AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2008
                                                      REGISTRATION NO. 333-40309
                                                               AND NO. 811-08483

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 17 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 18 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2008 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

            |_| on         , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                               [LOGO OMITTED] Jefferson National
--------------------------------------------------------------------------------

                                   Advantage
                   The Individual Fixed and Variable Annuity
                                    issued by
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

A I M Variable Insurance Funds

Managed by A I M Advisors, Inc.

      o     AIM V.I. Basic Value - Series II shares

      o     AIM V.I. Core Equity - Series I shares

      o     AIM V.I. Financial Services - Series I shares

      o     AIM V.I. Global Health Care - Series I shares

      o     AIM V.I. Global Real Estate Fund - Series I shares

      o     AIM V.I. High Yield - Series I shares

      o     AIM V.I. Mid Cap Core Equity - Series II shares

      o     AIM V.I. Technology - Series I shares

The Alger American Fund

Managed by Fred Alger Management, Inc.

      o Alger American Growth -Class O (name changing to Alger American Large Cap Growth 7/1/2008)

      o     Alger American Capital Appreciation - Class O

      o     Alger American MidCap Growth P- Class O

      o     Alger American Small Cap Growth -Class O (closed to new investors)

AllianceBernstein Variable Products Series Fund, Inc.

Managed by AllianceBernstein L.P.

      o     AllianceBernstein Growth and Income

American Century Variable Portfolios, Inc.

Managed by American Century Investment Management, Inc.

      o     American Century VP Balanced (Class I)

      o     American Century VP Income & Growth (Class I)

      o     American Century VP Inflation Protection (Class II)

      o     American Century VP Value (Class I)

Managed by American Century Global Investment Management, Inc.

      o     American Century VP International (Class I)

The DireXion Insurance Trust

Managed by Rafferty Asset Management, LLC

      o     DireXion Dynamic VP HY Bond

The Dreyfus Investment Portfolios (Service Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus IP - Small Cap Stock Index

      o     Dreyfus Socially Responsible Growth Fund (initial shares)

Dreyfus Stock Index Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation and Mellon Equity Associates.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series

Managed by Federated Investment Management Company

      o     Federated Capital Income II

      o     Federated High Income Bond II (Primary Shares)

Managed by Federated Global Investment Management Corp.

      o     Federated International Equity II

Janus Aspen Series

Managed by Janus Capital Management LLC

      o     Janus Aspen Growth and Income (Institutional Shares)

      o     Janus Aspen International Growth (Institutional Shares)

      o     Janus Aspen Large Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Growth (Institutional Shares)

      o     Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.

Managed by Lazard Asset Management LLC

      o     Lazard Retirement Emerging Markets Equity

      o     Lazard Retirement International Equity

      o     Lazard Retirement U.S. Small Cap Equity

      o     Lazard Retirement US Strategic Equity

Legg Mason Partners Variable Equity Trust

Subadvised by ClearBridge Advisors, LLC

      o     Legg Mason Partners Variable Aggressive Growth

      o     Legg Mason Partners Variable Capital and Income

      o     Legg Mason Partners Variable Fundamental Value

      o     Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust

Subadvised by West Asset Management Company


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      o     Legg Mason Partners Variable Global High Yield Bond

      o     Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.

Managed by Lord, Abbett & Co. LLC

      o     Lord Abbett Series Fund, Inc. - America's Value

      o     Lord Abbett Series Fund, Inc. - Growth and Income

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

Managed by Neuberger Berman Management, Inc.

      o     Lehman Brothers High Income Bond

      o     Lehman Brothers Short Duration Bond

      o     Neuberger Berman AMT Small Cap Growth (Class S)

      o     Neuberger Berman AMT Mid-Cap Growth

      o     Neuberger Berman AMT Partners

      o     Neuberger Berman AMT Regency

      o     Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust

Managed by JNF Advisors, Inc.

      o     JNF Chicago Equity Partners Balanced

      o     JNF Chicago Equity Partners Equity

      o     JNF Loomis Sayles Bond

      o     JNF Money Market

PIMCO Variable Insurance Trust

Managed by Pacific Investment Management Company LLC

      o     PIMCO VIT All Asset (Administrative Class)

      o     PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)

      o     PIMCO VIT Emerging Markets Bond (Administrative Class)

      o PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class) o PIMCO VIT Global Bond (Unhedged) (Administrative Class)

      o     PIMCO VIT High Yield (Administrative Class)

      o     PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

      o     PIMCO VIT Real Return (Administrative Class)

      o     PIMCO VIT Short-Term (Administrative Class)

      o     PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

      o     PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)

Managed by Pioneer Investment Management, Inc.

      o     Pioneer Equity Income VCT

      o     Pioneer Fund VCT

      o     Pioneer High Yield VCT

      o     Pioneer International Value VCT

      o     Pioneer Mid Cap Value VCT

Royce Capital Fund

Managed by Royce & Associates, LLC

      o     Royce Micro-Cap

      o     Royce Small-Cap

Rydex Variable Trust

Managed by Rydex Investments

      o     Rydex Banking

      o     Rydex Basic Materials

      o     Rydex Biotechnology

      o     Rydex Consumer Products

      o     Rydex Dow 2x Strategy

      o     Rydex NASDAQ-100(R) 2x Strategy

      o     Rydex S&P 500 2x Strategy

      o     Rydex Electronics

      o     Rydex Energy

      o     Rydex Energy Services

      o     Rydex Europe 1.25x Strategy

      o     Rydex Financial Services

      o     Rydex Government Long Bond 1.2x Strategy

      o     Rydex Health Care

      o     Rydex Internet

      o     Rydex Inverse Dow 2x Strategy

      o     Rydex Inverse Government Long Bond Strategy

      o     Rydex Inverse Mid-Cap Strategy

      o     Rydex Inverse NASDAQ-100(R) Strategy

      o     Rydex Inverse Russell 2000(R) Strategy

      o     Rydex Inverse S&P 500 Strategy

      o     Rydex Japan 1.25x Strategy

      o     Rydex Large-Cap Growth

      o     Rydex Large-Cap Value

      o     Rydex Leisure

      o     Rydex Mid Cap 1.5x Strategy

      o     Rydex Mid-Cap Growth

      o     Rydex Mid-Cap 1.5x Strategy

      o     Rydex Nova

      o     Rydex NASDAQ-100(R) Strategy

      o     Rydex Precious Metals

      o     Rydex Real Estate

      o     Rydex Retailing

      o     Rydex Russell 2000 1.5x Strategy

      o     Rydex Sector Rotation

      o     Rydex Small-Cap Growth

      o     Rydex Small-Cap Value

      o     Rydex Technology

      o     Rydex Telecommunications

      o     Rydex Transportation

      o     Rydex U.S. Government Money Market

      o     Rydex Utilities

      o     CLS AdvisorOne Amerigo

      o     CLS AdvisorOne Clermont

Seligman Portfolios, Inc.

Managed by J. & W. Seligman & Co. Incorporated

      o     Seligman Communications and Information

      o     Seligman Global Technology

Third Avenue Variable Series Trust

Managed by Third Avenue Management LLC.

      o     Third Avenue Value

--------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

Managed by Van Eck Associates Corporation

      o     Van Eck Worldwide Absolute Return

      o     Van Eck Worldwide Bond

      o     Van Eck Worldwide Emerging Markets

      o     Van Eck Worldwide Hard Assets

      o     Van Eck Worldwide Real Estate

Wells Fargo Advantage Funds

Managed by Wells Fargo Funds Management, LLC

      o     Wells Fargo Advantage VT Discovery

      o     Wells Fargo Advantage VT Opportunity

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

May 1, 2008

--------------------------------------------------------------------------------

Table of Contents

                                                                                                                                Page

Definitions of Special Terms ..................................................................................................    6
Highlights ....................................................................................................................    8
Fee Table .....................................................................................................................    9
Examples of Fees and Expenses .................................................................................................   11
Condensed Financial Information ...............................................................................................   12
The Company ...................................................................................................................   13
The Advantage Annuity Contract ................................................................................................   13
      Free Look ...............................................................................................................   13
      Ownership ...............................................................................................................   13
      Beneficiary .............................................................................................................   13
      Assignment ..............................................................................................................   13
      Requesting Transaction or Obtaining Information About Your Contract .....................................................   14
Purchase ......................................................................................................................   14
      Purchase Payments .......................................................................................................   14
      Allocation of Purchase Payments .........................................................................................   14
Investment Options ............................................................................................................   14
      Investment Portfolios ...................................................................................................   14
      Administrative, Marketing and Support Services Fees .....................................................................   14
      The Fixed Account .......................................................................................................   15
      The Interest Adjustment Account .........................................................................................   16
      The General Account .....................................................................................................   16
      Voting Rights ...........................................................................................................   16
      Substitution ............................................................................................................   16
Transfers .....................................................................................................................   16
      Excessive Trading .......................................................................................................   17
      Dollar Cost Averaging Program ...........................................................................................   18
      Rebalancing Program .....................................................................................................   18
      Interest Sweep Program ..................................................................................................   18
Expenses ......................................................................................................................   18
      Insurance Charges .......................................................................................................   19
      Contract Maintenance Charge .............................................................................................   19
      Contingent Deferred Sales Charge ........................................................................................   19
      Waiver of Contingent Deferred Sales Charge ..............................................................................   19
      Reduction or Elimination of Contingent Deferred Sales Charge ............................................................   20
      Investment Portfolio Operating Expenses .................................................................................   20
      Transfer Fee ............................................................................................................   20
      Earnings Protection Benefit .............................................................................................   20
      Guaranteed Minimum Withdrawal Benefit ...................................................................................   20
      Premium Taxes ...........................................................................................................   21
      Income Taxes ............................................................................................................   21
Contract Value ................................................................................................................   21
      Accumulation Units ......................................................................................................   21
Access to Your Money ..........................................................................................................   21
      Systematic Withdrawal Program ...........................................................................................   21
      Optional Guaranteed Minimum Withdrawal Benefit ..........................................................................   22
      Suspension of Payments or Transfers .....................................................................................   22
Death Benefit .................................................................................................................   22
      Upon Your Death During the Accumulation Period ..........................................................................   22

--------------------------------------------------------------------------------

      Death Benefit Amount During the Accumulation Period .....................................................................   23
      Optional Earnings Protection Benefit (EPB) ..............................................................................   23
      Payment of the Death Benefit During the Accumulation Period .............................................................   23
      Death of the Contract Owner During the Annuity Period ...................................................................   23
      Death of Annuitant ......................................................................................................   24
Annuity Payments (The Annuity Period) .........................................................................................   24
      Annuity Payment Amount ..................................................................................................   24
      Optional Guaranteed Minimum Income Benefit (GMIB) .......................................................................   24
      Annuity Options .........................................................................................................   25
Taxes .........................................................................................................................   25
      Annuity Contracts in General ............................................................................................   25
      Tax Status of the Contracts .............................................................................................   25
      Taxation of Non-Qualified Contracts .....................................................................................   26
      Taxation of Qualified Contracts .........................................................................................   26
      Possible Tax Law Changes ................................................................................................   27
Other Information .............................................................................................................   27
      Legal Proceedings .......................................................................................................   27
      The Separate Account ....................................................................................................   27
      Distributor .............................................................................................................   27
      Financial Statements ....................................................................................................   28
      Independent Registered Public Accounting Firm ...........................................................................   28
Appendix A--More Information About the Investment Portfolios ..................................................................   29
Appendix B--Earnings Protection Benefit Rider Examples ........................................................................   40
Appendix C--Guaranteed Minimum Withdrawal Benefit Examples ....................................................................   41
Appendix D--Condensed Financial Information ...................................................................................   42
Privacy Policy ................................................................................................................   63
Table of Contents of the Statement of Additional Information ..................................................................   64

--------------------------------------------------------------------------------

Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or under certain circumstances, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

--------------------------------------------------------------------------------

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

--------------------------------------------------------------------------------

Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

--------------------------------------------------------------------------------

Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a
percentage of Purchase Payments
withdrawn)(1)..............................    7%

Transfer Fee(2)............................    You may make a transfer once very
                                               30 days without charge. If you
                                               transfer more often, We may
                                               charge a fee of $25 per transfer.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                  Current Charge              Maximum Charge

Contract Maintenance Charge(3).........................................    $30 per Contract per year   $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract
Value allocated to the Sub-accounts)
Mortality and Expense Risk Charge......................................                1.25%                       1.25%
Administrative Charge..................................................                0.15%                       0.25%
Total Separate Account Annual Expenses
(without optional riders)..............................................                1.40%                       1.50%
Optional Guaranteed Minimum Withdrawal
Benefit Rider (as a percentage of
average Contract Value allocated to
the Sub-accounts)
2 Year Waiting Period..................................................                0.50%                       0.75%
5 Year Waiting Period..................................................                0.35%                       0.50%
Optional Guaranteed Minimum Income
Benefit Rider (as a percentage of the
average Contract Value allocated to
the Sub-accounts)......................................................                0.30%                       0.50%
Optional Earnings Protection Benefit Rider
Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary).............................................                0.25%                       0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected)..........................................                0.01%                       0.02%
Maximum Total Separate Account
Annual Expenses (with optional riders
assuming you selected the 2 Year
Waiting Period under the Guaranteed
Minimum Withdrawal Benefit and only
the Base Benefit under the Earnings
Protection Benefit)....................................................                2.45%                       3.00%

--------------------------------------------------------------------------------

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                           Minimum                   Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution                                          Gross: 0.27%              Gross: 5.50%
and/or service (12b-1) fees, and other expenses)(4).............................          Net: 0.27%                Net: 3.83%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from                                    Contingent Deferred
Receipt of Payment                                          Sales Charge
First Year..........................................             7%
Second Year.........................................             7%
Third Year..........................................             6%
Fourth Year.........................................             5%
Fifth Year..........................................             4%
Sixth Year..........................................             3%
Seventh Year........................................             2%
Eighth Year and later...............................             0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1223.65        $2622.90         $3853.63        $6705.77

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................      $865.16        $1265.00         $1603.45        $2671.10

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1223.65        $2622.90        $3489.29         $6705.77

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $865.16         $1265.00        $1248.99         $2671.10

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $593.00         $2079.29        $3489.29         $6705.77

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $237.00          $729.86        $1248.99         $2671.10

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1374.70        $3028.53        $4449.03         $7541.43

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1016.21        $1712.11        $2336.92         $4072.84

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1374.70        $3028.53        $4082.04         $7541.43

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................     $1016.21        $1712.11        $1979.23         $4072.84

(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................      $743.00        $2482.37         $4082.04        $7541.43

Assuming Minimum Investment                                                 1 year          3 years         5 years         10 years
Portfolio Operating Expenses..........................................      $387.00        $1174.17        $1,979.23        $4072.84

Condensed Financial Information

Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

--------------------------------------------------------------------------------

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

----------------------------------------------------------------------------------------------------------------
                                         15 Minutes Before NYSE Close
----------------------------------------------------------------------------------------------------------------
Dow 2x Strategy                              NASDAQ-100(R) 2x Strategy            S&P 500 2x Strategy
----------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy           Europe 1.25x Strategy                Inverse Dow 2x Strategy
----------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy        Inverse Mid-Cap Strategy             Inverse NASDAQ-100(R) Strategy
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy             Inverse S&P 500 Strategy             Japan Advantage 1.25x Strategy
----------------------------------------------------------------------------------------------------------------
Large-Cap Growth                             Large-Cap Value                      Mid Cap 1.5x Strategy
----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                               Mid-Cap Value                        Nova
----------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Strategy                       Russell 2000 1.5x Strategy           Small-Cap Growth
----------------------------------------------------------------------------------------------------------------
                                          30 Minutes Before NYSE Close
----------------------------------------------------------------------------------------------------------------
Banking                                      Basic Materials                      Biotechnology
----------------------------------------------------------------------------------------------------------------
Consumer Products                            Electronics                          Energy
----------------------------------------------------------------------------------------------------------------
Energy Services                              Financial Services                   Health Care
----------------------------------------------------------------------------------------------------------------
Internet                                     Leisure                              Precious Metals
----------------------------------------------------------------------------------------------------------------
Real Estate                                  Retailing                            Technology
----------------------------------------------------------------------------------------------------------------
Telecommunication                            Transportation                       Utilities
----------------------------------------------------------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in

--------------------------------------------------------------------------------

which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as .50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state.

      See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation
Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o     the requested transaction violates Our administrative rules

--------------------------------------------------------------------------------

            designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund, which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale [or sale and purchase] involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

------------------------------------------------------------------------------------------------------------------------------------
                                                          30 Day Hold
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                   American Century VP Income & Growth          American Century VP Inflation Protection
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                      American Century VP International
------------------------------------------------------------------------------------------------------------------------------------
CLS AdvisorOne Amerigo                         CLS AdvisorOne Clermont                      Federated Capital Income Fund II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             Federated International Equity Fund II       Legg Mason Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Capital and Income                  Legg Mason Fundamental Value                 Legg Mason High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Large Cap Growth                    Legg Mason Strategic Bond                    Lord Abbett America's Value
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income                  Rydex Sector Rotation
------------------------------------------------------------------------------------------------------------------------------------
                                                           60 Day Hold
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus International Value                    Dreyfus Small Cap Stock Index                Dreyfus Socially Responsible Growth
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                            Third Avenue Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           90 Day Hold
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income            Janus Aspen Growth and Income                Janus Aspen  International Growth
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth                   Janus Aspen Mid Cap Growth                   Janus Aspen Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
------------------------------------------------------------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

      We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Option in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Option in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

--------------------------------------------------------------------------------

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Fixed Income Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                                     Current                     Maximum
          GMIB                      Insurance                   Insurance
         Elected                     Charge                      Charge
           No                         1.40%                       1.50%
           Yes                        1.70%                       2.00%

--------------------------------------------------------------------------------

      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS                                                    CONTINGENT
FROM RECEIPT                                                     DEFERRED SALES
OF PURCHASE PAYMENT                                                  CHARGE
  First Year                                                           7%
  Second Year                                                          7%
  Third Year                                                           6%
  Fourth Year                                                          5%
  Fifth Year                                                           4%
  Sixth Year                                                           3%
  Seventh Year                                                         2%
  Eighth Year and later                                                0%

      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

--------------------------------------------------------------------------------

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:        0.25% of Contract Value as of the Contract Anniversary.

For Optional Benefit:    0.01% of Contract Value as of the Contract Anniversary
(Current Charge)         for each 1% of optional coverage elected.

For Optional Benefit:    0.02% of Contract Value as of the Contract Anniversary
(Maximum Charge)         for each 1% of optional coverage elected.

      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

      If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when Annuity Payments begin. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-

--------------------------------------------------------------------------------

Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with
326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit

--------------------------------------------------------------------------------

Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix C for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the Interest Adjustment Account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-

--------------------------------------------------------------------------------

Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior Equivalency
            Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership

      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix B for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin.

--------------------------------------------------------------------------------

We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1)    the Contract Value; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value.

      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay

--------------------------------------------------------------------------------

income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate

--------------------------------------------------------------------------------

Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006

--------------------------------------------------------------------------------

and 2007, each of the three years in the period then ended December 31, 2007 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

      APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

      Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

      The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

      The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Core Equity -- Series I shares

      The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

      The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

      The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

      The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

      The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Alger American LargeCap Growth 7/1/2008)

      The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization

--------------------------------------------------------------------------------

growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

      The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization) Closed to new investors

      The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

      AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced

      The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth

      The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection

      The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

      The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Value

      The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

THE DIREXION INSURANCE TRUST

      The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

      DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

      The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

      The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - Small Cap Stock Index

      The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of

--------------------------------------------------------------------------------

stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

      The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus
Corporation.  The  following  Investment  Portfolios  are  available  under  the
Contract:

      Dreyfus VIF--International Value

      The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated
Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II and the Federated Capital Income II. Capital Income II's sub-adviser is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

      The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

      The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

      The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1)
changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

      Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your
Contract:

Janus Aspen Growth and Income (Institutional Shares)

      The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen International Growth (Institutional Shares)

      The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

      The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

      The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Worldwide Growth (Institutional Shares)

      The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including

--------------------------------------------------------------------------------

the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

      The potential to become a larger factor in the company's business sector

      Significant debt but high levels of free cash flow

      A relatively short corporate history with the expectation that the business may grow

      The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

      The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

INVESTMENT MANAGER AND SUBADVISORS

      Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

      Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisors. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England,

--------------------------------------------------------------------------------

act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

      The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

      The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

      The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

      The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

      U.S. government obligations

      Mortgage and asset-backed securities

      Investment and non-investment securities grade U.S. and foreign corporate debt; and

      Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

      The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

      Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

Lord Abbett Series Fund, Inc.--America's Value

      The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities

--------------------------------------------------------------------------------

issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc.--Growth and Income

      The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

      The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond

      The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Small-Cap Growth (Class S)

      The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Mid-Cap Growth

      The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners Portfolio

      The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

      The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Socially Responsive

      The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

      The Northern Lights Variable Insurance Trust is a Delaware Statutory trust offering multiple portfolios. JNF Advisors, Inc. is the investment manager for the JNF series. It retains Chicago Equity Partners as sub-advisers to manage it's funds as described below. The following Investment Funds are available under the Contract:

JNF Chicago Equity Partners Balanced

      The JNF Chicago Equity Partners Balanced fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder

--------------------------------------------------------------------------------

in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

      The JNF Chicago Equity Partners Equity fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

      The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

      The Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

      The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

      Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT CommodityRealReturn(TM) Strategy

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Global Bond (Unhedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") which may be rated below investment grade but rated at least Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT RealEstateRealReturn Strategy

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Real Return

      The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Short Term

      Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

--------------------------------------------------------------------------------

PIMCO VIT StockPLUS(R) Total Return

      Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT Total Return

      The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

      Pioneer Variable  Contracts Trust is an open-ended  management  investment
company  consisting  of  distinct  investment  portfolios.   Pioneer  Investment
Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Equity Income VCT

      The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT

      The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield VCT

      The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value VCT

      The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value VCT

      The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

ROYCE CAPITAL FUND

      Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

      Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Banking

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

      The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

      The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

--------------------------------------------------------------------------------

Rydex Consumer Products

      The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

      Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

      The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Electronics

      The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

      The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Energy Services

      The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

      The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

      The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

      The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Internet

      The Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/ka Inverse Government Long Bond)

      The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

      The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

      The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will

--------------------------------------------------------------------------------

attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Nova

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

      The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

      The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

      The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

      The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

      The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

      The Fund seeks capital  appreciation by investing in companies  engaged in
the   development,   manufacture,   or  sale  of   communications   services  or
communications equipment.

Rydex Transportation

      The Fund seeks capital  appreciation by investing in companies  engaged in
providing   transportation   services  or  companies   engaged  in  the  design,
manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

      The Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

      The Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS AdvisorOne Amerigo

      The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

      The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

      Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

      The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net

--------------------------------------------------------------------------------

assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

      The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

      The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

      The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

      The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Bond

      The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

      The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

      The  Van  Eck  Worldwide   Hard  Assets  Fund  seeks   long-term   capital
appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

      The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

      The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Opportunity

      The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

      The Wells  Fargo  Advantage  VT  Discovery  Fund seeks  long-term  capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

--------------------------------------------------------------------------------

APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =                                                                         $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                           $125,000
Contract Gain =                                                                                              $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =                                                               $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                                                              $25,000

Base Death Benefit = 50% x Eligible Gain =                                                                   $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional
Coverage Percentage =                                                                                          40%
Initial Purchase Payment less Equivalency Withdrawals = $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract
Value, when the sum of all Purchase Payments reduced by Withdrawals is greater
than Contract Value =                                                                                          N/A

Optional Gain = (40% x $100,000) =                                                                           $40,000

Optional Death Benefit = 50% x Optional Gain =                                                               $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                              $32,500

Market Decrease Example

      The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =                                                                         $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                           $125,000
Contract Gain =                                                                                                $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =                                                               $125,000

Eligible Gain = Lesser of $0 or $125,000 =                                                                     $0

Base Death Benefit = 50% x Eligible Gain =                                                                     $0

Optional Death Benefit (paid in addition to the base death benefit) Optional
Coverage Percentage =                                                                                          40%

Initial Purchase Payment less Equivalency Withdrawals =                                                     $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 w $104,000 =                                                                                $21,000

Optional Gain = 40% x $100,000 - $21,000 =                                                                   $19,000

Optional Death Benefit = 50% - Optional Gain =                                                               $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                                    $9,500

--------------------------------------------------------------------------------

APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o     Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o     Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example  3--Assume the same facts as Example 1. If you take the maximum  Benefit
Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

--------------------------------------------------------------------------------

APPENDIX D - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV             (a)   $16.342   $14.673    $14.113   $12.913   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)   $12.869   $11.647    $11.293   $10.416    $9.931    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.333   $16.342    $14.673   $14.113   $12.913    N/A       N/A        N/A       N/A       N/A
                          (b)   $12.759   $12.869    $11.647   $11.293   $10.416    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             30,378    40,605     56,994    65,035    66,269    N/A       N/A        N/A       N/A       N/A

Core Equity Fund (inception date May 1, 2006)
---------------------------------------------
Beginning AUV             (a)   $10.861   $10.043    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.802   $10.043    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.578   $10.861    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.424   $10.802    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            170,494   183,632    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV             (a)   $13.354   $11.629    $11.135   $10.391    $8.132    $9.691    $10.078    N/A       N/A       N/A
                          (b)   $13.040   $11.447    $11.048   $10.393    $9.923    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.242   $13.354    $11.629   $11.135   $10.391    $8.132     $9.691    N/A       N/A       N/A
                          (b)    $9.921   $13.040    $11.447   $11.048   $10.393    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             31,309    45,794     59,024    83,787   111,814   237,109    383,711    N/A       N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV             (a)   $11.269   $10.859    $10.182    $9.599    $7.618   $10.226    $10.050    N/A       N/A       N/A
                          (b)   $11.778   $11.440    $10.813   $10.276    $9.935    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.429   $11.269    $10.859   $10.182    $9.599    $7.618    $10.226    N/A       N/A       N/A
                          (b)   $12.886   $11.778    $11.440   $10.813   $10.276    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             54,032    86,297    244,079   218,114   138,316   184,300    370,639    N/A       N/A       N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV             (a)   $30.971   $22.024    $19.551   $14.517   $10.604   $10.110    $10.030    N/A       N/A       N/A
                          (b)   $21.372   $15.320    $13.708   $10.260   $10.000    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $28.847   $30.971    $22.024   $19.551   $14.517   $10.604    $10.110    N/A       N/A       N/A
                          (b)   $19.746   $21.372    $15.320   $13.708   $10.260    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            114,713   200,536    230,550   276,420   182,608   183,685     29,984    N/A       N/A       N/A

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV             (a)   $11.911   $10.907    $10.768    $9.966    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.659   $10.762    $10.710    $9.965    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.890   $11.911    $10.907   $10.768    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.546   $11.659    $10.762   $10.710    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            266,014   247,974    264,057   300,673    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
AIM VARIABLE INSURANCE FUNDS (continued):
Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV             (a)   $16.082   $14.694    $13.891   $12.404    $9.958    N/A       N/A        N/A       N/A       N/A
                          (b)   $12.940   $11.918    $11.357   $10.223    $9.951    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $17.329   $16.082    $14.694   $13.891   $12.404    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.832   $12.940    $11.918   $11.357   $10.223    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             25,952    34,422     36,977    44,552     8,698    N/A       N/A        N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV             (a)    $6.155    $5.649     $5.607    $5.434    $3.793    $7.236    $10.251    N/A       N/A       N/A
                          (b)   $11.058   $10.231    $10.236   $10.001    $9.797    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $6.536    $6.155     $5.649    $5.607    $5.434    $3.793     $7.236    N/A       N/A       N/A
                          (b)   $11.650   $11.058    $10.231   $10.236   $10.001    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             42,992    73,057     74,278   128,473   232,642   146,586     91,714    N/A       N/A       N/A

====================================================================================================================================
THE ALGER AMERICAN FUND:
Growth Portfolio (inception date February 9, 1998)
--------------------------------------------------
Beginning AUV             (a)   $14.073   $13.572    $12.284   $11.808    $8.860   $13.409    $15.421   $18.349   $13.913    $10.000
                          (b)   $12.013   $11.678    $10.655   $10.324    $9.888    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.643   $14.073    $13.572   $12.284   $11.808    $8.860    $13.409   $15.421   $18.349    $13.913
                          (b)   $14.094   $12.013    $11.678   $10.655   $10.324    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            702,079   882,395  1,161,255 1,346,459 1,548,766 1,962,931  2,886,721 3,085,986 1,954,848    436,443

Capital Appreciation Portfolio (inception date February 9, 1998)
----------------------------------------------------------------
Beginning AUV             (a)   $19.666   $16.721    $14.816   $13.888   $10.454   $16.041    $19.351   $26.106   $14.867    $10.000
                          (b)   $14.150   $12.128    $10.832   $10.235    $9.875    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $25.894   $19.666    $16.721   $14.816   $13.888   $10.454    $16.041   $19.351   $26.106    $14.867
                          (b)   $18.482   $14.150    $12.128   $10.832   $10.235    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            644,915   790,298    972,578 1,269,712 1,762,328 1,872,540  2,427,539 2,591,609 1,362,969    109,259

MidCap Growth Portfolio (inception date February 9, 1998)
---------------------------------------------------------
Beginning AUV             (a)   $21.225   $19.542    $18.044   $16.187   $11.107   $15.987    $17.345   $16.110   $12.391    $10.000
                          (b)   $12.957   $12.025    $11.192   $10.121    $9.867    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $27.533   $21.225    $19.542   $18.044   $16.187   $11.107    $15.987   $17.345   $16.110    $12.391
                          (b)   $16.673   $12.957    $12.025   $11.192   $10.121    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            520,710   608,220    836,564 1,077,570 1,164,870 1,163,169  2,022,255 2,131,387   604,590    155,496

Small Cap Growth Portfolio (inception date February 9, 1998)
------------------------------------------------------------
Beginning AUV             (a)   $12.650   $10.689     $9.273    $8.068    $5.747    $7.901    $11.368   $15.834   $11.196    $10.000
                          (b)   $15.498   $13.200    $11.544   $10.124    $9.895    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.624   $12.650    $10.689    $9.273    $8.068    $5.747     $7.901   $11.368   $15.834    $11.196
                          (b)   $17.773   $15.498    $13.200   $11.544   $10.124    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            306,842   506,773    620,451   698,004 1,172,859   806,174  1,749,365 1,011,724   485,731    153,227

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
-------------------------------------------------------------
Beginning AUV             (a)   $13.554   $11.719    $11.332   $10.311    $7.891   $10.266    $10.046    N/A       N/A       N/A
                          (b)   $13.436   $11.710    $11.414   $10.469    $9.951    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.049   $13.554    $11.719   $11.332   $10.311    $7.891    $10.266    N/A       N/A       N/A
                          (b)   $13.815   $13.436    $11.710   $11.414   $10.469    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             63,817    69,812     70,156    92,685   106,648   108,287    145,160    N/A       N/A       N/A

====================================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV             (a)   $11.457   $10.599    $10.042    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.306   $10.542    $10.041    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.855   $11.457    $10.599    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.604   $11.306    $10.542    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             92,605    37,216     22,284    N/A       N/A       N/A       N/A        N/A       N/A       N/A

VP Income & Growth Fund (inception date February 9, 1998)
---------------------------------------------------------
Beginning AUV             (a)   $15.049   $13.034    $12.632   $11.337    $8.887   $11.178    $12.370   $14.033   $12.058    $10.000
                          (b)   $13.493   $11.780    $11.508   $10.412    $9.920    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.829   $15.049    $13.034   $12.632   $11.337    $8.887    $11.178   $12.370   $14.033    $12.058
                          (b)   $13.189   $13.493    $11.780   $11.508   $10.412    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            335,112   484,038    588,066   717,847   727,572   823,864  1,058,516 1,134,425   805,221    351,625

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV             (a)   $10.587   $10.569    $10.553   $10.044    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.363   $10.429    $10.497   $10.043    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.431   $10.587    $10.569   $10.553    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.100   $10.363    $10.429   $10.497    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             13,682    12,518     10,688    70,099    N/A       N/A       N/A        N/A       N/A       N/A

VP International Fund (inception date February 9, 1998)
-------------------------------------------------------
Beginning AUV             (a)   $15.487   $12.561    $11.247    $9.925    $8.083   $10.295    $14.741   $17.973   $11.110    $10.000
                          (b)   $15.698   $12.835    $11.584   $10.304    $9.951    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $18.027   $15.487    $12.561   $11.247    $9.925    $8.083    $10.295   $14.741   $17.973    $11.110
                          (b)   $18.128   $15.698    $12.835   $11.584   $10.304    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            267,409   414,436    434,589   494,102   518,581   558,672    696,624   744,062   286,551    115,687

VP Value Fund (inception date February 9, 1998)
-----------------------------------------------
Beginning AUV             (a)   $19.384   $16.566    $15.994   $14.186   $11.156   $12.947    $11.638    $9.990   $10.217    $10.000
                          (b)   $13.945   $12.013    $11.691   $10.453    $9.973    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $18.130   $19.384    $16.566   $15.994   $14.186   $11.156    $12.947   $11.638    $9.990    $10.217
                          (b)   $12.939   $13.945    $12.013   $11.691   $10.453    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            564,439   721,298    966,161 1,217,366 1,251,328 1,564,755  2,796,345 1,695,317   615,221    171,138

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV             (a)   $10.925   $10.431    $10.056    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.780   $10.375    $10.055    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.582   $10.925    $10.431    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.358   $10.780    $10.375    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs                  0         0          0    N/A       N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV             (a)   $12.966   $11.492    $10.131    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.794   $11.431    $10.130    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.701   $12.966    $11.492    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.432   $12.794    $11.431    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             18,127    13,666      3,654    N/A       N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (inception date February 9, 1998)
------------------------------------------------------------------------------------
Beginning AUV             (a)   $10.568    $9.813     $9.604    $9.170    $7.380   $10.534    $13.798   $15.727   $12.261    $10.000
                          (b)   $11.495   $10.760    $10.615   $10.217    $9.888    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.231   $10.568     $9.813    $9.604    $9.170    $7.380    $10.534   $13.798   $15.727    $12.261
                          (b)   $12.119   $11.495    $10.760   $10.615   $10.217    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            256,975   340,885    418,228   558,813   635,129   849,242  1,273,485 1,592,027   931,176    212,780

====================================================================================================================================
DREYFUS STOCK INDEX FUND: (inception date February 9, 1998)
-----------------------------------------------------------
Beginning AUV             (a)   $13.881   $12.187    $11.805   $10.820    $8.548   $11.166    $12.895   $14.414   $12.120    $10.000
                          (b)   $13.009   $11.514    $11.241   $10.387    $9.923    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.406   $13.881    $12.187   $11.805   $10.820    $8.548    $11.166   $12.890   $14.414    $12.120
                          (b)   $13.394   $13.009    $11.514   $11.241   $10.387    N/A       N/A        N/A       N/A       N/A

Ending number of AUs          1,183,582 1,816,035  2,298,541 2,781,285 3,275,328 4,388,825  5,567,658 5,186,719 3,732,395  1,229,906

====================================================================================================================================
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio (inception date February 9, 1998)
---------------------------------------------------------------
Beginning AUV             (a)   $17.742   $14.676    $13.300   $11.238    $8.358    $9.657    $11.285   $11.883    $9.423    $10.000
                          (b)   $16.149   $13.464    $12.300   $10.477   $10.007    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $18.221   $17.742    $14.676   $13.300   $11.238    $8.358     $9.657   $11.285   $11.883     $9.423
                          (b)   $16.452   $16.149    $13.464   $12.300   $10.477    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            329,796   525,114    604,260   772,149   648,230   538,242    339,691   176,116    90,423     14,881

====================================================================================================================================
FEDERATED INSURANCE SERIES:
Capital Income Fund II (inception date February 9, 1998)
--------------------------------------------------------
Beginning AUV             (a)   $10.085    $8.843     $8.437    $7.784    $6.542    $8.723    $10.254   $11.420   $11.388    $10.000
                          (b)   $13.061   $11.545    $11.103   $10.326   $10.012    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.345   $10.085     $8.843    $8.437    $7.784    $6.542     $8.723   $10.254   $11.420    $11.388
                          (b)   $13.291   $13.061    $11.545   $11.103   $10.326    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            170,958   252,262    237,513   312,559   374,551   832,069    688,002   745,679   550,507    227,545

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
FEDERATED INSURANCE SERIES (continued):
High Income Bond Fund II (inception date February 9, 1998)
----------------------------------------------------------
Beginning AUV             (a)   $13.009   $11.905    $11.760   $10.797    $8.959    $8.963     $8.966    $9.994    $9.906    $10.000
                          (b)   $11.893   $10.971    $10.924   $10.110   $10.012    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.267   $13.009    $11.905   $11.760   $10.797    $8.959     $8.963    $8.966    $9.994     $9.906
                          (b)   $12.031   $11.893    $10.971   $10.924   $10.110    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            370,385   605,111    651,858   864,621 1,037,874 1,395,433  1,449,264 1,128,938   859,802    449,248

International Equity Fund II (inception date February 9, 1998)
--------------------------------------------------------------
Beginning AUV             (a)   $15.583   $13.292    $12.357   $10.986    $8.449   $11.094    $15.941   $20.889   $11.457    $10.000
                          (b)   $14.346   $12.334    $11.558   $10.359   $10.000    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.832   $15.583    $13.292   $12.357   $10.986    $8.449    $11.094   $15.941   $20.889    $11.457
                          (b)   $15.371   $14.346    $12.334   $11.558   $10.359    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            175,502   245,246    298,050   291,372   290,064   338,820    365,241   395,720   200,438     49,555

====================================================================================================================================
JANUS ASPEN SERIES:
Growth and Income Portfolio (inception date March 21, 2003)
-----------------------------------------------------------
Beginning AUV             (a)   $15.982   $14.998    $13.539   $12.266   $10.230    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.168   $12.456    $11.334   $10.351    $9.912    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $17.139   $15.982    $14.998   $13.539   $12.266    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.008   $13.168    $12.456   $11.334   $10.351    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            270,586   383,176    466,179   480,785   586,417    N/A       N/A        N/A       N/A       N/A

International Growth Portfolio (inception date March 21, 2003)
--------------------------------------------------------------
Beginning AUV             (a)   $32.031   $22.093    $16.934   $14.438   $10.140    N/A       N/A        N/A       N/A       N/A
                          (b)   $22.448   $15.607    $12.059   $10.364    $9.923    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $40.527   $32.031    $22.093   $16.934   $14.438    N/A       N/A        N/A       N/A       N/A
                          (b)   $28.174   $22.448    $15.607   $12.059   $10.364    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            166,433   220,033    162,775    58,093    35,516    N/A       N/A        N/A       N/A       N/A

Large Cap Growth Portfolio (inception date February 9, 1998)
------------------------------------------------------------
Beginning AUV             (a)   $12.321   $11.218    $10.908   $10.584    $8.147   $11.243    $15.150   $17.980   $12.663    $10.000
                          (b)   $11.628   $10.672    $10.460   $10.231    $9.872    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.982   $12.321    $11.218   $10.908   $10.584    $8.147    $11.243   $15.150   $17.980    $12.663
                          (b)   $13.091   $11.628    $10.672   $10.460   $10.231    N/A       N/A        N/A       N/A       N/A

Ending number of AUs          1,146,365 1,420,671  1,699,230 2,107,883 2,756,188 3,610,378  5,062,889 5,805,011 3,067,175    424,913

Mid Cap Growth Portfolio (inception date February 9, 1998)
----------------------------------------------------------
Beginning AUV             (a)   $16.052   $14.328    $12.937   $10.865    $8.156   $11.477    $19.224   $28.593   $12.864    $10.000
                          (b)   $14.668   $13.197    $12.011   $10.169    $9.900    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $19.316   $16.052    $14.328   $12.937   $10.865    $8.156    $11.477   $19.224   $28.593    $12.864
                          (b)   $17.509   $14.668    $13.197   $12.011   $10.169    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            752,031   944,154  1,155,476 1,556,621 1,756,935 2,388,422  3,413,327 3,583,615 1,540,761    189,516

Worldwide Growth Portfolio (inception date February 9, 1998)
------------------------------------------------------------
Beginning AUV             (a)   $13.845   $11.878    $11.378   $11.012    $9.007   $12.260    $16.031   $19.278   $11.887    $10.000
                          (b)   $12.730   $11.008    $10.629   $10.370    $9.911    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.966   $13.845    $11.878   $11.378   $11.012    $9.007    $12.260   $16.031   $19.278    $11.887
                          (b)   $13.650   $12.730    $11.008   $10.629   $10.370    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            728,139   941,152  1,193,071 1,576,795 2,083,176 2,753,859  4,204,856 4,714,717 2,253,671    698,806

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV             (a)   $22.510   $17.566    $12.653    $9.816    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $22.035   $17.333    $12.585    $9.815    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $29.587   $22.510    $17.566   $12.653    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $28.731   $22.035    $17.333   $12.585    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            142,432   148,729    205,991    29,321    N/A       N/A       N/A        N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV             (a)   $14.888   $12.321    $11.292    $9.932    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.574   $12.158    $11.232    $9.931    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.263   $14.888    $12.321   $11.292    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $15.792   $14.574    $12.158   $11.232    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             27,608    36,764     16,151     4,467    N/A       N/A       N/A        N/A       N/A       N/A

U.S. Small Cap Equity Portfolio (inception date February 9, 1998)
-----------------------------------------------------------------
Beginning AUV             (a)   $19.687   $17.200    $16.772   $14.805   $10.941   $13.478    $11.522    $9.653    $9.311    $10.000
                          (b)   $13.268   $11.685    $11.485   $10.220    $9.937    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $18.014   $19.687    $17.200   $16.772   $14.805   $10.941    $13.478   $11.522    $9.653     $9.311
                          (b)   $12.044   $13.268    $11.685   $11.485   $10.220    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            222,963   389,832    490,004   627,224   747,427   928,286  1,102,964   817,111   101,384     45,538

US Strategic Equity Portfolio (inception date February 9, 1998)
---------------------------------------------------------------
Beginning AUV             (a)   $13.804   $11.915    $11.687   $10.602    $8.670   $10.498    $11.507   $11.679   $10.950    $10.000
                          (b)   $13.153   $11.444    $11.316   $10.348    $9.925    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.481   $13.804    $11.915   $11.687   $10.602    $8.670    $10.498   $11.507   $11.679    $10.950
                          (b)   $12.742   $13.153    $11.444   $11.316   $10.348    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             59,485   111,507    130,125   149,355   149,304   141,741    210,370   136,231   134,126     93,997

====================================================================================================================================
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV             (a)    $9.898    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.898    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.557    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.505    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              2,598    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV             (a)    $9.951    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.950    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.012    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.958    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              8,824    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV             (a)    $9.903    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.902    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.497    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.445    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             13,941    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV             (a)    $9.896    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.895    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.921    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.867    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              5,848    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (inception date May 1, 2005)
-------------------------------------------------------------
Beginning AUV             (a)   $11.512   $10.551    $10.009    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.360   $10.495    $10.009    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.344   $11.512    $10.551    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.104   $11.360    $10.495    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             16,040    17,474      9,292    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Strategic Bond Portfolio (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV             (a)   $11.107   $10.724    $10.613    $9.998    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.873   $10.582    $10.556    $9.998    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.170   $11.107    $10.724   $10.613    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.847   $10.873    $10.582   $10.556    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            116,072   133,003    124,200    10,564    N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio (inception date May 1, 2003)
------------------------------------------------------
Beginning AUV             (a)   $16.219   $14.358    $14.029   $12.215   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.479   $12.027    $11.846   $10.397    $9.974    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.498   $16.219    $14.358   $14.029   $12.215    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.601   $13.479    $12.027   $11.846   $10.397    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             94,873    70,735     69,772    65,074    10,104    N/A       N/A        N/A       N/A       N/A

Growth and Income Portfolio (inception date February 9, 1998)
-------------------------------------------------------------
Beginning AUV             (a)   $17.852   $15.437    $15.162   $13.649   $10.565   $13.071    $14.211   $12.447   $10.812    $10.000
                          (b)   $13.350   $11.636    $11.520   $10.454    $9.949    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $18.208   $17.852    $15.437   $15.162   $13.649   $10.565    $13.071   $14.211   $12.447    $10.812
                          (b)   $13.506   $13.350    $11.636   $11.520   $10.454    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            609,900 1,006,337  1,167,160 1,431,503 1,500,303 1,814,115  1,870,246 1,339,392   759,960    240,000

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio (inception date May 1, 2005)
-----------------------------------------------------------------------
Beginning AUV             (a)   $10.939   $10.322     $9.999    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.794   $10.267     $9.998    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.900   $10.939    $10.322    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.670   $10.794    $10.267    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              3,532     3,886      1,649    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Lehman Brothers Short Term Duration Bond Portfolio (inception date February 9, 1998)
------------------------------------------------------------------------------------
Beginning AUV             (a)   $12.390   $12.058    $12.053   $12.129   $12.009   $11.561    $10.779   $10.236   $10.229    $10.000
                          (b)    $9.995    $9.805     $9.879   $10.022   $10.015    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.800   $12.390    $12.058   $12.053   $12.129   $12.009    $11.561   $10.779   $10.236    $10.229
                          (b)   $10.243    $9.995     $9.805    $9.879   $10.022    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            297,717   398,460    538,293   816,255 1,171,862 1,722,407  1,396,612 1,110,999   921,343    308,953

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV             (a)   $14.571   $14.038    $13.835   $12.541   $10.040    N/A       N/A        N/A       N/A       N/A
                          (b)   $11.548   $11.216    $11.142   $10.181    $9.917    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.441   $14.571    $14.038   $13.835   $12.541    N/A       N/A        N/A       N/A       N/A
                          (b)   $11.354   $11.548    $11.216   $11.142   $10.181    N/A       N/A        N/A       N/A       N/A

Ending number of AUs              8,575    14,473     16,079    42,303    14,287    N/A       N/A        N/A       N/A       N/A

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV             (a)   $11.023    $9.746     $8.689    $7.577    $5.999    $8.610    $10.076    N/A       N/A       N/A
                          (b)   $14.369   $12.806    $11.509   $10.116    $9.854    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.318   $11.023     $9.746    $8.689    $7.577    $5.999     $8.610    N/A       N/A       N/A
                          (b)   $17.221   $14.369    $12.806   $11.509   $10.116    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             66,928   106,382     84,505   112,720    96,639    66,310     44,229    N/A       N/A       N/A

Partners Portfolio (inception date February 9, 1998)
----------------------------------------------------
Beginning AUV             (a)   $15.259   $13.786    $11.843   $10.095    $7.578   $10.131    $10.573   $10.647   $10.056    $10.000
                          (b)   $15.208   $13.850    $11.993   $10.305    $9.926    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.450   $15.259    $13.786   $11.843   $10.095    $7.578    $10.131   $10.573   $10.647    $10.056
                          (b)   $16.264   $15.208    $13.850   $11.993   $10.305    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            301,817   305,358    406,222   358,969   328,535   349,787   $602,382   513,663   524,039    308,591

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV             (a)   $19.039   $17.368    $15.725   $13.033   $10.010    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.614   $13.438    $12.264   $10.247    $9.957    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $19.393   $19.039    $17.368   $15.725   $13.033    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.767   $14.614    $13.438   $12.264   $10.247    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             91,495   110,282    103,426   130,785    10,795    N/A       N/A        N/A       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV             (a)   $13.345   $11.902    $11.295   $10.015    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.063   $11.744    $11.234   $10.014    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.160   $13.345    $11.902   $11.295    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.750   $13.063    $11.744   $11.234    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             14,905    13,189     18,777       168    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced (inception date May 1, 2007)
-----------------------------------------
Beginning AUV             (a)   $10.028    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.028    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.787    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.735    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs          1,180,719    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

JNF Equity (inception date May 1, 2007)
---------------------------------------
Beginning AUV             (a)   $10.012    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.012    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $8.963    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $8.915    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs          1,050,501    N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV             (a)   $10.383    $9.973    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.327    $9.972    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.090   $10.383    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.942   $10.327    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              4,341       240    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV             (a)    $9.516   $10.104    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.465   $10.104    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.563    $9.516    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.409    $9.465    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             18,792    12,605    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV             (a)   $10.733    $9.978    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.675    $9.977    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.197   $10.733    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.048   $10.675    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              2,089     1,851    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV             (a)   $10.234   $10.009    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.179   $10.009    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.456   $10.234    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.317   $10.179    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs                727     1,457    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST (continued):
Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV             (a)   $10.161   $10.000    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.107    $9.999    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.994   $10.161    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.847   $10.107    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             30,449     5,127    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV             (a)   $10.529    $9.989    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.473    $9.988    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.746   $10.529    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.603   $10.473    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             18,583     7,368    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV             (a)   $11.292   $11.370    $11.294   $10.516   $10.035    N/A       N/A        N/A       N/A       N/A
                          (b)   $10.535   $10.694    $10.707   $10.050   $10.104    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.318   $11.292    $11.370   $11.294   $10.516    N/A       N/A        N/A       N/A       N/A
                          (b)   $11.401   $10.535    $10.694   $10.707   $10.050    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            170,082   171,694    308,677   183,128    89,842    N/A       N/A        N/A       N/A       N/A

RealEstateRealReturn Strategy Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV             (a)   $11.853    $9.823    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.789    $9.822    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.206   $11.853    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.071   $11.789    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             18,322    25,956    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV             (a)   $10.407   $10.120    $10.011   $10.000    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.187    $9.986     $9.957    $9.999    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.722   $10.407    $10.120   $10.011    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.411   $10.187     $9.986    $9.957    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             80,546    46,068     64,777    44,482    N/A       N/A       N/A        N/A       N/A       N/A

StockPLUS(R) Total Return Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV             (a)   $10.932    $9.904    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.874    $9.903    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.811   $10.932    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.653   $10.874    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              1,674     4,399    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV             (a)   $10.819   $10.566    $10.458   $10.112   $10.010    N/A       N/A        N/A       N/A       N/A
                          (b)   $10.538   $10.374    $10.351   $10.088   $10.069    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.600   $10.819    $10.566   $10.458   $10.112    N/A       N/A        N/A       N/A       N/A
                          (b)   $11.208   $10.538    $10.374   $10.351   $10.088    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            365,478   339,470    270,182   183,943    79,561    N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV             (a)   $13.103   $10.880    $10.456    $9.138    $7.579    $9.155     $9.867    N/A       N/A       N/A
                          (b)   $14.582   $12.205    $11.823   $10.416    $9.965    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.990   $13.103    $10.880   $10.456    $9.138    $7.579     $9.155    N/A       N/A       N/A
                          (b)   $14.340   $14.582    $12.205   $11.823   $10.416    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            194,995   428,275    243,314   193,254   196,078   184,748    238,715    N/A       N/A       N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV             (a)   $11.139    $9.708     $9.293    $8.490    $6.980    $8.766     $9.835    N/A       N/A       N/A
                          (b)   $13.216   $11.610    $11.203   $10.324    $9.922    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.509   $11.139     $9.708    $9.293    $8.490    $6.980     $8.766    N/A       N/A       N/A
                          (b)   $13.545   $13.216    $11.610   $11.203   $10.324    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            123,705   248,783    271,784   296,883   169,184   133,260    170,991    N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV             (a)   $11.149   $10.445    $10.003    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.001   $10.389    $10.002    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.608   $11.149    $10.445    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.362   $11.001    $10.389    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             56,615    70,945        118    N/A       N/A       N/A       N/A        N/A       N/A       N/A

International Value Portfolio (inception date December 15, 2006)
----------------------------------------------------------------
Beginning AUV             (a)   $10.049    $9.982    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.045    $9.981    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.220   $10.049    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.127   $10.045    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            111,958    40,618    N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A

Mid Cap Value Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV             (a)   $12.073   $10.904    $10.057    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.913   $10.846    $10.057    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.540   $12.073    $10.904    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.275   $11.913    $10.846    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             10,219    18,510     11,866    N/A       N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV             (a)   $21.770   $18.234    $16.567   $14.758   $10.052    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.646   $12.365    $11.324   $10.169    $9.973    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $22.319   $21.770    $18.234   $16.567   $14.758    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.895   $14.646    $12.365   $11.324   $10.169    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             82,756   104,528     79,746   105,908    68,522    N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV             (a)   $20.939   $18.373    $17.163   $13.929    $9.982    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.925   $13.201    $12.429   $10.169    $9.974    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $20.205   $20.939    $18.373   $17.163   $13.929    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.286   $14.925    $13.201   $12.429   $10.169    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            124,696   196,618    238,910   261,923    60,814    N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV             (a)   $12.481   $11.267    $10.041    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.316   $11.207    $10.040    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.002   $12.481    $11.267    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.706   $12.316    $11.207    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             41,248    12,873        256    N/A       N/A       N/A       N/A        N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV             (a)   $11.250   $10.527    $10.027    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.101   $10.471    $10.027    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.783   $11.250    $10.527    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.534   $11.101    $10.471    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              7,630     4,089        345    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV             (a)   $12.177   $11.100    $11.576   $10.096    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.920   $10.953    $11.514   $10.095    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $8.755   $12.177    $11.100   $11.576    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $8.502   $11.920    $10.953   $11.514    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             12,133    17,365      6,193    10,492    N/A       N/A       N/A        N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV             (a)   $15.302   $12.688    $12.367    $9.969    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.979   $12.520    $12.301    $9.968    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $20.213   $15.302    $12.688   $12.367    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $19.628   $14.979    $12.520   $12.301    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            145,664   126,499     74,254     9,064    N/A       N/A       N/A        N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV             (a)    $9.624   $10.095     $9.250    $9.795    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.420    $9.960     $9.200    $9.795    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.907    $9.624    $10.095    $9.250    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.620    $9.420     $9.960    $9.200    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              4,670     7,977     40,603       356    N/A       N/A       N/A        N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV             (a)   $11.832   $10.218    $10.403   $10.096    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.582   $10.082    $10.347   $10.095    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.959   $11.832    $10.218   $10.403    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.584   $11.582    $10.082   $10.347    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              9,640    17,778     17,102     8,494    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST:
Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV             (a)   $13.478   $10.470    $11.037    $9.918    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.219   $10.351    $10.999    $9.918    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.373   $13.478    $10.470   $11.037    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.984   $13.219    $10.351   $10.999    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             44,027    35,617      1,329       633    N/A       N/A       N/A        N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV             (a)    $9.418    $9.319     $9.098    $9.740    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $9.219    $9.195     $9.049    $9.740    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $9.055    $9.418     $9.319    $9.098    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $8.792    $9.219     $9.195    $9.049    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              5,138     2,270     11,275       112    N/A       N/A       N/A        N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV             (a)   $18.239   $16.525    $12.095   $10.225    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $17.854   $16.306    $12.030   $10.224    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $23.958   $18.239    $16.525   $12.095    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $23.265   $17.854    $16.306   $12.030    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             90,849    89,213    169,389    73,968    N/A       N/A       N/A        N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV             (a)   $19.343   $17.674    $12.085   $10.174    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $18.935   $17.440    $12.020   $10.173    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $26.148   $19.343    $17.674   $12.085    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $25.391   $18.935    $17.440   $12.020    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            154,448   105,012    222,467    57,377    N/A       N/A       N/A        N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV             (a)   $16.124   $12.625    $12.038   $10.113    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $15.784   $12.458    $11.973   $10.112    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $17.976   $16.124    $12.625   $12.038    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $17.455   $15.784    $12.458   $11.973    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             57,441    66,691     19,085    67,030    N/A       N/A       N/A        N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV             (a)   $13.460   $11.692    $11.469   $10.048    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.175   $11.537    $11.408   $10.047    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.776   $13.460    $11.692   $11.469    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.464   $13.175    $11.537   $11.408    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              3,225    31,424     15,760     2,412    N/A       N/A       N/A        N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV             (a)   $10.487   $10.979    $10.336    $9.668    $9.985    N/A       N/A        N/A       N/A       N/A
                          (b)   $10.784   $11.381    $10.800   $10.183   $10.221    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.350   $10.487    $10.979   $10.336    $9.668    N/A       N/A        N/A       N/A       N/A
                          (b)   $11.578   $10.784    $11.381   $10.800   $10.183    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            112,848    57,847     43,185    26,850    11,043    N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST (continued):
Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV             (a)   $11.376   $10.975    $10.059   $10.065    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.136   $10.829    $10.005   $10.065    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.893   $11.376    $10.975   $10.059    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.548   $11.136    $10.829   $10.005    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             60,115    71,955     85,890    20,743    N/A       N/A       N/A        N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV             (a)   $11.772   $10.882    $11.189    $9.793    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.523   $10.737    $11.129    $9.792    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.813   $11.772    $10.882   $11.189    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.442   $11.523    $10.737   $11.129    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             12,151     3,427     11,733       299    N/A       N/A       N/A        N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV             (a)    $6.734    $8.729     $8.710   $10.077    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $6.605    $8.630     $8.680   $10.077    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $6.043    $6.734     $8.729    $8.710    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $5.880    $6.605     $8.630    $8.680    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              2,731    40,430      1,890         0    N/A       N/A       N/A        N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV             (a)    $8.631    $8.096     $8.664    $9.835   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)    $8.368    $7.912     $8.535    $9.767    $9.787    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $8.126    $8.631     $8.096    $8.664    $9.835    N/A       N/A        N/A       N/A       N/A
                          (b)    $7.816    $8.368     $7.912    $8.535    $9.767    N/A       N/A        N/A       N/A       N/A

Ending number of AUs              7,584    12,069     99,602   162,835    21,748    N/A       N/A        N/A       N/A       N/A

Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV             (a)    $7.509    $7.917     $8.742    $9.942    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $7.364    $7.827     $8.712    $9.942    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $7.257    $7.509     $7.917    $8.742    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $7.060    $7.364     $7.827    $8.712    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs                257     5,231          0         0    N/A       N/A       N/A        N/A       N/A       N/A

Inverse NASDAQ-100 Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV             (a)    $8.383    $8.622     $8.634   $10.109    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $8.206    $8.508     $8.587   $10.108    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $7.334    $8.383     $8.622    $8.634    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $7.121    $8.206     $8.508    $8.587    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              4,158    86,702     12,230     1,215    N/A       N/A       N/A        N/A       N/A       N/A

Inverse Russell 2000 Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV             (a)    $7.020    $8.086     $8.458    $9.964    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $6.885    $7.994     $8.428    $9.964    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $7.294    $7.020     $8.086    $8.458    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)    $7.096    $6.885     $7.994    $8.428    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            167,292    87,419     74,708         0    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST (continued):
Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV             (a)    $6.337    $6.948     $7.100    $8.019    $9.985    N/A       N/A        N/A       N/A       N/A
                          (b)    $7.420    $8.200     $8.447    $9.618   $10.066    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $6.301    $6.337     $6.948    $7.100    $8.019    N/A       N/A        N/A       N/A       N/A
                          (b)    $7.318    $7.420     $8.200    $8.447    $9.618    N/A       N/A        N/A       N/A       N/A

Ending number of AUs                  0     2,410      3,763     3,431    61,647    N/A       N/A        N/A       N/A       N/A

Japan 1.25X Strategy Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV             (a)   $12.696   $12.246    $10.318    $9.875    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.428   $12.083    $10.263    $9.874    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.113   $12.696    $12.246   $10.318    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.791   $12.428    $12.083   $10.263    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              8,974    37,818     70,597     4,354    N/A       N/A       N/A        N/A       N/A       N/A

Large Cap Growth Fund (inception date July 15, 2004)
----------------------------------------------------
Beginning AUV             (a)   $10.942   $10.527    $10.489    $9.955    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.731   $10.407    $10.453    $9.955    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $11.319   $10.942    $10.527   $10.489    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.012   $10.731    $10.407   $10.453    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             40,182    24,623     14,207    11,058    N/A       N/A       N/A        N/A       N/A       N/A

Large Cap Value Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV             (a)   $13.313   $11.473    $11.167    $9.964    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.057   $11.343    $11.128    $9.964    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.422   $13.313    $11.473   $11.167    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.086   $13.057    $11.343   $11.128    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             34,080   117,923     21,785     9,297    N/A       N/A       N/A        N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV             (a)   $13.143   $10.794    $11.507   $10.021    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.866   $10.651    $11.445   $10.020    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.630   $13.143    $10.794   $11.507    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.265   $12.866    $10.651   $11.445    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             23,256    68,784     89,779    27,527    N/A       N/A       N/A        N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV             (a)   $21.880   $20.086    $17.856   $14.826   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.698   $13.601    $12.188   $10.201    $9.867    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $22.350   $21.880    $20.086   $17.856   $14.826    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.894   $14.698    $13.601   $12.188   $10.201    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             21,886    29,335     35,542    29,419    12,101    N/A       N/A        N/A       N/A       N/A

Mid Cap Growth Fund (inception date July 15, 2004)
--------------------------------------------------
Beginning AUV             (a)   $12.364   $12.157    $11.060   $10.057    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.126   $12.019    $11.022   $10.057    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.221   $12.364    $12.157   $11.060    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.863   $12.126    $12.019   $11.022    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              5,258     5,638     59,549       611    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST (continued):
Mid Cap Value Fund (inception date July 15, 2004)
-------------------------------------------------
Beginning AUV             (a)   $13.959   $12.091    $11.319   $10.040    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.691   $11.953    $11.280   $10.040    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.097   $13.959    $12.091   $11.319    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.742   $13.691    $11.953   $11.280    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             45,319   136,939     28,701       132    N/A       N/A       N/A        N/A       N/A       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV             (a)   $13.523   $11.498    $11.214    $9.922    $7.229   $11.405    $15.135   $18.407    N/A       N/A
                          (b)   $14.004   $12.001    $11.800   $10.524    $9.868    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.485   $13.523    $11.498   $11.214    $9.922    $7.229    $11.405   $15.135    N/A       N/A
                          (b)   $13.852   $14.004    $12.001   $11.800   $10.524    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            114,618   136,206    163,350   222,949   455,889   207,796    670,461   232,757    N/A       N/A

NASDAQ-100 2X Strategy Fund (inception date May 1, 2004)
--------------------------------------------------------
Beginning AUV             (a)   $11.975   $11.581    $12.111    $9.767    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.722   $11.427    $12.045    $9.766    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $15.138   $11.975    $11.581   $12.111    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.700   $11.722    $11.427   $12.045    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             55,067    35,798     49,784    34,337    N/A       N/A       N/A        N/A       N/A       N/A

NASDAQ-100 Fund (inception date May 1, 2000)
--------------------------------------------
Beginning AUV             (a)   $14.643   $14.039    $14.079   $13.058    $9.106   $15.102    $23.627   $39.086    N/A       N/A
                          (b)   $11.177   $10.801    $10.919   $10.209    $9.821    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $17.012   $14.643    $14.039   $14.079   $13.058    $9.106    $15.102   $23.627    N/A       N/A
                          (b)   $12.881   $11.177    $10.801   $10.919   $10.209    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            147,388   161,651    210,467   392,359   767,221   723,183    555,922   413,615    N/A       N/A

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV             (a)   $16.354   $13.658    $11.457    $9.998    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $16.009   $13.476    $11.395    $9.998    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $19.279   $16.354    $13.658   $11.457    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $18.720   $16.009    $13.476   $11.395    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             47,474    71,715     79,884     5,720    N/A       N/A       N/A        N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV             (a)   $18.215   $14.129    $13.372   $10.091    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $17.830   $13.942    $13.300   $10.091    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.526   $18.215    $14.129   $13.372    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.106   $17.830    $13.942   $13.300    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             11,289    29,934     23,403    21,166    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST (continued):
Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV             (a)   $12.041   $11.093    $10.665    $9.991    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.787   $10.946    $10.607    $9.990    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.377   $12.041    $11.093   $10.665    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.076   $11.787    $10.946   $10.607    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs              2,221     2,645      4,921       246    N/A       N/A       N/A        N/A       N/A       N/A

Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV             (a)   $23.849   $20.012    $19.529   $15.818   $10.014    N/A       N/A        N/A       N/A       N/A
                          (b)   $15.219   $12.873    $12.662   $10.339    $9.849    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $21.931   $23.849    $20.012   $19.529   $15.818    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.883   $15.219    $12.873   $12.662   $10.339    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             16,300    34,199     24,454    70,155    60,265    N/A       N/A        N/A       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV             (a)   $14.375   $11.784    $11.559   $10.054    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.071   $11.628    $11.497   $10.053    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $14.261   $14.375    $11.784   $11.559    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.848   $14.071    $11.628   $11.497    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             33,120    30,944     26,045    35,274    N/A       N/A       N/A        N/A       N/A       N/A

Sector Rotation Fund (inception date May 1, 2003)
-------------------------------------------------
Beginning AUV             (a)   $16.806   $15.300    $13.644   $12.498   $10.024    N/A       N/A        N/A       N/A       N/A
                          (b)   $13.386   $12.284    $11.042   $10.196    $9.858    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $20.340   $16.806    $15.300   $13.644   $12.498    N/A       N/A        N/A       N/A       N/A
                          (b)   $16.071   $13.386    $12.284   $11.042   $10.196    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             29,968    17,154     33,489    32,576    18,192    N/A       N/A        N/A       N/A       N/A

Small Cap Growth Fund (inception date July 15, 2004)
----------------------------------------------------
Beginning AUV             (a)   $12.828   $12.075    $11.530   $10.056    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.581   $11.937    $11.490   $10.056    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.635   $12.828    $12.075   $11.530    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.292   $12.581    $11.937   $11.490    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             36,176    47,772     13,377     1,316    N/A       N/A       N/A        N/A       N/A       N/A

Small Cap Value Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV             (a)   $13.812   $11.750    $11.497   $10.043    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.547   $11.616    $11.457   $10.043    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.846   $13.812    $11.750   $11.497    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.553   $13.547    $11.616   $11.457    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             20,164    52,117      2,606     4,564    N/A       N/A       N/A        N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV             (a)   $11.109   $10.639    $10.463    $9.844    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $10.875   $10.498    $10.407    $9.843    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.091   $11.109    $10.639   $10.463    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $11.741   $10.875    $10.498   $10.407    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             20,198    12,329      7,830     1,788    N/A       N/A       N/A        N/A       N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
RYDEX VARIABLE TRUST (continued):
Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV             (a)   $12.732   $10.803    $10.829    $9.887    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.463   $10.660    $10.771    $9.886    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $13.712   $12.732    $10.803   $10.829    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.315   $12.463    $10.660   $10.771    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             60,359    59,946     11,249     1,674    N/A       N/A       N/A        N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV             (a)   $14.229   $13.437    $12.561   $10.022    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $13.929   $13.259    $12.493   $10.021    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $12.802   $14.229    $13.437   $12.561    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.432   $13.929    $13.259   $12.493    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             21,263    60,372     26,505    31,107    N/A       N/A       N/A        N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV             (a)    $9.987    $9.754     $9.696    $9.810    $9.947   $10.040    $10.000    N/A       N/A       N/A
                          (b)    $9.923    $9.769     $9.789    $9.984   $10.000    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.229    $9.987     $9.754    $9.696    $9.810    $9.947    $10.040    N/A       N/A       N/A
                          (b)   $10.083    $9.923     $9.769    $9.789    $9.984    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            375,444   577,681    415,012   498,567   366,985   234,900     17,309    N/A       N/A       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV             (a)   $14.994   $12.570    $11.529   $10.058    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $14.678   $12.403    $11.467   $10.057    N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $16.687   $14.994    $12.570   $11.529    N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $16.204   $14.678    $12.403   $11.467    N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs             53,448    78,266    141,063   196,058    N/A       N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV             (a)    $7.153    $5.945     $5.606    $5.129    $3.610    $5.742     $5.542   $10.000    N/A       N/A
                          (b)   $13.834   $11.590    $11.018   $10.160    $9.867    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $8.118    $7.153     $5.945    $5.606    $5.129    $3.610     $5.742    $5.542    N/A       N/A
                          (b)   $15.577   $13.834    $11.590   $11.018   $10.160    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            272,280   370,591    411,478   485,765   555,977   638,056  1,390,581   575,117    N/A       N/A

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV             (a)    $5.893    $5.077     $4.769    $4.658    $3.472    $5.162     $6.730   $10.000    N/A       N/A
                          (b)   $12.382   $10.753    $10.183   $10.026    $9.857    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)    $6.698    $5.893     $5.077    $4.769    $4.658    $3.472     $5.162    $6.730    N/A       N/A
                          (b)   $13.962   $12.382    $10.753   $10.183   $10.026    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            184,484   200,436    216,383   263,270   297,746   298,851    411,919   376,055    N/A       N/A

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV             (a)   $20.971   $18.368    $16.249   $13.744   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)   $15.259   $13.471    $12.013   $10.243    $9.911    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $19.684   $20.971    $18.368   $16.249   $13.744    N/A       N/A        N/A       N/A       N/A
                          (b)   $14.208   $15.259    $13.471   $12.013   $10.243    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            204,019   221,354    196,201   182,544    55,041    N/A       N/A        N/A       N/A       N/A

====================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund (inception date May 1, 2003)
-------------------------------------------------
Beginning AUV             (a)   $10.332    $9.643     $9.759    $9.926   $10.000    N/A       N/A        N/A       N/A       N/A
                          (b)   $10.106    $9.507     $9.698    $9.944   $10.009    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $10.601   $10.332     $9.643    $9.759    $9.926    N/A       N/A        N/A       N/A       N/A
                          (b)   $10.285   $10.106     $9.507    $9.698    $9.944    N/A       N/A        N/A       N/A       N/A

Ending number of AUs             89,134    80,848     17,597     9,900    19,726    N/A       N/A        N/A       N/A       N/A

Bond Fund (inception date February 9, 1998)
-------------------------------------------
Beginning AUV             (a)   $14.214   $13.537    $14.156   $13.153   $11.288    $9.409    $10.057   $10.011   $11.014    $10.000
                          (b)   $10.869   $10.434    $10.998   $10.301   $10.077    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $15.376   $14.214    $13.537   $14.156   $13.153   $11.288     $9.409   $10.057   $10.011    $11.014
                          (b)   $11.663   $10.869    $10.434   $10.998   $10.301    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            271,808   179,799    240,241   252,396   295,404   489,285    151,761   143,770    85,090     31,389

Emerging Markets Fund (inception date February 9, 1998)
-------------------------------------------------------
Beginning AUV             (a)   $23.887   $17.365    $13.341   $10.747    $7.068    $7.382     $7.625   $13.301    $6.734    $10.000
                          (b)   $22.931   $16.803    $13.012   $10.567    $9.930    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $32.413   $23.887    $17.365   $13.341   $10.747    $7.068     $7.382    $7.625   $13.301     $6.734
                          (b)   $30.866   $22.931    $16.803   $13.012   $10.567    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            317,286   471,765    530,818 6,378,569   592,565   634,186    625,532   572,481   211,063     36,153

Hard Assets Fund (inception date February 9, 1998)
--------------------------------------------------
Beginning AUV             (a)   $25.135   $20.474    $13.689   $11.197    $7.827    $8.170     $9.253    $8.423    $7.059    $10.000
                          (b)   $23.093   $18.961    $12.778   $10.536   $10.092    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $36.025   $25.135    $20.474   $13.689   $11.197    $7.827     $8.170    $9.253    $8.423     $7.059
                          (b)   $32.832   $23.093    $18.961   $12.778   $10.536    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            151,516   125,615    188,399   150,362   209,502   245,200    105,631    74,260    67,746     12,476

Real Estate Fund (inception date February 9, 1998)
--------------------------------------------------
Beginning AUV             (a)   $26.236   $20.322    $17.030   $12.679    $9.560   $10.150     $9.772    $8.351    $8.643    $10.000
                          (b)   $20.863   $16.289    $13.760   $10.327    $9.992    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $26.100   $26.236    $20.322   $17.030   $12.679    $9.560    $10.150    $9.772    $8.351     $8.643
                          (b)   $20.588   $20.863    $16.289   $13.760   $10.327    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            110,206   103,295    117,845   208,523   176,654   237,506    489,570   172,761    34,645     25,254

                                2007      2006       2005      2004      2003      2002       2001      2000      1999       1998
====================================================================================================================================
====================================================================================================================================
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------

Beginning AUV             (a)   $12.838   $11.355     $9.904    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $12.661   $11.289     $9.903    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $15.484   $12.838    $11.355    N/A       N/A       N/A       N/A        N/A       N/A       N/A
                          (b)   $15.149   $12.661    $11.289    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Ending number of AUs            498,549   599,550    720,300    N/A       N/A       N/A       N/A        N/A       N/A       N/A

Opportunity Fund (inception date February 9, 1998):
---------------------------------------------------
Beginning AUV             (a)   $19.341   $17.478    $16.428   $14.093   $10.431   $14.455    $15.224   $14.482   $10.886    $10.000
                          (b)   $13.771   $12.544    $11.885   $10.277    $9.935    N/A       N/A        N/A       N/A       N/A

Ending AUV                (a)   $20.336   $19.341    $17.478   $16.428   $14.093   $10.431    $14.455   $15.224   $14.482    $10.886
                          (b)   $14.363   $13.771    $12.544   $11.885   $10.277    N/A       N/A        N/A       N/A       N/A

Ending number of AUs            316,324   460,556    579,179   727,052   801,201 1,131,578  1,226,587   918,337   489,674    181,752

====================================================================================================================================

NOTES:

* - Riders began December 5, 2003.

NOTES:

(a) Standard contract with lowest annual mortality and expense fee of 1.40%.

(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                                         01/2008

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

      General Information Regarding Jefferson National Life Insurance Company

      Jefferson National Life Annuity Account F

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

      Reduction or Elimination of the Contingent Deferred Sales Charge

Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                  (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2008, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0508

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINISTRATION                                                              B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-9

FINANCIAL STATEMENTS                                                        B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the

Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                   PAGE
Statement of Assets and Liabilities as of December 31, 2007 ..............     2
Statements of Operations and Changes in Net Assets for the year
   ended December 31, 2007 ...............................................    12
Statements of Operations and Changes in Net Assets for the year
   ended December 31, 2006 ...............................................    32
Notes to Financial Statements ............................................    52
Report of Independent Registered Public Accounting Firm ..................    79

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

====================================================================================================================================
                                                                                                 SHARES       COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment cash account ..................................................                                  $    909,078
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ............................................................       39,395.505   $   529,332        497,170
         Core Equity Fund ............................................................       68,458.578     1,791,081      1,992,829
         Financial Services Fund .....................................................       26,335.189       401,191        322,869
         Global Health Care Fund .....................................................       27,911.279       575,819        671,545
         Global Real Estate Fund .....................................................      151,211.041     3,861,334      3,308,499
         High Yield Fund .............................................................      551,031.218     3,416,894      3,162,919
         Mid Cap Core Equity Fund ....................................................       31,122.760       444,352        449,724
         Technology Fund .............................................................       18,609.109       262,128        280,998
      The Alger American Fund:
         Growth Portfolio ............................................................      237,162.427     8,639,897     11,684,993
         Leveraged AllCap Portfolio ..................................................      301,487.154     9,727,461     16,699,373
         MidCap Growth Portfolio .....................................................      606,733.011    12,284,898     14,331,033
         Small Capitalization Portfolio ..............................................      134,735.724     3,466,506      4,489,395
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .................................................       33,428.113       810,889        896,542
      American Century Variable Portfolios, Inc.:
         Balanced Fund ...............................................................      149,770.165     1,094,925      1,097,815
         Income & Growth Fund ........................................................      587,392.274     4,116,540      4,969,339
         Inflation Protection Fund ...................................................       14,821.766       153,908        156,369
         International Fund ..........................................................      406,721.357     3,532,534      4,823,715
         Value Fund ..................................................................    1,367,557.739    10,909,773     10,215,656
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................................       13,051.988       253,427        230,237
      The Dreyfus Socially Responsible Growth Fund, Inc. .............................       94,627.303     2,421,072      2,886,133
      Dreyfus Stock Index Fund .......................................................      455,843.856    13,173,214     17,048,561
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...............................................      344,713.172     5,910,350      6,008,351
      Federated Insurance Series:
         Capital Income Fund II ......................................................      183,846.338     1,669,353      1,768,602
         High Income Bond Fund II ....................................................      656,053.057     4,894,468      4,913,837
         International Equity Fund II ................................................      157,865.287     2,415,012      2,953,659
      Janus Aspen Series:
         Growth and Income Portfolio .................................................      232,977.446     4,056,474      4,633,921
         International Growth Portfolio ..............................................      103,266.841     5,110,932      6,744,357
         Large Cap Growth Portfolio ..................................................      606,669.278    12,051,447     16,028,201
         Mid Cap Growth Portfolio ....................................................      363,698.538     9,079,919     14,526,119
         Worldwide Growth Portfolio ..................................................      308,448.894     8,511,672     10,897,499
      Lazard Retirement Series, Inc.:
         Emerging Markets Portfolio ..................................................      164,359.712     3,822,731      4,214,183
         International Equity Portfolio ..............................................       33,623.346       494,932        448,872
         Small Cap Portfolio .........................................................      402,320.512     5,472,868      4,015,159
         US Strategic Equity Portfolio ...............................................       78,774.018       967,244        801,132
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio .................................................        1,522.313        25,945         24,829
         Capital and Income Portfolio ................................................        7,118.978       103,227         88,347
         Fundamental Value Portfolio .................................................        6,104.275       146,082        132,402
         Large Cap Growth Portfolio ..................................................        3,495.100        61,748         58,019
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio ............................................       20,106.019       201,448        181,959
         Government Portfolio ........................................................       31,706.569       352,194        337,358
         Strategic Bond Portfolio ....................................................      137,540.111     1,422,814      1,365,774
      Lord Abbett Series Fund, Inc.:
         America's Value Portfolio ...................................................      105,789.682     1,642,792      1,564,629
         Growth and Income Portfolio .................................................      397,662.815    10,738,960     11,098,769

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                                 SHARES       COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio ..................................        4,185.405   $    42,052   $     38,506
         Lehman Brothers Short Duration Bond Portfolio ...............................      292,710.241     3,802,828      3,805,233
         Fasciano Portfolio ..........................................................        8,540.433       131,823        123,836
         Mid-Cap Growth Portfolio ....................................................       31,294.770       827,603        891,901
         Partners Portfolio ..........................................................      239,046.865     5,123,451      4,965,003
         Regency Portfolio ...........................................................      109,272.812     1,772,045      1,773,498
         Socially Responsive Portfolio ...............................................       11,784.643       212,053        211,063
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ......................................................      750,371.266    11,861,902     11,555,717
         JNF Equity Portfolio ........................................................      438,729.846    10,410,845      9,415,143
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .........................................................        4,107.990        48,894         48,146
         CommodityRealReturn Strategy Portfolio ......................................       16,277.186       205,839        217,300
         Emerging Markets Bond Portfolio .............................................        1,710.895        24,035         23,388
         Foreign Bond US Dollar-Hedged Portfolio .....................................          750.812         7,510          7,598
         Global Bond Unhedged Portfolio ..............................................       26,193.312       331,704        334,751
         High Yield Portfolio ........................................................       24,806.589       205,358        199,693
         Money Market Portfolio ......................................................   25,750,824.730    25,750,825     25,750,825
         RealEstateRealReturn Strategy Portfolio .....................................       21,393.989       268,787        186,983
         Real Return Portfolio .......................................................      166,611.124     2,049,313      2,094,302
         Short-Term Portfolio ........................................................       86,274.260       864,470        863,605
         StockPLUS(R) Total Return Portfolio .........................................        1,777.752        20,342         19,769
         Total Return Portfolio ......................................................      404,116.454     4,107,955      4,239,182
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio .....................................................      106,110.418     2,564,803      2,534,978
         Fund Portfolio ..............................................................       55,485.884     1,324,986      1,423,768
         High Yield Portfolio ........................................................       59,526.034       673,738        657,167
         International Value Portfolio ...............................................       67,537.924     1,175,674      1,256,205
         Mid Cap Value Portfolio .....................................................        6,699.065       145,742        128,153
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................................      137,059.848     1,971,884      1,846,196
         Small-Cap Portfolio .........................................................      251,079.489     2,508,210      2,500,752
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .................................................       14,759.868       556,939        577,554
         CLS AdvisorOne Clermont Fund ................................................        3,356.176       101,268         89,912
         Banking Fund ................................................................        4,659.035       106,543        106,226
         Basic Materials Fund ........................................................       70,675.152     2,835,853      2,944,327
         Biotechnology Fund ..........................................................        2,144.758        47,535         46,262
         Consumer Products Fund ......................................................        3,374.536       132,297        124,925
         Dow 2X Strategy Fund ........................................................       24,611.792       717,564        632,523
         Electronics Fund ............................................................        3,403.477        49,752         46,525
         Energy Fund .................................................................       54,638.882     2,130,132      2,176,267
         Energy Services Fund ........................................................      104,428.029     3,881,363      4,038,232
         Europe 1.25X Strategy Fund ..................................................       34,475.462     1,138,084      1,032,540
         Financial Services Fund .....................................................        1,582.482        41,507         34,751
         Government Long Bond 1.2X Strategy Fund .....................................      104,659.676     1,236,133      1,281,034
         Health Care Fund ............................................................       24,145.233       735,701        714,940
         Internet Fund ...............................................................        8,722.387       163,809        155,695
         Inverse Dow 2X Strategy Fund ................................................          573.274        18,106         16,504
         Inverse Government Long Bond Strategy Fund ..................................        3,147.398        65,041         61,626
         Inverse Mid-Cap Strategy Fund ...............................................           53.313         1,901          1,868
         Inverse OTC Strategy Fund ...................................................        1,794.718        30,828         30,492
         Inverse Russell 2000 Strategy Fund ..........................................       35,205.043     1,281,007      1,220,207
         Japan 1.25X Strategy Fund ...................................................        4,387.289       111,718         99,723
         Large Cap Growth Fund .......................................................       16,617.432       464,609        454,819
         Large Cap Value Fund ........................................................       16,686.602       534,332        423,339

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                                 SHARES      COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Leisure Fund ................................................................       13,841.984   $   354,260   $    293,727
         Mid Cap 1.5X Strategy Fund ..................................................       22,520.955       561,073        489,155
         Mid-Cap Growth Fund .........................................................        2,354.836        69,887         69,515
         Mid-Cap Value Fund ..........................................................       28,480.693       674,219        593,538
         Nova Fund ...................................................................      153,634.914     1,642,393      1,545,567
         OTC 2X Strategy Fund ........................................................       27,805.580       843,341        833,611
         OTC Fund ....................................................................      138,374.067     2,385,998      2,507,338
         Precious Metals Fund ........................................................       60,817.729       930,830        914,699
         Real Estate Fund ............................................................        4,772.351       214,811        163,930
         Retailing Fund ..............................................................        2,045.177        24,042         23,049
         Russell 2000 1.5X Strategy Fund .............................................       10,329.804       401,622        353,279
         S&P 500 2X Strategy Fund ....................................................       24,548.835       539,046        472,320
         Sector Rotation Fund ........................................................       39,761.466       613,798        609,543
         Small-Cap Growth Fund .......................................................       16,884.640       529,713        457,067
         Small-Cap Value Fund ........................................................       12,003.515       299,881        218,704
         Technology Fund .............................................................       15,010.612       247,963        244,223
         Telecommunications Fund .....................................................       34,625.224       876,177        827,196
         Transportation Fund .........................................................       18,330.991       434,958        272,215
         U.S. Government Money Market Fund ...........................................    3,840,513.116     3,840,513      3,840,513
         Utilities Fund ..............................................................       40,011.810       984,697        891,863
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ....................................      114,711.291     1,478,679      2,210,487
         Global Technology Portfolio .................................................       69,228.918       938,041      1,263,428
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................................      155,113.340     4,560,329      4,020,538
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund ........................................................       88,164.829       935,161        944,246
         Bond Fund ...................................................................      344,165.159     3,897,116      4,171,281
         Emerging Markets Fund .......................................................      370,974.809     8,025,402     10,283,422
         Hard Assets Fund ............................................................      132,350.375     4,349,707      5,451,512
         Real Estate Fund ............................................................      170,297.359     2,894,105      2,876,322
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..............................................................      383,864.643     5,058,058      7,719,518
         Opportunity Fund ............................................................      292,000.356     5,974,774      6,432,768
------------------------------------------------------------------------------------------------------------------------------------
            Total assets ............................................................................................   $348,348,296
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                UNIT                    SUB-ACCOUNT
                                                                                   UNITS       VALUE            VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Interest adjustment accounts: .......................................                                  $   909,078   $   909,078
                                                                                                                        -----------
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund
            Base .......................................................      30,125.304   $  16.332864       492,032
            Base + GMWB/5 ..............................................         252.509      12.995537         3,281       495,313
                                                                                                                        -----------
         Core Equity Fund
            Base .......................................................     170,494.473      11.578199     1,974,019     1,974,019
                                                                                                                        -----------
         Financial Services Fund
            Base .......................................................      31,308.869      10.241617       320,653       320,653
                                                                                                                        -----------
         Global Health Care Fund
            Base .......................................................      54,031.828      12.428699       671,545       671,545
                                                                                                                        -----------
         Global Real Estate Fund
            Base .......................................................     114,116.344      28.846829     3,291,895
            Base + GMIB ................................................         162.091      20.152593         3,267
            Base + GMWB/2 + GMIB .......................................         434.132      19.746382         8,573     3,303,735
                                                                                                                        -----------
         High Yield Fund
            Base .......................................................     265,780.887      11.890172     3,160,180
            Base + GMIB ................................................         232.887      11.759863         2,739     3,162,919
                                                                                                                        -----------
         Mid Cap Core Equity Fund
            Base .......................................................      25,952.059      17.329027       449,724       449,724
                                                                                                                        -----------
         Technology Fund
            Base .......................................................      42,991.530       6.536114       280,998       280,998
                                                                                                                        -----------
      The Alger American Fund:
         Growth Portfolio
            Base .......................................................     702,078.970      16.643417    11,684,993    11,684,993
                                                                                                                        -----------
         Leveraged AllCap Portfolio
            Base .......................................................     644,914.744      25.893924    16,699,373    16,699,373
                                                                                                                        -----------
         MidCap Growth Portfolio
            Base .......................................................     520,187.654      27.532665    14,322,152
            Base + GMIB ................................................         521.939      17.015940         8,881    14,331,033
                                                                                                                        -----------
         Small Capitalization Portfolio
            Base .......................................................     306,175.840      14.623948     4,477,500
            Base + GMIB ................................................         150.559      18.138479         2,731
            Base + GMWB/2 + GMIB .......................................         515.618      17.772751         9,164     4,489,395
                                                                                                                        -----------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base .......................................................      63,816.580      14.048731       896,542       896,542
                                                                                                                        -----------
      American Century Variable Portfolios, Inc.:
         Balanced Fund
            Base .......................................................      92,604.744      11.854850     1,097,815     1,097,815
                                                                                                                        -----------
         Income & Growth Fund
            Base .......................................................     335,111.841      14.828896     4,969,339     4,969,339
                                                                                                                        -----------
         Inflation Protection Fund
            Base .......................................................      13,442.813      11.431103       153,666
            Base + GMIB ................................................         239.114      11.305798         2,703       156,369
                                                                                                                        -----------
         International Fund
            Base .......................................................     267,371.200      18.027448     4,820,020
            Base + GMWB/2 + GMIB .......................................          38.054      18.127645           690     4,820,710
                                                                                                                        -----------
         Value Fund
            Base .......................................................     560,435.162      18.130460    10,160,947
            Base + GMIB ................................................         613.610      13.205102         8,103
            Base + GMWB/2 + GMIB .......................................       3,390.568      12.938868        43,870    10,212,920
                                                                                                                        -----------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base .......................................................      18,127.445      12.701023       230,237       230,237
                                                                                                                        -----------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Base .......................................................     256,975.186      11.231173     2,886,133     2,886,133
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                UNIT                    SUB-ACCOUNT
                                                                                   UNITS       VALUE            VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Dreyfus Stock Index Fund
            Base .......................................................   1,181,644.057   $  14.405865   $17,022,605
            Base + GMWB/2 + GMIB .......................................       1,937.939      13.393510        25,956   $17,048,561
                                                                                                                        -----------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Base .......................................................     329,287.319      18.221099     5,999,977
            Base + GMWB/2 + GMIB .......................................         508.985      16.451752         8,374     6,008,351
                                                                                                                        -----------
      Federated Insurance Series:
         Capital Income Fund II
            Base .......................................................     170,958.125      10.345234     1,768,602     1,768,602
                                                                                                                        -----------
         High Income Bond Fund II
            Base .......................................................     370,385.165      13.266831     4,913,837     4,913,837
                                                                                                                        -----------
         International Equity Fund II
            Base .......................................................     175,123.388      16.832246     2,947,720
            Base + GMIB ................................................         378.608      15.687710         5,939     2,953,659
                                                                                                                        -----------
      Janus Aspen Series:
         Growth and Income Portfolio
            Base .......................................................     269,434.934      17.138780     4,617,786
            Base + GMWB/2 ..............................................          97.697      14.179848         1,385
            Base + GMWB/2 + GMIB .......................................       1,052.996      14.007710        14,750     4,633,921
                                                                                                                        -----------
         International Growth Portfolio
            Base .......................................................     166,383.792      40.526636     6,742,975
            Base + GMWB/2 + GMIB .......................................          49.051      28.174394         1,382     6,744,357
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Base .......................................................   1,146,257.177      13.981847    16,026,792
            Base + GMWB/2 + GMIB .......................................         107.663      13.090690         1,409    16,028,201
                                                                                                                        -----------
         Mid Cap Growth Portfolio
            Base .......................................................     751,912.654      19.316084    14,524,008
            Base + GMWB/5 ..............................................         118.390      17.832770         2,111    14,526,119
                                                                                                                        -----------
         Worldwide Growth Portfolio
            Base .......................................................     728,139.490      14.966225    10,897,499    10,897,499
                                                                                                                        -----------
      Lazard Retirement Series, Inc.:
         Emerging Markets Portfolio
            Base .......................................................     142,432.015      29.587330     4,214,183     4,214,183
                                                                                                                        -----------
         International Equity Portfolio
            Base .......................................................      26,965.775      16.263164       438,549
            Base + GMIB ................................................         421.090      16.084933         6,773
            Base + GMWB/5 ..............................................         221.087      16.055409         3,550       448,872
                                                                                                                        -----------
         Small Cap Portfolio
            Base .......................................................     222,718.617      18.014479     4,012,160
            Base + GMWB/5 ..............................................         244.474      12.266521         2,999     4,015,159
                                                                                                                        -----------
         US Strategic Equity Portfolio
            Base .......................................................      58,439.475      13.480718       787,806
            Base + GMWB/2 + GMIB .......................................       1,045.779      12.742440        13,326       801,132
                                                                                                                        -----------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Base .......................................................       2,597.916       9.557220        24,829        24,829
                                                                                                                        -----------
         Capital and Income Portfolio
            Base .......................................................       8,824.065      10.012004        88,347        88,347
                                                                                                                        -----------
         Fundamental Value Portfolio
            Base .......................................................      13,941.233       9.497129       132,402       132,402
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Base .......................................................       5,848.059       9.921015        58,019        58,019
                                                                                                                        -----------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Base .......................................................      16,040.412      11.343814       181,959       181,959
                                                                                                                        -----------
         Government Portfolio
            Base .......................................................      32,461.316      10.392615       337,358       337,358
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                UNIT                    SUB-ACCOUNT
                                                                                   UNITS       VALUE            VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Legg Mason Partners Variable Income Trust: (continued)
         Strategic Bond Portfolio
            Base .......................................................     116,071.898   $  11.170254   $ 1,296,553   $ 1,296,553
                                                                                                                        -----------
      Lord Abbett Series Fund, Inc.:
         America's Value Portfolio
            Base .......................................................      94,636.737      16.498403     1,561,355
            Base + GMWB/5 ..............................................         236.376      13.852293         3,274     1,564,629
                                                                                                                        -----------
         Growth and Income Portfolio
            Base .......................................................     607,913.460      18.207798    11,068,765
            Base + GMIB ................................................         798.665      13.784332        11,009
            Base + GMWB/5 ..............................................         246.619      13.756270         3,393
            Base + GMWB/2 + GMIB .......................................         941.127      13.506448        12,711    11,095,878
                                                                                                                        -----------
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio
            Base .......................................................       3,532.481      10.900483        38,506        38,506
                                                                                                                        -----------
         Lehman Brothers Short Duration Bond Portfolio
            Base .......................................................     295,540.722      12.800060     3,782,939
            Base + GMWB/2 + GMIB .......................................       2,176.599      10.242678        22,294     3,805,233
                                                                                                                        -----------
         Fasciano Portfolio
            Base .......................................................       8,575.303      14.441033       123,836       123,836
                                                                                                                        -----------
         Mid-Cap Growth Portfolio
            Base .......................................................      66,796.915      13.318043       889,604
            Base + GMIB ................................................         130.682      17.575717         2,297       891,901
                                                                                                                        -----------
         Partners Portfolio
            Base .......................................................     301,816.740      16.450391     4,965,003     4,965,003
                                                                                                                        -----------
         Regency Portfolio
            Base .......................................................      91,312.336      19.392791     1,770,801
            Base + GMWB/2 + GMIB .......................................         182.618      14.766557         2,697     1,773,498
                                                                                                                        -----------
         Socially Responsive Portfolio
            Base .......................................................      14,905.154      14.160406       211,063       211,063
                                                                                                                        -----------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base .......................................................   1,172,287.142       9.787255    11,473,473
            Base + GMWB/2 ..............................................       8,431.471       9.754451        82,244    11,555,717
                                                                                                                        -----------
         JNF Equity Portfolio
            Base .......................................................   1,049,599.910       8.962538     9,407,079
            Base + GMIB ................................................         901.533       8.944493         8,064     9,415,143
                                                                                                                        -----------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Base .......................................................       4,341.316      11.090102        48,146        48,146
                                                                                                                        -----------
         CommodityRealReturn Strategy Portfolio
            Base .......................................................      18,792.318      11.563258       217,300       217,300
                                                                                                                        -----------
         Emerging Markets Bond Portfolio
            Base .......................................................       2,088.812      11.196773        23,388        23,388
                                                                                                                        -----------
         Foreign Bond US Dollar-Hedged Portfolio
            Base .......................................................         726.672      10.456254         7,598         7,598
                                                                                                                        -----------
         Global Bond Unhedged Portfolio
            Base .......................................................      30,449.028      10.993800       334,751       334,751
                                                                                                                        -----------
         High Yield Portfolio
            Base .......................................................      18,583.461      10.745740       199,693       199,693
                                                                                                                        -----------
         Money Market Portfolio
            Base .......................................................   2,385,299.478      10.784142    25,723,408
            Base + GMIB ................................................         164.274      10.665910         1,752
            Base + GMWB/5 + GMIB .......................................       2,221.737      10.529767        23,394
            Base + GMWB/2 + GMIB .......................................         216.878      10.471900         2,271    25,750,825
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                   UNITS       VALUE            VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         RealEstateRealReturn Strategy Portfolio
            Base .........................................................    18,045.635   $  10.206463   $   184,182
            Base + GMWB/5 ................................................       276.086      10.146747         2,801   $   186,983
                                                                                                                        -----------
         Real Return Portfolio
            Base .........................................................   169,022.649      12.317776     2,081,983
            Base + GMIB ..................................................       745.333      11.635307         8,672
            Base + GMWB/5 ................................................       314.041      11.611607         3,647     2,094,302
                                                                                                                        -----------
         Short Term Portfolio
            Base .........................................................    80,546.322      10.721847       863,605       863,605
                                                                                                                        -----------
         StockPLUS(R) Total Return Portfolio
            Base .........................................................     1,673.776      11.810794        19,769        19,769
                                                                                                                        -----------
         Total Return Portfolio
            Base .........................................................   364,402.421      11.600147     4,227,122
            Base + GMWB/2 + GMIB .........................................     1,075.970      11.208492        12,060     4,239,182
                                                                                                                        -----------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Base .........................................................   194,995.326      12.989967     2,532,983     2,532,983
                                                                                                                        -----------
         Fund Portfolio
            Base .........................................................   123,704.712      11.509406     1,423,768     1,423,768
                                                                                                                        -----------
         High Yield Portfolio
            Base .........................................................    56,614.612      11.607735       657,167       657,167
                                                                                                                        -----------
         International Value Portfolio
            Base .........................................................   111,957.561      11.220371     1,256,205     1,256,205
                                                                                                                        -----------
         Mid Cap Value Portfolio
            Base .........................................................    10,219.413      12.540156       128,153       128,153
                                                                                                                        -----------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base .........................................................    82,633.793      22.319415     1,844,338
            Base + GMIB ..................................................       122.245      15.201378         1,858     1,846,196
                                                                                                                        -----------
         Small-Cap Portfolio
            Base .........................................................   121,514.604      20.205411     2,455,253
            Base + GMIB ..................................................       185.727      14.580003         2,708
            Base + GMWB/2 + GMIB .........................................     2,995.322      14.286073        42,791     2,500,752
                                                                                                                        -----------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Base .........................................................    41,248.406      14.001841       577,554       577,554
                                                                                                                        -----------
         CLS AdvisorOne Clermont Fund
            Base .........................................................     7,630.394      11.783386        89,912        89,912
                                                                                                                        -----------
         Banking Fund
            Base .........................................................    12,132.984       8.755141       106,226       106,226
                                                                                                                        -----------
         Basic Materials Fund
            Base .........................................................   145,664.354      20.213091     2,944,327     2,944,327
                                                                                                                        -----------
         Biotechnology Fund
            Base .........................................................     4,669.620       9.907101        46,262        46,262
                                                                                                                        -----------
         Consumer Products Fund
            Base .........................................................     9,639.892      12.959205       124,925       124,925
                                                                                                                        -----------
         Dow 2X Strategy Fund
            Base .........................................................    42,197.716      14.372955       606,506
            Base + GMIB ..................................................     1,828.894      14.225627        26,017       632,523
                                                                                                                        -----------
         Electronics Fund
            Base .........................................................     5,138.333       9.054583        46,525        46,525
                                                                                                                        -----------
         Energy Fund
            Base .........................................................    89,745.625      23.958045     2,150,130
            Base + GMIB ..................................................     1,103.033      23.695509        26,137     2,176,267
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                   UNITS       VALUE            VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Energy Services Fund
            Base .........................................................   153,437.486   $  26.148176   $ 4,012,110
            Base + GMIB ..................................................     1,010.050      25.861605        26,122   $ 4,038,232
                                                                                                                        -----------
         Europe 1.25X Strategy Fund
            Base .........................................................    57,440.746      17.975744     1,032,540     1,032,540
                                                                                                                        -----------
         Financial Services Fund
            Base .........................................................     3,224.897      10.775929        34,751        34,751
                                                                                                                        -----------
         Government Long Bond 1.2X Strategy Fund
            Base .........................................................   111,853.927      11.349859     1,269,526
            Base + GMWB/2 + GMIB .........................................       993.983      11.577808        11,508     1,281,034
                                                                                                                        -----------
         Health Care Fund
            Base .........................................................    60,115.027      11.892872       714,940       714,940
                                                                                                                        -----------
         Internet Fund
            Base .........................................................    12,151.000      12.813312       155,695       155,695
                                                                                                                        -----------
         Inverse Dow 2X Strategy Fund
            Base .........................................................     2,730.980       6.043433        16,504        16,504
                                                                                                                        -----------
         Inverse Government Long Bond Strategy Fund
            Base .........................................................     7,583.649       8.126171        61,626        61,626
                                                                                                                        -----------
         Inverse Mid-Cap Strategy Fund
            Base .........................................................       257.364       7.256758         1,868         1,868
                                                                                                                        -----------
         Inverse OTC Strategy Fund
            Base .........................................................     4,157.872       7.333621        30,492        30,492
                                                                                                                        -----------
         Inverse Russell 2000 Strategy Fund
            Base .........................................................   167,292.144       7.293868     1,220,207     1,220,207
                                                                                                                        -----------
         Japan 1.25X Strategy Fund
            Base .........................................................     8,973.785      11.112712        99,723        99,723
                                                                                                                        -----------
         Large Cap Growth Fund
            Base .........................................................    40,182.113      11.318945       454,819       454,819
                                                                                                                        -----------
         Large Cap Value Fund
            Base .........................................................    34,079.883      12.421964       423,339       423,339
                                                                                                                        -----------
         Leisure Fund
            Base .........................................................    23,255.678      12.630330       293,727       293,727
                                                                                                                        -----------
         Mid Cap 1.5X Strategy Fund
            Base .........................................................    21,886.269      22.349868       489,155       489,155
                                                                                                                        -----------
         Mid-Cap Growth Fund
            Base .........................................................     5,257.773      13.221326        69,515        69,515
                                                                                                                        -----------
         Mid-Cap Value Fund
            Base .........................................................    45,318.938      13.096902       593,538       593,538
                                                                                                                        -----------
         Nova Fund
            Base .........................................................   114,617.819      13.484529     1,545,567     1,545,567
                                                                                                                        -----------
         OTC 2X Strategy Fund
            Base .........................................................    55,067.151      15.138086       833,611       833,611
                                                                                                                        -----------
         OTC Fund
            Base .........................................................   147,388.252      17.011790     2,507,338     2,507,338
                                                                                                                        -----------
         Precious Metals Fund
            Base .........................................................    44,921.351      19.278714       866,026
            Base + GMIB ..................................................     2,552.688      19.067264        48,673       914,699
                                                                                                                        -----------
         Real Estate Fund
            Base .........................................................    10,940.124      14.526075       158,917
            Base + GMIB ..................................................       348.944      14.366881         5,013       163,930
                                                                                                                        -----------
         Retailing Fund
            Base .........................................................     2,221.203      10.376882        23,049        23,049
                                                                                                                        -----------
         Russell 2000 1.5X Strategy Fund
            Base .........................................................    15,774.254      21.930793       345,942
            Base + GMIB ..................................................       156.274      14.168667         2,214
            Base + GMWB/2 + GMIB .........................................       369.034      13.882968         5,123       353,279
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE             VALUE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         S&P 500 2X Strategy Fund
            Base .......................................................    33,120.154   $  14.260791   $    472,320   $    472,320
                                                                                                                       ------------
         Sector Rotation Fund
            Base .......................................................    29,967.915      20.339861        609,543        609,543
                                                                                                                       ------------
         Small-Cap Growth Fund
            Base .......................................................    36,175.665      12.634659        457,067        457,067
                                                                                                                       ------------
         Small-Cap Value Fund
            Base .......................................................    20,163.753      10.846394        218,704        218,704
                                                                                                                       ------------
         Technology Fund
            Base .......................................................    20,198.467      12.091149        244,223        244,223
                                                                                                                       ------------
         Telecommunications Fund
            Base .......................................................    57,220.728      13.712381        784,632
            Base + GMIB ................................................     3,138.485      13.562042         42,564        827,196
                                                                                                                       ------------
         Transportation Fund
            Base .......................................................    21,262.853      12.802388        272,215        272,215
                                                                                                                       ------------
         U.S. Government Money Market Fund
            Base .......................................................   375,443.775      10.229263      3,840,513      3,840,513
                                                                                                                       ------------
         Utilities Fund
            Base .......................................................    53,447.735      16.686641        891,863        891,863
                                                                                                                       ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base .......................................................   272,279.552       8.118445      2,210,487      2,210,487
                                                                                                                       ------------
         Global Technology Portfolio
            Base .......................................................   180,818.103       6.698421      1,211,196
            Base + GMIB ................................................     3,665.541      14.249473         52,232      1,263,428
                                                                                                                       ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base .......................................................   203,837.948      19.684481      4,012,444
            Base + GMWB/2 + GMIB .......................................       181.300      14.207799          2,576      4,015,020
                                                                                                                       ------------
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund
            Base .......................................................    86,017.956      10.601003        911,877
            Base + GMWB/5 ..............................................       945.696      10.475718          9,907
            Base + GMWB/2 ..............................................     2,170.535      10.348522         22,462        944,246
                                                                                                                       ------------
         Bond Fund
            Base .......................................................   269,607.724      15.376486      4,145,619
            Base + GMWB/2 + GMIB .......................................     2,200.258      11.663283         25,662      4,171,281
                                                                                                                       ------------
         Emerging Markets Fund
            Base .......................................................   316,520.151      32.413361     10,259,482
            Base + GMWB/2 ..............................................        21.962      31.055425            682
            Base + GMWB/2 ..............................................       744.358      31.245355         23,258     10,283,422
                                                                                                                       ------------
         Hard Assets Fund
            Base .......................................................   149,019.487      36.025255      5,368,465
            Base + GMIB ................................................     1,579.435      33.507529         52,923
            Base + GMWB/2 + GMIB .......................................       917.510      32.832379         30,124      5,451,512
                                                                                                                       ------------
         Real Estate Fund
            Base .......................................................   110,205.579      26.099608      2,876,322      2,876,322
                                                                                                                       ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base .......................................................   498,548.981      15.483971      7,719,518      7,719,518
                                                                                                                       ------------
         Opportunity Fund
            Base .......................................................   316,324.192      20.335997      6,432,768      6,432,768
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners deferred
                  annuity reserves ..................................................................   $348,235,283   $348,235,283
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves: (base contract only)
      AIM Variable Insurance Funds:
         Basic Value Fund .........................................................................................   $       1,857
         Core Equity Fund .........................................................................................          18,810
         Financial Services Fund ..................................................................................           2,216
         Global Real Estate Fund ..................................................................................           4,764
      American Century Variable Portfolios, Inc.:
         International Fund .......................................................................................           3,005
         Value Fund ...............................................................................................           2,736
      Legg Mason Partners Variable Income Trust:
         Strategic Bond Fund ......................................................................................          69,221
      Lord Abbett Series Fund, Inc.:
         Growth and Income Portfolio ..............................................................................           2,891
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ..................................................................................           1,995
      Third Avenue Variable Series Trust:
         Value Portfolio ..........................................................................................           5,518
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves ..................................   $     113,013
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ...............................................   $ 348,348,296
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------
                                                                                             FIXED        GOVERNMENT       MONEY
                                                              BALANCED (j)*  EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $      78,517  $     1,085  $    84,786  $        52,436  $   132,634
Expenses:
   Mortality and expense risk fees ........................          60,428       56,572       22,634           15,854       34,864
   Administrative fees ....................................           7,252        6,788        2,716            1,902        4,183
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................          67,680       63,360       25,350           17,756       39,047
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................          10,837      (62,275)      59,436           34,680       93,587
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       2,620,542       61,359     (147,181)        (175,188)          --
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................              --           --           --               --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................         219,400    1,447,367           --               --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................       2,839,942    1,508,726     (147,181)        (175,188)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................      (2,318,964)    (600,708)     154,212          165,414           --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................   $     531,815  $   845,743  $    66,467  $        24,906  $    93,587
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                            ------------------------------------------------------------------------
                                                                                             FIXED       GOVERNMENT         MONEY
                                                            BALANCED (j)*   EQUITY (j)*   INCOME (a)*  SECURITIES (a)*   MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $      10,837  $    (62,275) $     59,436  $      34,680   $     93,587
   Net realized gain (loss) on investments in portfolio
     shares ..............................................      2,839,942     1,508,726      (147,181)      (175,188)            --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     (2,318,964)     (600,708)      154,212        165,414             --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .......................................        531,815       845,743        66,467         24,906         93,587
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...         19,909        25,069           983            339          1,091
   Contract redemptions ..................................       (871,552)     (767,517)     (232,067)      (232,928)      (830,154)
   Net transfers (including mortality transfers) .........    (13,294,085)  (12,878,408)   (7,513,954)    (5,234,217)   (10,828,944)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ....................    (14,145,728)  (13,620,856)   (7,745,038)    (5,466,806)   (11,658,007)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........    (13,613,913)  (12,775,113)   (7,678,571)    (5,441,900)   (11,564,420)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     13,613,913    12,775,113     7,678,571      5,441,900     11,564,420
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................  $          --  $         --  $         --  $          --   $         --
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                                                                                            THE
                                                                                                           ALGER
                                                                                                          AMERICAN
                                     AIM VARIABLE INSURANCE FUNDS                                           FUND
------------------------------------------------------------------------------------------------------  -------------
                                                       GLOBAL
                 CORE       FINANCIAL     GLOBAL        REAL          HIGH       MID CAP
BASIC VALUE     EQUITY       SERVICES  HEALTH CARE     ESTATE        YIELD     CORE EQUITY  TECHNOLOGY     GROWTH
---------------------------------------------------------------------------------------------------------------------
$     1,718  $     22,092  $    6,914  $        --  $    207,936  $   244,567  $       226  $       --  $     41,436

      7,797        27,497       6,116       10,599        63,581       45,558        6,810       4,136       148,184
        935         3,300         734        1,272         7,630        5,467          818         496        17,782
---------------------------------------------------------------------------------------------------------------------
      8,732        30,797       6,850       11,871        71,211       51,025        7,628       4,632       165,966
---------------------------------------------------------------------------------------------------------------------
     (7,014)       (8,705)         64      (11,871)      136,725      193,542       (7,402)     (4,632)     (124,530)
---------------------------------------------------------------------------------------------------------------------

     74,284       113,197      28,628       73,852     1,147,881      (23,218)      30,956      56,976       229,628

        293            --         882           --        53,131           --           --          --            --

     28,594            --      25,217           --       443,163           --        6,779          --            --
---------------------------------------------------------------------------------------------------------------------
    103,171       113,197      54,727       73,852     1,644,175      (23,218)      37,735      56,976       229,628
---------------------------------------------------------------------------------------------------------------------

   (101,015)       51,263    (170,399)      21,912    (1,969,402)    (170,427)       9,323     (36,433)    1,836,442
---------------------------------------------------------------------------------------------------------------------
$    (4,858) $    155,755  $ (115,608) $    83,893  $   (188,502) $      (103) $    39,656  $   15,911  $  1,941,540
=====================================================================================================================

=====================================================================================================================
                                                                                                             THE
                                                                                                            ALGER
                                                                                                          AMERICAN
                                     AIM VARIABLE INSURANCE FUNDS                                            FUND
------------------------------------------------------------------------------------------------------  -------------
                                                       GLOBAL
                 CORE       FINANCIAL     GLOBAL        REAL          HIGH       MID CAP
BASIC VALUE     EQUITY      SERVICES   HEALTH CARE     ESTATE        YIELD     CORE EQUITY  TECHNOLOGY     GROWTH
---------------------------------------------------------------------------------------------------------------------
$    (7,014) $     (8,705) $       64  $   (11,871) $    136,725  $   193,542  $    (7,402) $   (4,632) $   (124,530)
    103,171       113,197      54,727       73,852     1,644,175      (23,218)      37,735      56,976       229,628

   (101,015)       51,263    (170,399)      21,912    (1,969,402)    (170,427)       9,323     (36,433)    1,836,442
---------------------------------------------------------------------------------------------------------------------
     (4,858)      155,755    (115,608)      83,893      (188,502)        (103)      39,656      15,911     1,941,540
---------------------------------------------------------------------------------------------------------------------

        405         2,261       1,601        1,690        13,372        6,241          (45)      2,662        25,728
   (167,615)     (488,671)   (182,290)    (298,162)   (1,064,920)    (828,963)     (98,560)   (117,184)   (2,600,722)
      3,748       326,218       4,634      (88,348)   (1,661,433)   1,032,245      (44,887)    (70,525)      (99,125)
---------------------------------------------------------------------------------------------------------------------

   (163,462)     (160,192)   (176,055)    (384,820)   (2,712,981)     209,523     (143,492)   (185,047)   (2,674,119)
---------------------------------------------------------------------------------------------------------------------
   (168,320)       (4,437)   (291,663)    (300,927)   (2,901,483)     209,420     (103,836)   (169,136)     (732,579)
---------------------------------------------------------------------------------------------------------------------
    665,490     1,997,266     614,532      972,472     6,209,982    2,953,499      553,560     450,134    12,417,572
---------------------------------------------------------------------------------------------------------------------
$   497,170  $  1,992,829  $  322,869  $   671,545  $  3,308,499  $ 3,162,919  $   449,724  $  280,998  $ 11,684,993
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                   ALLIANCEBERNSTEIN     AMERICAN
                                                                                                       VARIABLE          CENTURY
                                                                                                       PRODUCTS          VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)            SERIES          PORTFOLIOS
                                                    --------------------------------------------   -----------------   ------------
                                                      LEVERAGED       MIDCAP          SMALL           GROWTH AND
                                                        ALLCAP        GROWTH      CAPITALIZATION        INCOME          BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................  $         --   $         --   $           --   $          11,262   $     9,571
Expenses:
   Mortality and expense risk fees ...............       202,294        170,830           70,360              10,987         9,819
   Administrative fees ...........................        24,276         20,500            8,443               1,318         1,179
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................       226,570        191,330           78,803              12,305        10,998
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........      (226,570)      (191,330)         (78,803)             (1,043)       (1,427)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............     2,083,852        614,639        1,035,096              70,939        12,712
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ............................            --      1,321,923               --               2,441         3,773
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ......................................            --        412,242               --              35,782        19,531
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .....................     2,083,852      2,348,804        1,035,096             109,162        36,016
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
   shares ........................................     2,515,183      1,357,501         (104,979)            (79,067)      (26,039)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .......................  $  4,372,465   $  3,514,975   $      851,314   $          29,052   $     8,550
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                   ALLIANCEBERNSTEIN     AMERICAN
                                                                                                        VARIABLE         CENTURY
                                                                                                        PRODUCTS         VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)             SERIES         PORTFOLIOS
                                                    --------------------------------------------   -----------------   ------------
                                                      LEVERAGED       MIDCAP          SMALL           GROWTH AND
                                                        ALLCAP        GROWTH      CAPITALIZATION        INCOME           BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $   (226,570)  $   (191,330)  $      (78,803)  $          (1,043)  $    (1,427)
   Net realized gain (loss) on investments in
     portfolio shares ............................     2,083,852      2,348,804        1,035,096             109,162        36,016
   Net change in unrealized appreciation
    (depreciation) of investments in portfolio
       shares ....................................     2,515,183      1,357,501         (104,979)            (79,067)      (26,039)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ................................     4,372,465      3,514,975          851,314              29,052         8,550
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ...................................        83,902         23,088           13,476                 961         3,849
   Contract redemptions ..........................    (3,574,500)    (3,446,192)      (1,841,280)           (166,695)      (91,310)
   Net transfers (including mortality
     transfers) ..................................       275,569      1,334,139         (946,754)             86,988       750,326
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............    (3,215,029)    (2,088,965)      (2,774,558)           (78,746)       662,865
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....     1,157,436      1,426,010       (1,923,244)           (49,694)       671,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................    15,541,937     12,905,023        6,412,639             946,236       426,400
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............  $ 16,699,373   $ 14,331,033   $    4,489,395   $         896,542   $ 1,097,815
===================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                                                                                    DREYFUS
                                                           DIREXION       DREYFUS                                   VARIABLE
                                                          INSURANCE     INVESTMENT                                 INVESTMENT
   AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)         TRUST       PORTFOLIOS                                    FUND
-------------------------------------------------------  ------------  ------------                              ---------------
                                                                                        DREYFUS
                                                                                        SOCIALLY     DREYFUS
  INCOME &     INFLATION                                  DYNAMIC VP     SMALL CAP    RESPONSIBLE     STOCK        DISCIPLINED
   GROWTH      PROTECTION   INTERNATIONAL      VALUE        HY BOND     STOCK INDEX     GROWTH        INDEX        STOCK (i)*
--------------------------------------------------------------------------------------------------------------------------------
 $   133,429   $     6,704  $      40,672  $    228,011  $        814  $        696  $     18,291  $    341,676  $           --

      80,852         1,922         66,027       165,618           216         3,120        41,434       265,209           7,316
       9,702           231          7,924        19,874            26           375         4,972        31,825             878
--------------------------------------------------------------------------------------------------------------------------------
      90,554         2,153         73,951       185,492           242         3,495        46,406       297,034           8,194
--------------------------------------------------------------------------------------------------------------------------------
      42,875         4,551        (33,279)       42,519           572        (2,799)      (28,115)       44,642          (8,194)
--------------------------------------------------------------------------------------------------------------------------------

     835,387           482      1,350,524       221,045        (4,710)       20,538      (111,739)    2,450,359         149,658

          --            --             --       752,898            --           279            --            --              --

          --            --             --       429,498            --         7,200            --            --         281,227
--------------------------------------------------------------------------------------------------------------------------------
     835,387           482      1,350,524     1,403,441        (4,710)       28,017      (111,739)    2,450,359         430,885
--------------------------------------------------------------------------------------------------------------------------------

    (893,404)        2,839       (521,339)   (2,100,185)           --       (39,253)      341,717    (1,575,083)       (335,403)
--------------------------------------------------------------------------------------------------------------------------------
 $   (15,142)  $     7,872  $     795,906  $   (654,225) $     (4,138) $    (14,035) $    201,863  $    919,918  $       87,288
================================================================================================================================

================================================================================================================================
                                                                                                                    DREYFUS
                                                           DIREXION      DREYFUS                                    VARIABLE
                                                          INSURANCE     INVESTMENT                                 INVESTMENT
   AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)         TRUST       PORTFOLIOS                                    FUND
-------------------------------------------------------  ------------  ------------                              ---------------
                                                                                       DREYFUS
                                                                                       SOCIALLY     DREYFUS
  INCOME &      INFLATION                                  DYNAMIC VP    SMALL CAP    RESPONSIBLE    STOCK         DISCIPLINED
   GROWTH      PROTECTION   INTERNATIONAL      VALUE         HY BOND    STOCK INDEX     GROWTH       INDEX         STOCK (i)*
--------------------------------------------------------------------------------------------------------------------------------
$     42,875  $      4,551  $     (33,279) $     42,519  $        572  $     (2,799) $    (28,115) $     44,642  $       (8,194)
     835,387           482      1,350,524     1,403,441        (4,710)       28,017      (111,739)    2,450,359         430,885

    (893,404)        2,839       (521,339)   (2,100,185)           --       (39,253)      341,717    (1,575,083)       (335,403)
--------------------------------------------------------------------------------------------------------------------------------
     (15,142)        7,872        795,906      (654,225)       (4,138)      (14,035)      201,863       919,918          87,288
--------------------------------------------------------------------------------------------------------------------------------
      15,659           149         23,983        51,396            --            --        11,061        44,763           2,273
  (1,912,050)      (14,761)    (1,913,852)   (3,257,448)       (3,895)      (32,794)     (701,351)   (5,150,232)       (143,776)
    (403,557)       30,603       (503,123)      114,283         8,033        99,876      (227,791)   (3,971,899)     (1,846,476)
--------------------------------------------------------------------------------------------------------------------------------

  (2,299,948)       15,991     (2,392,992)   (3,091,769)        4,138        67,082      (918,081)   (9,077,368)     (1,987,979)
--------------------------------------------------------------------------------------------------------------------------------
  (2,315,090)       23,863     (1,597,086)   (3,745,994)           --        53,047      (716,218)   (8,157,450)     (1,900,691)
--------------------------------------------------------------------------------------------------------------------------------
   7,284,429       132,506      6,420,801    13,961,650            --       177,190     3,602,351    25,206,011       1,900,691
--------------------------------------------------------------------------------------------------------------------------------
$  4,969,339  $    156,369  $   4,823,715  $ 10,215,656  $         --  $    230,237  $  2,886,133  $ 17,048,561  $           --
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                 DREYFUS
                                                                 VARIABLE
                                                                INVESTMENT                                                 JANUS
                                                                   FUND                                                    ASPEN
                                                                (CONTINUED)          FEDERATED INSURANCE SERIES            SERIES
                                                               -------------   ---------------------------------------  ------------
                                                                                               HIGH
                                                               INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL   GROWTH AND
                                                                   VALUE       INCOME II      BOND II      EQUITY II       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $     136,121   $  118,887  $   576,122   $       6,638  $   102,617
Expenses:
   Mortality and expense risk fees ..........................         99,452       27,472       79,784          43,562       69,234
   Administrative fees ......................................         11,934        3,296        9,574           5,228        8,308
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................        111,386       30,768       89,358          48,790       77,542
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................         24,735       88,119      486,764         (42,152)      25,075
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................        664,733      210,815     (141,555)        458,041    1,007,859
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................        213,054           --           --              --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................        880,309           --           --              --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ................................      1,758,096      210,815     (141,555)        458,041    1,007,859
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................     (1,512,304)    (237,854)    (182,283)       (149,855)    (635,592)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .......................................  $     270,527   $   61,080  $   162,926   $     266,034  $   397,342
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                  DREYFUS
                                                                  VARIABLE
                                                                 INVESTMENT                                                JANUS
                                                                    FUND                                                   ASPEN
                                                                (CONTINUED)           FEDERATED INSURANCE SERIES           SERIES
                                                               -------------   ---------------------------------------  ------------
                                                                                              HIGH
                                                               INTERNATIONAL    CAPITAL      INCOME      INTERNATIONAL   GROWTH AND
                                                                  VALUE        INCOME II     BOND II       EQUITY II       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $      24,735   $   88,119  $   486,764   $     (42,152) $    25,075
   Net realized gain (loss) on investments in
     portfolio shares .......................................      1,758,096      210,815     (141,555)        458,041    1,007,859
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares......................     (1,512,304)    (237,854)    (182,283)       (149,855)    (635,592)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
         operations .........................................        270,527       61,080      162,926         266,034      397,342
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..............................................         16,453       19,889        8,751           6,011        6,954
   Contract redemptions .....................................     (2,095,569)    (596,572)  (2,009,393)       (780,704)  (1,380,226)
   Net transfers (including mortality transfers) ............     (1,499,037)    (259,796)  (1,120,270)       (359,047)    (511,220)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          contract owners' transactions......................     (3,578,153)    (836,479)  (3,120,912)     (1,133,740)  (1,884,492)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets .............     (3,307,626)    (775,399)  (2,957,986)       (867,706)  (1,487,150)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      9,315,977    2,544,001    7,871,823       3,821,365    6,121,071
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ........................  $   6,008,351   $1,768,602  $ 4,913,837   $   2,953,659  $ 4,633,921
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                         LEGG MASON
                                                                                                                          PARTNERS
                                                                                                                          VARIABLE
               JANUS ASPEN SERIES (CONTINUED)                        LAZARD RETIREMENT SERIES PORTFOLIO                 EQUITY TRUST
----------------------------------------------------------  ----------------------------------------------------------  ------------
                                                                                                              US
INTERNATIONAL    LARGE CAP       MID CAP       WORLDWIDE      EMERGING     INTERNATIONAL                   STRATEGIC      AGGRESSIVE
    GROWTH        GROWTH         GROWTH          GROWTH        MARKETS         EQUITY       SMALL CAP     EQUITY (l)*    GROWTH (b)*
------------------------------------------------------------------------------------------------------------------------------------
$      39,740   $   118,344   $      31,115   $     90,325  $     43,299   $      12,426  $          --  $      12,836  $        --

       82,828       214,107         189,454        157,328        45,756           7,638         70,401         17,942          569
        9,939        25,693          22,734         18,880         5,491             916          8,448          2,153           69
------------------------------------------------------------------------------------------------------------------------------------
       92,767       239,800         212,188        176,208        51,247           8,554         78,849         20,095          638
------------------------------------------------------------------------------------------------------------------------------------
      (53,027)     (121,456)       (181,073)       (85,883)       (7,948)          3,872        (78,849)        (7,259)        (638)
------------------------------------------------------------------------------------------------------------------------------------

    1,423,445     1,055,389       1,183,674       (191,888)      304,025          50,334        292,762        119,175       (1,356)
           --            --              --             --       189,688          18,809        770,479         50,609           --
           --            --          80,546             --       389,612          69,468      1,095,816        146,987          143
------------------------------------------------------------------------------------------------------------------------------------
    1,423,445     1,055,389       1,264,220       (191,888)      883,325         138,611      2,159,057        316,771       (1,213)
------------------------------------------------------------------------------------------------------------------------------------

       76,231     1,243,549       1,700,441      1,347,264        52,234         (80,955)    (2,432,224)      (326,502)      (1,116)
------------------------------------------------------------------------------------------------------------------------------------
$   1,446,649   $ 2,177,482   $   2,783,588   $  1,069,493  $    927,611   $      61,528  $    (352,016) $     (16,990) $    (2,967)
====================================================================================================================================

====================================================================================================================================
                                                                                                                         LEGG MASON
                                                                                                                          PARTNERS
                                                                                                                          VARIABLE
               JANUS ASPEN SERIES (CONTINUED)                         LAZARD RETIREMENT SERIES PORTFOLIO                EQUITY TRUST
----------------------------------------------------------  ----------------------------------------------------------  ------------
                                                                                                              US
INTERNATIONAL    LARGE CAP       MID CAP        WORLDWIDE     EMERGING     INTERNATIONAL                   STRATEGIC     AGGRESSIVE
     GROWTH       GROWTH         GROWTH          GROWTH       MARKETS         EQUITY        SMALL CAP     EQUITY (l)*    GROWTH (b)*
------------------------------------------------------------------------------------------------------------------------------------
$     (53,027)  $  (121,456)  $    (181,073)  $    (85,883) $     (7,948)  $       3,872  $     (78,849) $      (7,259) $      (638)
    1,423,445     1,055,389       1,264,220       (191,888)      883,325         138,611      2,159,057        316,771       (1,213)

       76,231     1,243,549       1,700,441      1,347,264        52,234         (80,955)    (2,432,224)      (326,502)      (1,116)
------------------------------------------------------------------------------------------------------------------------------------
    1,446,649     2,177,482       2,783,588      1,069,493       927,611          61,528       (352,016)       (16,990)      (2,967)
------------------------------------------------------------------------------------------------------------------------------------

       20,466        65,516          64,992         49,099       105,200              40         21,683          1,623            1
   (1,722,480)   (3,954,759)     (2,861,250)    (2,484,132)     (667,470)       (132,646)    (1,887,096)      (525,840)      (2,784)
      (47,595)      236,474        (616,605)      (767,620)      500,994         (27,345)    (1,442,136)      (196,189)      30,579
------------------------------------------------------------------------------------------------------------------------------------

   (1,749,609)   (3,652,769)     (3,412,863)    (3,202,653)      (61,276)       (159,951)    (3,307,549)      (720,406)      27,796
------------------------------------------------------------------------------------------------------------------------------------
     (302,960)   (1,475,287)       (629,275)    (2,133,160)      866,335         (98,423)    (3,659,565)      (737,396)      24,829
------------------------------------------------------------------------------------------------------------------------------------
    7,047,317    17,503,488      15,155,394     13,030,659     3,347,848         547,295      7,674,724      1,538,528           --
------------------------------------------------------------------------------------------------------------------------------------
$   6,744,357   $16,028,201   $  14,526,119   $ 10,897,499  $  4,214,183   $     448,872  $   4,015,159  $     801,132  $    24,829
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                          LEGG MASON PARTNERS                LEGG MASON PARTNERS
                                                                   VARIABLE EQUITY TRUST (CONTINUED)        VARIABLE INCOME TRUST
                                                                 --------------------------------------  ---------------------------
                                                                  CAPITAL                                  GLOBAL
                                                                    AND       FUNDAMENTAL    LARGE CAP   HIGH YIELD
                                                                 INCOME (b)*   VALUE (b)*   GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $     1,238  $     1,668  $         29  $   13,621  $       18,242
Expenses:
   Mortality and expense risk fees ............................          860        1,330           928       3,297           4,534
   Administrative fees ........................................          104          160           112         396             544
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................          964        1,490         1,040       3,693           5,078
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................          274          178        (1,011)      9,928          13,164
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................           31          111         2,497          69          (3,741)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        2,838          653            --         618              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................       11,376        5,957            --         379              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................       14,245        6,721         2,497       1,066          (3,741)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      (14,880)     (13,680)       (3,729)    (17,041)        (14,794)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................  $      (361) $    (6,781) $     (2,243) $   (6,047) $       (5,371)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                         LEGG MASON PARTNERS                 LEGG MASON PARTNERS
                                                                   VARIABLE EQUITY TRUST (CONTINUED)        VARIABLE INCOME TRUST
                                                                 --------------------------------------  ---------------------------
                                                                   CAPITAL                                 GLOBAL
                                                                     AND      FUNDAMENTAL    LARGE CAP   HIGH YIELD
                                                                 INCOME (b)*   VALUE (b)*   GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $       274  $       178  $     (1,011) $    9,928  $       13,164
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       14,245        6,721         2,497       1,066          (3,741)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      (14,880)     (13,680)       (3,729)    (17,041)        (14,794)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................         (361)      (6,781)       (2,243)     (6,047)         (5,371)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           --           --            --          --              (6)
   Contract redemptions .......................................      (16,772)      (8,356)      (16,738)    (30,272)        (83,533)
   Net transfers (including mortality transfers) ..............      105,480      147,539        77,000      17,112         417,843
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..............................       88,708      139,183        60,262     (13,160)        334,304
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       88,347      132,402        58,019     (19,207)        328,933
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --           --            --     201,166           8,425
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $    88,347  $   132,402  $     58,019  $  181,959  $      337,358
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST                                                                                       NEUBERGER BERMAN
 (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS         LORD ABBETT SERIES FUND    ADVISERS MANAGEMENT TRUST
------------  ----------------------------------------------------  ------------------------  ----------------------------
                                                                                                LEHMAN         LEHMAN
                                                                                               BROTHERS       BROTHERS
  STRATEGIC    AGGRESSIVE                LARGE CAP        TOTAL      AMERICA'S   GROWTH AND   HIGH INCOME  SHORT DURATION
  BOND (c)*   GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*   RETURN (h)*     VALUE       INCOME       BOND (m)*    BOND (n)*
--------------------------------------------------------------------------------------------------------------------------
$     67,499  $        --  $        541  $        --   $       554   $   47,505  $   138,930  $     2,921  $      115,419

      21,200          152           590          334           227       23,269      178,243          576          54,787
       2,544           18            70           40            27        2,792       21,390           69           6,574
--------------------------------------------------------------------------------------------------------------------------
      23,744          170           660          374           254       26,061      199,633          645          61,361
--------------------------------------------------------------------------------------------------------------------------
      43,755         (170)         (119)        (374)          300       21,444      (60,703)       2,276          54,058
--------------------------------------------------------------------------------------------------------------------------

       5,763        3,385         1,054        5,766         3,852      137,791    2,038,078        2,038         (39,692)

          --           64         9,072           --           354        6,340       52,103           --              --

          --           --           308           --            79       43,781      714,019           --              --
--------------------------------------------------------------------------------------------------------------------------
       5,763        3,449        10,434        5,766         4,285      187,912    2,804,200        2,038         (39,692)
--------------------------------------------------------------------------------------------------------------------------

     (40,919)      (2,158)       (4,029)      (1,523)       (2,728)    (170,459)  (2,349,545)      (3,737)        127,718
--------------------------------------------------------------------------------------------------------------------------
$      8,599  $     1,121  $      6,286  $     3,869   $     1,857   $   38,897  $   393,952  $       577  $      142,084
==========================================================================================================================

==========================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST                                                                                       NEUBERGER BERMAN
 (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS         LORD ABBETT SERIES FUND    ADVISERS MANAGEMENT TRUST
------------  ----------------------------------------------------  ------------------------  ----------------------------
                                                                                                LEHMAN         LEHMAN
                                                                                               BROTHERS       BROTHERS
 STRATEGIC     AGGRESSIVE                 LARGE CAP       TOTAL      AMERICA'S   GROWTH AND   HIGH INCOME  SHORT DURATION
  BOND (c)*   GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*   RETURN (h)*     VALUE       INCOME       BOND (m)*     BOND (n)*
--------------------------------------------------------------------------------------------------------------------------
$     43,755  $      (170) $       (119) $      (374)  $       300  $    21,444  $   (60,703) $     2,276  $       54,058
       5,763        3,449        10,434        5,766         4,285      187,912    2,804,200        2,038         (39,692)
     (40,919)      (2,158)       (4,029)      (1,523)       (2,728)    (170,459)  (2,349,545)      (3,737)        127,718
--------------------------------------------------------------------------------------------------------------------------
       8,599        1,121         6,286        3,869         1,857       38,897      393,952          577         142,084
--------------------------------------------------------------------------------------------------------------------------

     110,555           --            (1)          (1)           --           93       39,046           --           4,322
    (845,274)      (8,408)      (17,938)        (117)       (6,271)    (485,261)  (4,285,792)     (11,918)     (1,317,920)
     614,616      (39,986)      (59,748)     (58,334)      (38,993)     863,617   (3,007,146)       7,335          44,464
--------------------------------------------------------------------------------------------------------------------------

    (120,103)     (48,394)      (77,687)     (58,452)      (45,264)     378,449   (7,253,892)      (4,583)     (1,269,134)
--------------------------------------------------------------------------------------------------------------------------
    (111,504)     (47,273)      (71,401)     (54,583)      (43,407)     417,346   (6,859,940)      (4,006)     (1,127,050)
--------------------------------------------------------------------------------------------------------------------------
   1,477,278       47,273        71,401       54,583        43,407    1,147,283   17,958,709       42,512       4,932,283
--------------------------------------------------------------------------------------------------------------------------
$  1,365,774  $        --  $         --  $        --   $        --  $ 1,564,629  $11,098,769  $    38,506  $    3,805,233
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

================================================================================================================================
                                                                                       NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                  --------------------------------------------------------------
                                                                                MID-CAP                               SOCIALLY
                                                                   FASCIANO     GROWTH       PARTNERS      REGENCY   RESPONSIVE
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       --  $        --  $     32,313  $    8,632  $      206
Expenses:
   Mortality and expense risk fees ............................        2,483       13,162        66,772      25,398       3,715
   Administrative fees ........................................          297        1,579         8,013       3,047         446
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................        2,780       14,741        74,785      28,445       4,161
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       (2,780)     (14,741)      (42,472)    (19,813)     (3,955)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................         (737)     237,286       197,454      29,128      32,734
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --           --        16,769       8,938         776
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        1,414           --       488,881      42,932          --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................          677      237,286       703,104      80,998      33,510
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (1,413)     (11,911)     (292,221)    (15,047)    (14,775)
--------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $   (3,516) $   210,634  $    368,411  $   46,138  $   14,780
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

================================================================================================================================
                                                                                       NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                  --------------------------------------------------------------
                                                                                MID-CAP                               SOCIALLY
                                                                   FASCIANO     GROWTH       PARTNERS      REGENCY   RESPONSIVE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   (2,780) $   (14,741) $    (42,472) $  (19,813) $   (3,955)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................          677      237,286       703,104      80,998      33,510
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................       (1,413)     (11,911)     (292,221)    (15,047)    (14,775)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................       (3,516)     210,634       368,411      46,138      14,780
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           --        1,586        11,438       1,873       2,735
   Contract redemptions .......................................      (62,480)    (530,136)   (1,305,417)   (405,097)    (97,114)
   Net transfers (including mortality transfers) ..............      (21,053)      36,745     1,231,092      31,621     114,653
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..............................      (83,533)    (491,805)      (62,887)   (371,603)     20,274
--------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets ..........      (87,049)    (281,171)      305,524    (325,465)     35,054
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      210,885    1,173,072     4,659,479   2,098,963     176,009
--------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period ...................   $  123,836  $   891,901  $  4,965,003  $1,773,498  $  211,063
================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
     NORTHERN LIGHTS
      VARIABLE TRUST                                   PIMCO VARIABLE INSURANCE TRUST
--------------------------  -------------------------------------------------------------------------------------
                                       COMMODITY-  EMERGING  FOREIGN BOND
    JNF            JNF         ALL     REALRETURN   MARKETS   US DOLLAR-    GLOBAL BOND     HIGH        MONEY
BALANCED (k)*  EQUITY (k)*    ASSET     STRATEGY     BOND       HEDGED        UNHEDGED      YIELD       MARKET
-----------------------------------------------------------------------------------------------------------------
$     144,435  $        --  $   2,858  $    5,906  $  1,473  $         330  $     8,905  $   11,196  $ 1,074,024

      108,101       95,717        357       1,089       322            124        3,346       1,994      282,557
       12,973       11,487         43         130        39             15          401         239       33,906
-----------------------------------------------------------------------------------------------------------------
      121,074      107,204        400       1,219       361            139        3,747       2,233      316,463
-----------------------------------------------------------------------------------------------------------------
       23,361     (107,204)     2,458       4,687     1,112            191        5,158       8,963      757,561
-----------------------------------------------------------------------------------------------------------------

      (32,372)    (135,929)        29      (3,273)        7           (108)      14,148         860           --

           --           --         --          --       279             --          599          --           --

           --           --         --          --       445             --          564          --           --
-----------------------------------------------------------------------------------------------------------------
      (32,372)    (135,929)        29      (3,273)      731           (108)      15,311         860           --
-----------------------------------------------------------------------------------------------------------------

     (306,185)    (995,703)      (723)     20,628    (1,267)           187        3,071      (7,888)          --
-----------------------------------------------------------------------------------------------------------------
$    (315,196) $(1,238,836) $   1,764  $   22,042  $    576  $         270  $    23,540  $    1,935  $   757,561
=================================================================================================================

=================================================================================================================
     NORTHERN LIGHTS
      VARIABLE TRUST                                   PIMCO VARIABLE INSURANCE TRUST
--------------------------  -------------------------------------------------------------------------------------
                                       COMMODITY-  EMERGING  FOREIGN BOND
    JNF            JNF         ALL     REALRETURN   MARKETS   US DOLLAR-    GLOBAL BOND     HIGH        MONEY
BALANCED (k)*  EQUITY (k)*    ASSET     STRATEGY     BOND       HEDGED        UNHEDGED      YIELD       MARKET
-----------------------------------------------------------------------------------------------------------------
$      23,361  $  (107,204) $   2,458  $    4,687  $  1,112  $         191  $     5,158  $    8,963  $   757,561
      (32,372)    (135,929)        29      (3,273)      731           (108)      15,311         860           --

     (306,185)    (995,703)      (723)     20,628    (1,267)           187        3,071      (7,888)          --
-----------------------------------------------------------------------------------------------------------------
     (315,196)  (1,238,836)     1,764      22,042       576            270       23,540       1,935      757,561
-----------------------------------------------------------------------------------------------------------------

       22,090       44,241         --          48        36             --           (2)         (6)      88,650
   (2,070,005)  (1,940,158)   (16,604)        (31)  (15,218)       (13,994)     (56,133)    (83,947)  (9,392,376)
   13,918,828   12,549,896     60,491      75,295    18,128          6,413      315,254     204,130   31,371,764
-----------------------------------------------------------------------------------------------------------------

   11,870,913   10,653,979     43,887      75,312     2,946         (7,581)     259,119     120,177   22,068,038
-----------------------------------------------------------------------------------------------------------------
   11,555,717    9,415,143     45,651      97,354     3,522         (7,311)     282,659     122,112   22,825,599
-----------------------------------------------------------------------------------------------------------------
           --           --      2,495     119,946    19,866         14,909       52,092      77,581    2,925,226
-----------------------------------------------------------------------------------------------------------------
$  11,555,717  $ 9,415,143  $  48,146  $  217,300  $ 23,388  $       7,598  $   334,751  $  199,693  $25,750,825
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                     REALESTATE-
                                                                     REALRETURN       REAL       SHORT-   STOCKPLUS(R)     TOTAL
                                                                      STRATEGY       RETURN       TERM    TOTAL RETURN    RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $    55,472  $    87,001  $  31,921  $      1,412  $   202,067
Expenses:
   Mortality and expense risk fees ................................        4,024       23,404      8,514           486       52,796
   Administrative fees ............................................          483        2,808      1,021            58        6,336
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................        4,507       26,212      9,535           544       59,132
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................       50,965       60,789     22,386           868      142,935
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................      (18,646)     (63,152)        61         4,233      (54,287)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................           --        4,471         --           632           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................           --           19         --           835           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ................................................      (18,646)     (58,662)        61         5,700      (54,287)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ............................................      (84,056)     154,845     (1,687)       (2,543)     178,828
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
              operations ..........................................  $   (51,737) $   156,972  $  20,760  $      4,025  $   267,476
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                     REALESTATE-
                                                                     REALRETURN      REAL        SHORT-   STOCKPLUS(R)     TOTAL
                                                                      STRATEGY      RETURN        TERM    TOTAL RETURN    RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $    50,965  $    60,789  $  22,386  $        868  $   142,935
   Net realized gain (loss) on investments in portfolio shares ....      (18,646)     (58,662)        61         5,700      (54,287)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................      (84,056)     154,845     (1,687)       (2,543)     178,828
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....      (51,737)     156,972     20,760         4,025      267,476
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............        3,135        5,490      1,196            --       11,647
   Contract redemptions ...........................................      (97,357)    (487,819)  (146,689)      (41,487)    (915,128)
   Net transfers (including mortality transfers) ..................       25,293      481,416    508,925         9,139    1,203,011
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..................................      (68,929)        (913)   363,432       (32,348)     299,530
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .................     (120,666)     156,059    384,192       (28,323)     567,006
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      307,649    1,938,243    479,413        48,092    3,672,176
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..........................  $   186,983  $ 2,094,302  $ 863,605  $     19,769  $ 4,239,182
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                                                                                    RYDEX
                                                                                              ROYCE                VARIABLE
                        PIONEER VARIABLE CONTRACTS TRUST                                  CAPITAL FUND              TRUST
----------------------------------------------------------------------------------  --------------------------  ---------------
  CORE         EQUITY                       HIGH       INTERNATIONAL     MID CAP                                CLS ADVISORONE
BOND (ac)*     INCOME         FUND          YIELD          VALUE          VALUE      MICRO-CAP     SMALL-CAP       AMERIGO
-------------------------------------------------------------------------------------------------------------------------------
$    2,664   $    92,987   $    15,988   $    45,049   $       4,784   $    2,010   $    27,508   $     1,336   $        2,125

       752        55,024        22,242        11,182          16,155        3,035        27,996        41,518            5,376
        91         6,603         2,669         1,341           1,939          364         3,359         4,982              645
-------------------------------------------------------------------------------------------------------------------------------
       843        61,627        24,911        12,523          18,094        3,399        31,355        46,500            6,021
-------------------------------------------------------------------------------------------------------------------------------
     1,821        31,360        (8,923)       32,526         (13,310)      (1,389)       (3,847)      (45,164)          (3,896)
-------------------------------------------------------------------------------------------------------------------------------

       727       503,972       521,807        30,417          62,739        3,972       237,076       347,041            1,112

        --         6,415            --           106              --        5,665        45,072        38,209           14,230

        --       141,840            --           899          16,527       30,244       111,673        78,021            7,278
-------------------------------------------------------------------------------------------------------------------------------
       727       652,227       521,807        31,422          79,266       39,881       393,821       463,271           22,620
-------------------------------------------------------------------------------------------------------------------------------

      (331)     (551,660)     (415,620)      (33,914)         77,760      (23,140)     (288,449)     (488,881)          24,401
-------------------------------------------------------------------------------------------------------------------------------
$    2,217   $   131,927   $    97,264   $    30,034   $     143,716   $   15,352   $   101,525   $   (70,774)  $       43,125
===============================================================================================================================

===============================================================================================================================
                                                                                                                    RYDEX
                                                                                              ROYCE                VARIABLE
                        PIONEER VARIABLE CONTRACTS TRUST                                  CAPITAL FUND              TRUST
----------------------------------------------------------------------------------  --------------------------  ---------------
  CORE         EQUITY                       HIGH       INTERNATIONAL     MID CAP                                CLS ADVISORONE
BOND (ac)*     INCOME         FUND          YIELD          VALUE          VALUE      MICRO-CAP     SMALL-CAP       AMERIGO
-------------------------------------------------------------------------------------------------------------------------------
$    1,821   $    31,360   $    (8,923)  $    32,526   $     (13,310)  $   (1,389)  $    (3,847)  $   (45,164)  $       (3,896)
       727       652,227       521,807        31,422          79,266       39,881       393,821       463,271           22,620

      (331)     (551,660)     (415,620)      (33,914)         77,760      (23,140)     (288,449)     (488,881)          24,401
-------------------------------------------------------------------------------------------------------------------------------
     2,217       131,927        97,264        30,034         143,716       15,352       101,525       (70,774)          43,125
-------------------------------------------------------------------------------------------------------------------------------

        (3)       10,753         4,248           454           1,618          (24)       11,444       105,185               --
      (175)   (1,541,644)     (445,581)      (86,799)       (346,004)    (114,226)     (446,976)     (690,379)          (6,361)
   (78,333)   (1,679,856)   (1,003,473)      (77,473)      1,048,724        3,583       (94,474)     (941,405)         380,124
-------------------------------------------------------------------------------------------------------------------------------

   (78,511)   (3,210,747)   (1,444,806)     (163,818)        704,338     (110,667)     (530,006)   (1,526,599)         373,763
-------------------------------------------------------------------------------------------------------------------------------
   (76,294)   (3,078,820)   (1,347,542)     (133,784)        848,054      (95,315)     (428,481)   (1,597,373)         416,888
-------------------------------------------------------------------------------------------------------------------------------
    76,294     5,613,798     2,771,310       790,951         408,151      223,468     2,274,677     4,098,125          160,666
-------------------------------------------------------------------------------------------------------------------------------
$       --   $ 2,534,978   $ 1,423,768   $   657,167   $   1,256,205   $  128,153   $ 1,846,196   $ 2,500,752   $      577,554
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                  CLS ADVISORONE                BASIC                     CONSUMER
                                                                     CLERMONT      BANKING    MATERIALS   BIOTECHNOLOGY   PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $        1,770  $   1,588  $     3,701  $          --  $    2,161
Expenses:
   Mortality and expense risk fees .............................             998        468       33,158          1,612       1,538
   Administrative fees .........................................             120         57        3,979            193         184
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................           1,118        525       37,137          1,805       1,722
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......................             652      1,063      (33,436)        (1,805)        439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ......................................           1,231    (13,043)     464,660         (1,282)     15,118
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................           5,152         --      121,777             --       5,789
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................           7,356         --       80,186             --       3,518
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares .............................................          13,739    (13,043)     666,623         (1,282)     24,425
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................         (11,204)    (2,567)      21,974          2,993     (14,182)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ......................................  $        3,187  $ (14,547) $   655,161  $         (94) $   10,682
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                  CLS ADVISORONE                BASIC                     CONSUMER
                                                                     CLERMONT      BANKING    MATERIALS   BIOTECHNOLOGY   PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $          652  $   1,063  $   (33,436) $      (1,805) $      439
   Net realized gain (loss) on investments in portfolio
      shares ...................................................          13,739    (13,043)     666,623         (1,282)     24,425
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................         (11,204)    (2,567)      21,974          2,993     (14,182)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .........................................           3,187    (14,547)     655,161            (94)     10,682
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........              --         --        4,686            138         134
   Contract redemptions ........................................            (702)      (995)    (458,762)       (28,212)    (37,061)
   Net transfers (including mortality transfers) ...............          41,429    (89,687)     807,577         (2,333)    (59,176)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...............................          40,727    (90,682)     353,501        (30,407)    (96,103)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..............          43,914   (105,229)   1,008,662        (30,501)    (85,421)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................          45,998    211,455    1,935,665         76,763     210,346
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .......................  $       89,912  $ 106,226  $ 2,944,327  $      46,262  $  124,925
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         GOVERNMENT
   DOW 2X                                      ENERGY     EUROPE 1.25X    FINANCIAL       LONG BOND          HEALTH
STRATEGY (o)*   ELECTRONICS      ENERGY       SERVICES    STRATEGY (p)*   SERVICES    1.2X STRATEGY (q)*      CARE       INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$       5,860   $        --   $        --   $        --   $      23,253   $   1,364   $           22,228   $       --   $        --

        6,904         1,327        23,502        39,176          12,151       2,245                7,937       10,870         1,089
          829           159         2,821         4,701           1,458         269                  952        1,304           131
------------------------------------------------------------------------------------------------------------------------------------
        7,733         1,486        26,323        43,877          13,609       2,514                8,889       12,174         1,220
------------------------------------------------------------------------------------------------------------------------------------
       (1,873)       (1,486)      (26,323)      (43,877)          9,644      (1,150)              13,339      (12,174)       (1,220)
------------------------------------------------------------------------------------------------------------------------------------

       21,422       (26,231)      (96,159)       98,102          60,340     (21,744)              (4,465)      61,483        (1,473)

       58,668            --         4,642         5,307          82,666       3,877                   --       14,439            --

        3,790            --       195,570       207,308          11,602       3,639                   --          759            --
------------------------------------------------------------------------------------------------------------------------------------
       83,880       (26,231)      104,053       310,717         154,608     (14,228)              (4,465)      76,681        (1,473)
------------------------------------------------------------------------------------------------------------------------------------

      (83,967)       (3,078)      410,290       477,373        (121,103)     (7,956)              57,397      (28,904)       (9,266)
------------------------------------------------------------------------------------------------------------------------------------
$      (1,960)  $   (30,795)  $   488,020   $   744,213   $      43,149   $ (23,334)  $           66,271   $   35,603   $   (11,959)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         GOVERNMENT
   DOW 2X                                      ENERGY     EUROPE 1.25X    FINANCIAL       LONG BOND          HEALTH
STRATEGY (o)*   ELECTRONICS      ENERGY       SERVICES    STRATEGY (p)*   SERVICES    1.2X STRATEGY (q)*      CARE       INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$      (1,873)  $    (1,486)  $   (26,323)  $   (43,877)  $       9,644   $  (1,150)  $           13,339   $  (12,174)  $    (1,220)
       83,880       (26,231)      104,053       310,717         154,608     (14,228)              (4,465)      76,681        (1,473)

      (83,967)       (3,078)      410,290       477,373        (121,103)     (7,956)              57,397      (28,904)       (9,266)
------------------------------------------------------------------------------------------------------------------------------------
       (1,960)      (30,795)      488,020       744,213          43,149     (23,334)              66,271       35,603       (11,959)
------------------------------------------------------------------------------------------------------------------------------------

          920            --         3,222       106,923           1,959          35                   43        3,585            40
     (163,640)      (25,217)     (293,551)     (542,811)       (115,698)   (111,531)             (59,170)    (157,607)       (9,631)
      317,160        81,157       351,453     1,698,694          27,768    (253,364)             667,244       14,790       136,903
------------------------------------------------------------------------------------------------------------------------------------

      154,440        55,940        61,124     1,262,806         (85,971)   (364,860)             608,117     (139,232)      127,312
------------------------------------------------------------------------------------------------------------------------------------
      152,480        25,145       549,144     2,007,019         (42,822)   (388,194)             674,388     (103,629)      115,353
------------------------------------------------------------------------------------------------------------------------------------
      480,043        21,380     1,627,123     2,031,213       1,075,362     422,945              606,646      818,569        40,342
------------------------------------------------------------------------------------------------------------------------------------
$     632,523   $    46,525   $ 2,176,267   $ 4,038,232   $   1,032,540   $  34,751   $        1,281,034   $  714,940   $   155,695
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                             INVERSE        INVERSE
                                                             DYNAMIC       GOVERNMENT      INVERSE        INVERSE        INVERSE
                                                              DOW 2X       LONG BOND       MID-CAP          OTC        RUSSELL 2000
                                                          STRATEGY (r)*  STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................  $         822  $       6,161  $          61  $      20,636  $      60,670
Expenses:
   Mortality and expense risk fees .....................          1,366          1,419             52          2,592          6,264
   Administrative fees .................................            164            170              6            312            751
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................          1,530          1,589             58          2,904          7,015
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............           (708)         4,572              3         17,732         53,655
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................        (49,279)       (15,490)        (2,584)       (96,144)       (15,233)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............             --             --             --             --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...........................        (49,279)       (15,490)        (2,584)       (96,144)       (15,233)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................         55,979         (3,223)         2,599          9,232         (8,940)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .........................  $       5,992  $     (14,141) $          18  $     (69,180) $      29,482
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                             INVERSE        INVERSE
                                                             DYNAMIC       GOVERNMENT      INVERSE        INVERSE        INVERSE
                                                              DOW 2X       LONG BOND       MID-CAP          OTC        RUSSELL 2000
                                                          STRATEGY (r)*  STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................  $        (708) $       4,572  $           3  $      17,732  $      53,655
   Net realized gain (loss) on investments in portfolio
      shares ...........................................        (49,279)       (15,490)        (2,584)       (96,144)       (15,233)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............         55,979         (3,223)         2,599          9,232         (8,940)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .................................          5,992        (14,141)            18        (69,180)        29,482
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................             23              1             --            479             10
   Contract redemptions ................................         (6,591)       (50,920)          (598)       (10,965)       (12,611)
   Net transfers (including mortality transfers) .......       (254,475)        22,522        (36,827)      (616,656)       590,388
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..............       (261,043)       (28,397)       (37,425)      (627,142)       577,787
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ......       (255,051)       (42,538)       (37,407)      (696,322)       607,269
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................        271,555        104,164         39,275        726,814        612,938
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............  $      16,504  $      61,626  $       1,868  $      30,492  $   1,220,207
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
   INVERSE
   S&P 500       JAPAN 1.25X    LARGE CAP    LARGE CAP                MID CAP 1.5X     MID-CAP      MID-CAP
STRATEGY (w)*   STRATEGY (x)*     GROWTH       VALUE       LEISURE    STRATEGY (y)*     GROWTH       VALUE          NOVA
----------------------------------------------------------------------------------------------------------------------------
$          --   $       7,099   $      --   $     8,279   $      --   $       8,018   $      --   $    12,524   $    22,577

          295           3,266       4,259        10,663       8,096           7,915       2,036        16,824        20,228
           36             392         511         1,280         971             950         244         2,019         2,428
----------------------------------------------------------------------------------------------------------------------------
          331           3,658       4,770        11,943       9,067           8,865       2,280        18,843        22,656
----------------------------------------------------------------------------------------------------------------------------
         (331)          3,441      (4,770)       (3,664)     (9,067)           (847)     (2,280)       (6,319)          (79)
----------------------------------------------------------------------------------------------------------------------------

      (12,327)        (76,290)      3,411        33,161      91,042        (128,202)     (8,565)      233,326       269,647

           --              --       7,352        38,854      39,317          17,290       3,830            --            --

           --              --       2,671        22,457      11,604          43,301       3,302           607            --
----------------------------------------------------------------------------------------------------------------------------
      (12,327)        (76,290)     13,434        94,472     141,963         (67,611)     (1,433)      233,933       269,647
----------------------------------------------------------------------------------------------------------------------------

        1,484          34,319      (5,483)     (109,869)   (128,651)         70,995       4,018      (208,041)     (246,391)
----------------------------------------------------------------------------------------------------------------------------
$     (11,174)  $     (38,530)  $   3,181   $   (19,061)  $   4,245   $       2,537   $     305   $    19,573   $    23,177
============================================================================================================================

============================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
   INVERSE
   S&P 500       JAPAN 1.25X    LARGE CAP    LARGE CAP                MID CAP 1.5X     MID-CAP      MID-CAP
STRATEGY (w)*   STRATEGY (x)*     GROWTH       VALUE       LEISURE    STRATEGY (y)*     GROWTH       VALUE          NOVA
----------------------------------------------------------------------------------------------------------------------------
$        (331)  $       3,441   $  (4,770)  $    (3,664)  $  (9,067)  $        (847)  $  (2,280)  $    (6,319)  $       (79)
      (12,327)        (76,290)     13,434        94,472     141,963         (67,611)     (1,433)      233,933       269,647

        1,484          34,319      (5,483)     (109,869)   (128,651)         70,995       4,018      (208,041)     (246,391)
----------------------------------------------------------------------------------------------------------------------------
      (11,174)        (38,530)      3,181       (19,061)      4,245           2,537         305        19,573        23,177
----------------------------------------------------------------------------------------------------------------------------

           --           1,364       2,600          (912)        843           8,273        (529)          590           187
       (7,842)        (82,553)    (36,875)     (148,432)   (187,622)       (237,865)   (119,767)     (295,892)     (332,655)
        3,746        (260,568)    216,491      (978,114)   (427,762)         74,373     119,795    (1,042,279)       12,878
----------------------------------------------------------------------------------------------------------------------------

       (4,096)       (341,757)    182,216    (1,127,458)   (614,541)       (155,219)       (501)   (1,337,581)     (319,590)
----------------------------------------------------------------------------------------------------------------------------
      (15,270)       (380,287)    185,397    (1,146,519)   (610,296)       (152,682)       (196)   (1,318,008)     (296,413)
----------------------------------------------------------------------------------------------------------------------------
       15,270         480,010     269,422     1,569,858     904,023         641,837      69,711     1,911,546     1,841,980
----------------------------------------------------------------------------------------------------------------------------
$          --   $      99,723   $ 454,819   $   423,339   $ 293,727   $     489,155   $  69,515   $   593,538   $ 1,545,567
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                        OTC 2X                    PRECIOUS      REAL
                                                                    STRATEGY (z)*     OTC          METALS      ESTATE     RETAILING
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $       1,738  $     1,815  $        --  $    4,820  $       --
Expenses:
   Mortality and expense risk fees ...............................          7,672       30,912       11,710       5,060         349
   Administrative fees ...........................................            921        3,709        1,406         608          42
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................          8,593       34,621       13,116       5,668         391
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................         (6,855)     (32,806)     (13,116)       (848)       (391)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................         69,476      371,446      169,879      11,060     (14,990)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................             --           --           --      12,022       4,656
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................             --           --           --      12,022       8,922
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................         69,476      371,446      169,879      35,104      (1,412)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................          4,855       22,745      (92,179)    (81,857)       (714)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................  $      67,476  $   361,385  $    64,584  $  (47,601) $   (2,517)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                        OTC 2X                    PRECIOUS      REAL
                                                                    STRATEGY (z)*      OTC         METALS      ESTATE     RETAILING
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $      (6,855) $   (32,806) $   (13,116) $     (848) $     (391)
   Net realized gain (loss) on investments in portfolio shares ...         69,476      371,446      169,879      35,104      (1,412)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................          4,855       22,745      (92,179)    (81,857)       (714)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...         67,476      361,385       64,584     (47,601)     (2,517)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........            683        5,499        1,966       9,166          --
   Contract redemptions ..........................................        (68,840)    (340,707)    (249,945)    (77,314)         (7)
   Net transfers (including mortality transfers) .................        405,599      114,104      (74,709)   (265,502)     (6,282)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .................................        337,442     (221,104)    (322,688)   (333,650)     (6,289)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ................        404,918      140,281     (258,104)   (381,251)     (8,806)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................        428,693    2,367,057    1,172,803     545,181      31,855
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .........................  $     833,611  $ 2,507,338  $   914,699  $  163,930  $   23,049
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           U.S.
                                                                                                                       GOVERNMENT
RUSSELL 2000 1.5X     S&P 500 2X      SECTOR    SMALL-CAP   SMALL-CAP                    TELE-                            MONEY
  STRATEGY (aa)*    STRATEGY (ab)*   ROTATION    GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET
-----------------------------------------------------------------------------------------------------------------------------------
$           7,544   $        4,791   $     --   $      --   $     604   $       --   $        1,505   $           --   $   197,230

            6,377            5,974      3,823       7,150       4,490        2,174           11,784            8,523        64,782
              765              717        459         858         538          260            1,414            1,023         7,774
-----------------------------------------------------------------------------------------------------------------------------------
            7,142            6,691      4,282       8,008       5,028        2,434           13,198            9,546        72,556
-----------------------------------------------------------------------------------------------------------------------------------
              402           (1,900)    (4,282)     (8,008)     (4,424)      (2,434)         (11,693)          (9,546)      124,674
-----------------------------------------------------------------------------------------------------------------------------------

          (17,368)          (2,693)    18,634      18,470     (22,448)      12,755          154,216          (32,311)           --

               --           41,166     20,925      27,849      25,534           --               --               --            --

           25,321           10,071      8,677      19,718      17,778           --               --          153,082            --
-----------------------------------------------------------------------------------------------------------------------------------
            7,953           48,544     48,236      66,037      20,864       12,755          154,216          120,771            --
-----------------------------------------------------------------------------------------------------------------------------------

          (52,285)         (72,293)    11,066     (67,715)    (67,355)      (5,185)         (77,246)        (137,341)           --
-----------------------------------------------------------------------------------------------------------------------------------
$         (43,930)  $      (25,649)  $ 55,020   $  (9,686)  $ (50,915)  $    5,136   $       65,277   $      (26,116)  $   124,674
===================================================================================================================================

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           U.S.
                                                                                                                       GOVERNMENT
RUSSELL 2000 1.5X     S&P 500 2X      SECTOR    SMALL-CAP   SMALL-CAP                    TELE-                            MONEY
  STRATEGY (aa)*    STRATEGY (ab)*   ROTATION    GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET
-----------------------------------------------------------------------------------------------------------------------------------
$             402   $       (1,900)  $ (4,282)  $  (8,008)  $  (4,424)  $   (2,434)  $      (11,693)  $       (9,546)  $   124,674
            7,953           48,544     48,236      66,037      20,864       12,755          154,216          120,771            --

          (52,285)         (72,293)    11,066     (67,715)    (67,355)      (5,185)         (77,246)        (137,341)           --
-----------------------------------------------------------------------------------------------------------------------------------
          (43,930)         (25,649)    55,020      (9,686)    (50,915)       5,136           65,277          (26,116)      124,674
-----------------------------------------------------------------------------------------------------------------------------------

            2,144               20        276       1,605         129          138            3,494               55        24,990
         (217,093)         (60,107)   (62,882)    (32,113)    (53,633)     (20,120)        (136,100)         (91,295)   (1,289,752)
         (199,479)         113,245    328,844    (115,548)   (396,735)     122,103          131,280         (469,491)     (788,522)
-----------------------------------------------------------------------------------------------------------------------------------

         (414,428)          53,158    266,238    (146,056)   (450,239)     102,121           (1,326)        (560,731)   (2,053,284)
-----------------------------------------------------------------------------------------------------------------------------------
         (458,358)          27,509    321,258    (155,742)   (501,154)     107,257           63,951         (586,847)   (1,928,610)
-----------------------------------------------------------------------------------------------------------------------------------
          811,637          444,811    288,285     612,809     719,858      136,966          763,245          859,062     5,769,123
-----------------------------------------------------------------------------------------------------------------------------------
$         353,279   $      472,320   $609,543   $ 457,067   $ 218,704   $  244,223   $      827,196   $      272,215   $ 3,840,513
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                               THIRD       VAN ECK
                                                                                                               AVENUE     WORLDWIDE
                                                              RYDEX VARIABLE                                  VARIABLE    INSURANCE
                                                            TRUST (CONTINUED)      SELIGMAN PORTFOLIOS      SERIES TRUST    TRUST
                                                            -----------------  ---------------------------  ------------  ----------
                                                                               COMMUNICATIONS
                                                                                     AND          GLOBAL                   ABSOLUTE
                                                                UTILITIES        INFORMATION    TECHNOLOGY      VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................  $          15,865  $           --  $        --  $    104,762  $   6,279
Expenses:
   Mortality and expense risk fees .......................             13,540          31,378       15,997        61,813     12,870
   Administrative fees ...................................              1,625           3,766        1,919         7,418      1,545
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................             15,165          35,144       17,916        69,231     14,415
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................                700         (35,144)     (17,916)       35,531     (8,136)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................            112,032         431,499       99,614       317,561     15,705
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............             50,136              --           --         4,466     10,203
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............             56,900              --           --       297,464     11,380
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................            219,068         431,499       99,614       619,491     37,288
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................           (154,678)        (78,725)      83,980      (929,806)   (16,150)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ...........................  $          65,090  $      317,630  $   165,678  $   (274,784) $  13,002
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                               THIRD       VAN ECK
                                                                                                               AVENUE     WORLDWIDE
                                                             RYDEX VARIABLE                                    VARIABLE   INSURANCE
                                                            TRUST (CONTINUED)      SELIGMAN PORTFOLIOS      SERIES TRUST    TRUST
                                                            -----------------  ---------------------------  ------------  ----------
                                                                               COMMUNICATIONS
                                                                                     AND          GLOBAL                   ABSOLUTE
                                                                UTILITIES       INFORMATION     TECHNOLOGY      VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $             700  $      (35,144) $   (17,916) $     35,531  $  (8,136)
   Net realized gain (loss) on investments in
      portfolio shares ...................................            219,068         431,499       99,614       619,491     37,288
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................           (154,678)        (78,725)      83,980      (929,806)   (16,150)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................             65,090         317,630      165,678      (274,784)    13,002
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...                593          10,801        4,183       128,623      6,179
   Contract redemptions ..................................           (282,706)       (486,598)    (286,803)     (844,162)  (163,756)
   Net transfers (including mortality transfers) .........            (64,647)       (282,004)     199,291       368,128    253,785
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................           (346,760)       (757,801)     (83,329)     (347,411)    96,208
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........           (281,670)       (440,171)      82,349     (622,195)    109,210
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................          1,173,533       2,650,658    1,181,079     4,642,733    835,036
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................  $         891,863  $    2,210,487  $ 1,263,428  $  4,020,538  $ 944,246
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                            WELLS FARGO
                    VAN ECK                                  ADVANTAGE
       WORLDWIDE INSURANCE TRUST (CONTINUED)                  VT FUNDS           INTEREST ADJUSTMENT ACCOUNTS
---------------------------------------------------  --------------------------  -----------------------------
               EMERGING       HARD         REAL                                                                  COMBINED
   BOND        MARKETS       ASSETS       ESTATE       DISCOVERY    OPPORTUNITY     1 YEAR         5 YEAR          TOTAL
-------------------------------------------------------------------------------------------------------------- -------------
$   156,341  $     52,746  $     4,188  $    30,474  $         --  $     44,273  $          --  $          --  $   6,068,459

     41,995       133,611       53,130       39,486        99,411        94,370             --             --      4,876,760
      5,039        16,034        6,376        4,739        11,929        11,324             --             --        585,214
-------------------------------------------------------------------------------------------------------------- -------------
     47,034       149,645       59,506       44,225       111,340       105,694             --             --      5,461,974
-------------------------------------------------------------------------------------------------------------- -------------
    109,307       (96,899)     (55,318)     (13,751)     (111,340)      (61,421)            --             --        606,485
-------------------------------------------------------------------------------------------------------------- -------------

   (103,663)    2,199,995      440,554       64,405       768,708       827,833             --             --     30,024,053

         --       821,958      121,252          743            --       135,112             --             --      5,277,444

         --     1,261,508      287,264      292,848            --       902,397             --             --     11,679,374
-------------------------------------------------------------------------------------------------------------- -------------
   (103,663)    4,283,461      849,070      357,996       768,708     1,865,342             --             --     46,980,871
-------------------------------------------------------------------------------------------------------------- -------------

    320,235      (921,006)     634,293     (399,937)      820,030    (1,370,860)            --             --    (13,786,758)
-------------------------------------------------------------------------------------------------------------- -------------
$   325,879  $  3,265,556  $ 1,428,045  $   (55,692) $  1,477,398  $    433,061  $          --  $          --  $  33,800,598
============================================================================================================== =============

=============================================================================================================================
                                                            WELLS FARGO
                    VAN ECK                                  ADVANTAGE
       WORLDWIDE INSURANCE TRUST (CONTINUED)                  VT FUNDS           INTEREST ADJUSTMENT ACCOUNTS
---------------------------------------------------  --------------------------  -----------------------------
               EMERGING       HARD         REAL                                                                  COMBINED
   BOND         MARKETS      ASSETS       ESTATE       DISCOVERY    OPPORTUNITY      1 YEAR        5 YEAR          TOTAL
-------------------------------------------------------------------------------------------------------------- -------------
$   109,307  $    (96,899) $   (55,318) $   (13,751) $   (111,340) $    (61,421) $          --  $          --  $     606,485
   (103,663)    4,283,461      849,070      357,996       768,708     1,865,342             --             --     46,980,871

    320,235      (921,006)     634,293     (399,937)      820,030    (1,370,860)            --             --    (13,786,758)
-------------------------------------------------------------------------------------------------------------- -------------
    325,879     3,265,556    1,428,045      (55,692)    1,477,398       433,061             --             --     33,800,598
-------------------------------------------------------------------------------------------------------------- -------------

      2,651        30,328        6,893      116,700        52,423        32,405             --             --      1,820,942
   (723,727)   (2,641,751)    (784,284)    (308,421)   (1,496,377)   (1,353,517)      (317,675)           (60)   (96,547,788)
  2,017,571    (1,639,926)   1,645,484      413,661       (10,690)   (1,586,939)       129,998         14,435     (1,316,239)
-------------------------------------------------------------------------------------------------------------- -------------

  1,296,495    (4,251,349)     868,093      221,940    (1,454,644)   (2,908,051)      (187,677)        14,375    (96,043,085)
-------------------------------------------------------------------------------------------------------------- -------------
  1,622,374      (985,793)   2,296,138      166,248        22,754    (2,474,990)      (187,677)        14,375    (62,242,487)
-------------------------------------------------------------------------------------------------------------- -------------
  2,548,907    11,269,215    3,155,374    2,710,074     7,696,764     8,907,758        972,430        109,950    410,590,783
-------------------------------------------------------------------------------------------------------------- -------------
$ 4,171,281  $ 10,283,422  $ 5,451,512  $ 2,876,322  $  7,719,518  $  6,432,768  $     784,753  $     124,325  $ 348,348,296
============================================================================================================== =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                        ----------------------------------------------------------------------------
                                                                                               FIXED      GOVERNMENT       HIGH
                                                            BALANCED           EQUITY         INCOME      SECURITIES     YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................  $         258,361  $       70,367  $    432,489  $    235,087  $    131,643
Expenses:
   Mortality and expense risk fees ...................            162,832         156,625       105,454        69,521        24,712
   Administrative fees ...............................             35,398          34,048        22,925        15,114         5,373
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................            198,230         190,673       128,379        84,635        30,085
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............             60,131        (120,306)      304,110       150,452       101,558
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................            584,834       1,677,892      (101,676)     (121,392)     (473,336)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .........................................                 --              --            --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........                 --       1,527,161            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................            584,834       3,205,053      (101,676)     (121,392)     (473,336)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................            881,906      (1,400,439)       39,734        75,999       400,290
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .......................  $       1,526,871  $    1,684,308  $    242,168  $    105,059  $     28,512
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                        ----------------------------------------------------------------------------
                                                                                              FIXED       GOVERNMENT       HIGH
                                                            BALANCED           EQUITY         INCOME      SECURITIES     YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $          60,131  $     (120,306) $    304,110  $    150,452  $    101,558
   Net realized gain (loss) on investments in
      portfolio shares ...............................            584,834       3,205,053      (101,676)     (121,392)     (473,336)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................            881,906      (1,400,439)       39,734        75,999       400,290
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...............................          1,526,871       1,684,308       242,168       105,059        28,512
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................            179,643          67,170        21,844        12,314         6,135
   Contract redemptions ..............................         (2,365,377)     (2,527,926)   (2,343,962)   (1,373,129)     (508,204)
   Net transfers (including mortality transfers) .....           (740,643)     (1,273,410)     (688,397)     (569,591)   (3,516,176)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............         (2,926,377)     (3,734,166)   (3,010,515)   (1,930,406)   (4,018,245)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....         (1,399,506)     (2,049,858)   (2,768,347)   (1,825,347)   (3,989,733)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................         15,013,419      14,824,971    10,446,918     7,267,247     3,989,733
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............  $      13,613,913  $   12,775,113  $  7,678,571  $  5,441,900  $         --
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through Dec 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d)    Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
   40|86
SERIES TRUST
(CONTINUED)                                         AIM VARIABLE INSURANCE FUNDS
------------  ---------------------------------------------------------------------------------------------------------
                                                                                  GLOBAL
   MONEY                       CORE         CORE       FINANCIAL     GLOBAL         REAL          HIGH       MID CAP
   MARKET     BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES    HEALTH CARE   ESTATE (d)      YIELD     CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------
$    720,632  $       827  $    11,030  $     21,887  $    9,973  $         --  $     59,231  $   232,340  $     4,211

     184,350        8,635       14,989         7,773       7,358        23,881        60,590       29,394        6,477
      40,075        1,877        3,259         1,690       1,599         5,191        13,172        6,390        1,408
-----------------------------------------------------------------------------------------------------------------------
     224,425       10,512       18,248         9,463       8,957        29,072        73,762       35,784        7,885
-----------------------------------------------------------------------------------------------------------------------
     496,207       (9,685)      (7,218)       12,424       1,016       (29,072)      (14,531)     196,556       (3,674)
-----------------------------------------------------------------------------------------------------------------------

          --       55,013       10,947       340,023      45,975       266,348     1,008,514       37,173       15,684

          --        1,812           --            --          --            --        29,124           --        7,489

          --       26,941           --            --       3,852            --       175,432           --       52,638
-----------------------------------------------------------------------------------------------------------------------
          --       83,766       10,947       340,023      49,827       266,348     1,213,070       37,173       75,811
-----------------------------------------------------------------------------------------------------------------------

          --       (7,880)     150,485      (229,130)     39,312      (190,902)      651,625        1,823      (24,489)
-----------------------------------------------------------------------------------------------------------------------
$    496,207  $    66,201  $   154,214  $    123,317  $   90,155  $     46,374  $  1,850,164  $   235,552  $    47,648
=======================================================================================================================

=======================================================================================================================
   40|86
SERIES TRUST
(CONTINUED)                                         AIM VARIABLE INSURANCE FUNDS
------------  ---------------------------------------------------------------------------------------------------------
                                                                                   GLOBAL
   MONEY                       CORE         CORE       FINANCIAL     GLOBAL         REAL         HIGH        MID CAP
   MARKET     BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES    HEALTH CARE   ESTATE (d)      YIELD     CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------
$    496,207  $    (9,685) $    (7,218) $     12,424  $    1,016  $    (29,072) $    (14,531) $   196,556  $    (3,674)
          --       83,766       10,947       340,023      49,827       266,348     1,213,070       37,173       75,811

          --       (7,880)     150,485      (229,130)     39,312      (190,902)      651,625        1,823      (24,489)
-----------------------------------------------------------------------------------------------------------------------
     496,207       66,201      154,214       123,317      90,155        46,374     1,850,164      235,552       47,648
-----------------------------------------------------------------------------------------------------------------------

     168,156          560        5,106         1,995       1,926         3,280        14,494        1,984           48
  (6,330,666)     (72,435)    (257,262)     (172,391)    (63,719)     (447,392)     (762,421)    (506,680)     (34,054)
     367,072     (166,903)   2,095,208    (2,007,466)   (102,978)   (1,280,239)       30,615      342,611       (3,419)
-----------------------------------------------------------------------------------------------------------------------

  (5,795,438)    (238,778)   1,843,052    (2,177,862)   (164,771)   (1,724,351)     (717,312)    (162,085)     (37,425)
-----------------------------------------------------------------------------------------------------------------------
  (5,299,231)    (172,577)   1,997,266    (2,054,545)    (74,616)   (1,677,977)    1,132,852       73,467       10,223
-----------------------------------------------------------------------------------------------------------------------
  16,863,651      838,067           --     2,054,545     689,148     2,650,449     5,077,130    2,880,032      543,337
-----------------------------------------------------------------------------------------------------------------------
$ 11,564,420  $   665,490  $ 1,997,266  $         --  $  614,532  $    972,472  $  6,209,982  $ 2,953,499  $   553,560
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                   AIM
                                                                 VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                   THE ALGER AMERICAN FUND
                                                             ---------------  ------------------------------------------------------
                                                                                            LEVERAGED      MIDCAP         SMALL
                                                                TECHNOLOGY       GROWTH       ALLCAP       GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $            --  $    17,680  $        --  $        --  $           --
Expenses:
   Mortality and expense risk fees ........................            4,544      158,969      175,782      162,415          76,750
   Administrative fees ....................................              987       34,558       38,214       35,308          16,685
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................            5,531      193,527      213,996      197,723          93,435
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................           (5,531)    (175,847)    (213,996)    (197,723)        (93,435)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................           19,441     (451,423)   1,148,878      782,691         958,674
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................               --           --           --    1,463,491              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................               --           --           --      545,859              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
          portfolio shares ................................           19,441     (451,423)   1,148,878    2,792,041         958,674
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................           21,276    1,034,464    1,554,958   (1,428,641)        182,956
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................  $        35,186  $   407,194  $ 2,489,840  $ 1,165,677  $    1,048,195
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                   AIM
                                                                 VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                   THE ALGER AMERICAN FUND
                                                             ---------------  ------------------------------------------------------
                                                                                            LEVERAGED      MIDCAP        SMALL
                                                                TECHNOLOGY       GROWTH      ALLCAP        GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $        (5,531) $  (175,847) $  (213,996) $  (197,723) $      (93,435)
   Net realized gain (loss) on investments in
     portfolio shares .....................................           19,441     (451,423)   1,148,878    2,792,041         958,674
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....           21,276    1,034,464    1,554,958   (1,428,641)        182,956
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations ......................................           35,186      407,194    2,489,840    1,165,677       1,048,195
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....            6,430       31,456       72,924       34,363          17,615
   Contract redemptions ...................................          (46,980)  (2,472,931)  (2,684,457)  (2,278,242)     (1,208,842)
   Net transfers (including mortality transfers) ..........           35,578   (1,308,251)    (599,066)  (2,360,359)        (77,648)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          contract owners' transactions ...................           (4,972)  (3,749,726)  (3,210,599)  (4,604,238)     (1,268,875)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........           30,214   (3,342,532)    (720,759)  (3,438,561)       (220,680)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          419,920   15,760,104   16,262,696   16,343,584       6,633,319
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ....................  $       450,134  $12,417,572  $15,541,937  $12,905,023  $    6,412,639
====================================================================================================================================

a) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
 ALLIANCE
 VARIABLE                                                                        DIREXION       DREYFUS
 PRODUCTS                                                                        INSURANCE     INVESTMENT
  SERIES                  AMERICAN CENTURY VARIABLE PORTFOLIOS                   TRUST (a)     PORTFOLIOS
----------  ----------------------------------------------------------------  --------------  -----------
                                                                                                             DREYFUS
                                                                                                             SOCIALLY
GROWTH AND               INCOME &     INFLATION                                 DYNAMIC VP     SMALL CAP   RESPONSIBLE
  INCOME     BALANCED     GROWTH     PROTECTION  INTERNATIONAL      VALUE     HIGH YIELD (a)  STOCK INDEX     GROWTH
---------------------------------------------------------------------------------------------------------------------
$   11,818  $   16,389  $   133,823  $    6,833  $      93,609  $    199,742  $        1,812  $     1,174  $     4,542

     9,816       7,074       82,767       1,918         68,513       163,148             391        2,262       44,560
     2,134       1,537       17,993         417         14,894        35,467              85          492        9,687
-----------------------------------------------------------------------------------------------------------------------
    11,950       8,611      100,760       2,335         83,407       198,615             476        2,754       54,247
-----------------------------------------------------------------------------------------------------------------------
      (132)      7,778       33,063       4,498         10,202         1,127           1,336       (1,580)     (49,705)
-----------------------------------------------------------------------------------------------------------------------

    17,031     (67,436)     454,923      (6,502)       587,233       857,274           3,468        8,683     (404,795)

        --       9,847           --          --             --       659,233              --        1,140           --

    42,968      45,086           --          --             --       600,768              --        5,518           --
-----------------------------------------------------------------------------------------------------------------------
    59,999     (12,503)     454,923      (6,502)       587,233     2,117,275           3,468       15,341     (404,795)
-----------------------------------------------------------------------------------------------------------------------

    69,910      25,837      563,267       2,211        654,339       116,712              --       15,648      722,933
-----------------------------------------------------------------------------------------------------------------------
$  129,777  $   21,112  $ 1,051,253  $      207  $   1,251,774  $  2,235,114  $        4,804  $    29,409  $   268,433
=======================================================================================================================

=======================================================================================================================
 ALLIANCE
 VARIABLE                                                                        DIREXION       DREYFUS
 PRODUCTS                                                                        INSURANCE     INVESTMENT
  SERIES                  AMERICAN CENTURY VARIABLE PORTFOLIOS                   TRUST (a)     PORTFOLIOS
----------  ----------------------------------------------------------------  --------------  -----------
                                                                                                             DREYFUS
                                                                                                             SOCIALLY
GROWTH AND                INCOME &    INFLATION                                 DYNAMIC VP     SMALL CAP   RESPONSIBLE
  INCOME     BALANCED      GROWTH    PROTECTION  INTERNATIONAL      VALUE     HIGH YIELD (a)  STOCK INDEX     GROWTH
-----------------------------------------------------------------------------------------------------------------------
$     (132) $    7,778  $    33,063  $    4,498  $      10,202  $      1,127  $        1,336  $    (1,580) $   (49,705)
    59,999     (12,503)     454,923      (6,502)       587,233     2,117,275           3,468       15,341     (404,795)

    69,910      25,837      563,267       2,211        654,339       116,712              --       15,648      722,933
-----------------------------------------------------------------------------------------------------------------------
   129,777      21,112    1,051,253         207      1,251,774     2,235,114           4,804       29,409      268,433
-----------------------------------------------------------------------------------------------------------------------

       433       3,499       37,228         126         27,227        37,838              (3)          76       16,314
   (69,273)    (47,514)    (924,037)    (20,917)      (712,739)   (1,902,735)         (2,179)      (7,184)    (585,746)
    63,146     213,114     (544,671)     40,156        395,708    (2,398,334)         (2,622)     112,898     (200,871)
-----------------------------------------------------------------------------------------------------------------------

    (5,694)    169,099   (1,431,480)     19,365       (289,804)   (4,263,231)         (4,804)     105,790     (770,303)
-----------------------------------------------------------------------------------------------------------------------
   124,083     190,211     (380,227)     19,572        961,970    (2,028,117)             --      135,199     (501,870)
-----------------------------------------------------------------------------------------------------------------------
   822,153     236,189    7,664,656     112,934      5,458,831    15,989,767              --       41,991    4,104,221
-----------------------------------------------------------------------------------------------------------------------
$  946,236  $  426,400  $ 7,284,429  $  132,506  $   6,420,801  $ 13,961,650  $           --  $   177,190  $ 3,602,351
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================
                                                                                DREYFUS VARIABLE
                                                                                INVESTMENT FUNDS       FEDERATED INSURANCE SERIES
                                                                           --------------------------  ---------------------------
                                                                DREYFUS                                                  HIGH
                                                                 STOCK     DISCIPLINED  INTERNATIONAL    CAPITAL        INCOME
                                                                 INDEX        STOCK         VALUE       INCOME II       BOND II
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $   429,266  $    19,225  $     126,138  $    125,985  $    658,861
Expenses:
   Mortality and expense risk fees ........................       303,904       23,667        103,461        26,300        90,215
   Administrative fees ....................................        66,066        5,145         22,491         5,718        19,612
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................       369,970       28,812        125,952        32,018       109,827
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................        59,296       (9,587)           186        93,967       549,034
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................     1,186,853      181,418        696,058       194,247       (72,580)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................            --           --        182,432            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................            --           --        530,285            --            --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................     1,186,853      181,418      1,408,775       194,247       (72,580)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................     2,134,376       91,924        276,956        23,595       228,822
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................   $ 3,380,525  $   263,755  $   1,685,917  $    311,809  $    705,276
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================
                                                                                DREYFUS VARIABLE
                                                                                INVESTMENT FUNDS       FEDERATED INSURANCE SERIES
                                                                           --------------------------  ---------------------------
                                                                DREYFUS                                                  HIGH
                                                                 STOCK     DISCIPLINED  INTERNATIONAL    CAPITAL        INCOME
                                                                 INDEX        STOCK         VALUE       INCOME II       BOND II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    59,296  $    (9,587) $         186  $     93,967  $    549,034
   Net realized gain (loss) on investments in
      portfolio shares ....................................     1,186,853      181,418      1,408,775       194,247       (72,580)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....     2,134,376       91,924        276,956        23,595       228,822
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................     3,380,525      263,755      1,685,917       311,809       705,276
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        75,654       11,865         18,509         5,959         5,948
   Contract redemptions ...................................    (4,390,025)    (495,786)    (1,492,721)     (336,066)   (1,080,275)
   Net transfers (including mortality transfers) ..........    (1,871,286)    (106,727)       237,059       461,900       480,249
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ....................    (6,185,657)    (590,648)    (1,237,153)      131,793      (594,078)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............    (2,805,132)    (326,893)       448,764       443,602       111,198
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................    28,011,143    2,227,584      8,867,213     2,100,399     7,760,625
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $25,206,011  $ 1,900,691  $   9,315,977  $  2,544,001  $  7,871,823
==================================================================================================================================

a)    Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
  FEDERATED
  INSURANCE
    SERIES
 (CONTINUED)                          JANUS ASPEN SERIES                                 LAZARD RETIREMENT SERIES PORTFOLIOS
-------------  ---------------------------------------------------------------------  -----------------------------------------
                                                                                                        US
INTERNATIONAL   GROWTH AND   INTERNATIONAL    LARGE CAP      MID CAP      WORLDWIDE     EMERGING    STRATEGIC    INTERNATIONAL
  EQUITY II       INCOME         GROWTH         GROWTH        GROWTH        GROWTH      MARKETS     EQUITY (a)       EQUITY
-------------------------------------------------------------------------------------------------------------------------------
$       7,699  $    109,901  $     114,400  $     84,976  $         --  $    225,036  $     13,315  $     9,558  $       5,338

       45,032        75,319         63,975       205,930       178,957       150,433        37,098       17,998          4,878
        9,789        16,374         13,908        44,767        38,904        32,703         8,064        3,912          1,060
-------------------------------------------------------------------------------------------------------------------------------
       54,821        91,693         77,883       250,697       217,861       183,136        45,162       21,910          5,938
-------------------------------------------------------------------------------------------------------------------------------
      (47,122)       18,208         36,517      (165,721)     (217,861)       41,900       (31,847)     (12,352)          (600)
-------------------------------------------------------------------------------------------------------------------------------

      417,226       897,149        908,805       364,104       647,952    (1,064,324)      687,024      294,013        (12,696)

           --            --             --            --            --            --        70,619           --          6,433

           --            --             --            --            --            --       104,082           --         15,777
-------------------------------------------------------------------------------------------------------------------------------
      417,226       897,149        908,805       364,104       647,952    (1,064,324)      861,725      294,013          9,514
-------------------------------------------------------------------------------------------------------------------------------

      250,270      (486,469)     1,005,232     1,463,084     1,308,795     2,997,275      (131,475)     (62,165)        19,814
-------------------------------------------------------------------------------------------------------------------------------
$     620,374  $    428,888  $   1,950,554  $  1,661,467  $  1,738,886  $  1,974,851  $    698,403  $   219,496  $      28,728
===============================================================================================================================

===============================================================================================================================
  FEDERATED
  INSURANCE
    SERIES
 (CONTINUED)                             JANUS ASPEN SERIES                              LAZARD RETIREMENT SERIES PORTFOLIOS
-------------  ---------------------------------------------------------------------  -----------------------------------------
                                                                                                        US
INTERNATIONAL   GROWTH AND   INTERNATIONAL    LARGE CAP      MID CAP      WORLDWIDE     EMERGING    STRATEGIC    INTERNATIONAL
  EQUITY II       INCOME        GROWTH         GROWTH        GROWTH        GROWTH        MARKETS     EQUITY (a)      EQUITY
-------------------------------------------------------------------------------------------------------------------------------
$     (47,122) $     18,208  $      36,517  $   (165,721) $   (217,861) $     41,900  $    (31,847) $   (12,352) $        (600)
      417,226       897,149        908,805       364,104       647,952    (1,064,324)      861,725      294,013          9,514

      250,270      (486,469)     1,005,232     1,463,084     1,308,795     2,997,275      (131,475)     (62,165)        19,814
-------------------------------------------------------------------------------------------------------------------------------
      620,374       428,888      1,950,554     1,661,467     1,738,886     1,974,851       698,403      219,496         28,728
-------------------------------------------------------------------------------------------------------------------------------

        4,803        34,195         14,285        81,191       111,005        59,471         4,734        1,219             50
     (710,495)     (982,725)    (1,007,535)   (2,966,904)   (2,205,597)   (2,300,907)     (366,348)    (350,151)       (53,383)
      (54,565)     (348,329)     2,494,355      (333,347)   (1,043,898)     (873,912)     (607,360)     118,032        372,928
-------------------------------------------------------------------------------------------------------------------------------

     (760,257)   (1,296,859)     1,501,105    (3,219,060)   (3,138,490)   (3,115,348)     (968,974)    (230,900)       319,595
-------------------------------------------------------------------------------------------------------------------------------
     (139,883)     (867,971)     3,451,659    (1,557,593)   (1,399,604)   (1,140,497)     (270,571)     (11,404)       348,323
-------------------------------------------------------------------------------------------------------------------------------
    3,961,248     6,989,042      3,595,658    19,061,081    16,554,998    14,171,156     3,618,419    1,549,932        198,972
-------------------------------------------------------------------------------------------------------------------------------
$   3,821,365  $  6,121,071  $   7,047,317  $ 17,503,488  $ 15,155,394  $ 13,030,659  $  3,347,848  $ 1,538,528  $     547,295
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                           LAZARD
                                                                         RETIREMENT
                                                                           SERIES
                                                                          PORTFOLIO
                                                                         (CONTINUED)    LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                        ------------  ----------------------------------------------
                                                                                                                GLOBAL
                                                                                      AGGRESSIVE              HIGH YIELD   LARGE CAP
                                                                          SMALL CAP     GROWTH      ALL CAP    BOND (b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $         --  $       --    $   906   $   11,498   $     --
Expenses:
   Mortality and expense risk fees ...................................        93,006         465        480        2,537        902
   Administrative fees ...............................................        20,219         101        104          551        196
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................................       113,225         566        584        3,088      1,098
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................      (113,225)       (566)       322        8,410     (1,098)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................       733,035      (1,851)     3,397        5,824     12,204
   Net realized short-term capital gain distributions from
     investments in portfolio shares .................................       305,330          --        183           --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .................................       324,652          --      2,225        1,150         --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     1,363,017      (1,851)     5,805        6,974     12,204
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      (143,496)      2,137        926        3,830     (2,332)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $  1,106,296  $     (280)   $ 7,053   $   19,214   $  8,774
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                           LAZARD
                                                                         RETIREMENT
                                                                           SERIES
                                                                          PORTFOLIO
                                                                         (CONTINUED)    LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                        ------------  ----------------------------------------------
                                                                                                                GLOBAL
                                                                                      AGGRESSIVE              HIGH YIELD   LARGE CAP
                                                                          SMALL CAP     GROWTH      ALL CAP    BOND (b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (113,225) $     (566)  $    322   $    8,410   $ (1,098)
   Net realized gain (loss) on investments in portfolio shares .......     1,363,017      (1,851)     5,805        6,974     12,204
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .................................      (143,496)      2,137        926        3,830     (2,332)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........     1,106,296        (280)     7,053       19,214      8,774
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        32,046          66         --           --       (420)
   Contract redemptions ..............................................      (977,420)       (504)      (242)     (31,603)    (4,700)
   Net transfers (including mortality transfers) .....................      (914,282)     47,225     21,976      115,510    (23,794)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ........................................    (1,859,656)     46,787     21,734       83,907    (28,914)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................      (753,360)     46,507     28,787      103,121    (20,140)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     8,428,084         766     42,614       98,045     74,723
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $  7,674,724  $   47,273   $ 71,401   $  201,166   $ 54,583
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                          LEGG MASON
                           PARTNERS
 LEGG MASON PARTNERS      INVESTMENT                                                     NEUBERGER BERMAN
VARIABLE PORTFOLIO (a)    SERIES (a)   LORD ABBETT SERIES FUND                     ADVISERS MANAGEMENT TRUST
-----------------------   ----------   -----------------------   -----------------------------------------------------------
                                                                             LEHMAN BROTHERS   LEHMAN BROTHERS
STRATEGIC       TOTAL                  AMERICA'S    GROWTH AND                 HIGH INCOME      SHORT DURATION     MIDCAP
   BOND        RETURN     GOVERNMENT     VALUE        INCOME      FASCIANO       BOND (c)          BOND (d)        GROWTH
----------------------------------------------------------------------------------------------------------------------------
$   79,660   $      885   $      340   $  25,629   $   225,811   $      --   $         1,234   $       161,549   $       --

    20,761          466          438      11,734       207,859       2,758               414            64,493       10,698
     4,513          101           95       2,551        45,187         599                90            14,020        2,326
----------------------------------------------------------------------------------------------------------------------------
    25,274          567          533      14,285       253,046       3,357               504            78,513       13,024
----------------------------------------------------------------------------------------------------------------------------
    54,386          318         (193)     11,344      (27,235)      (3,357)              730            83,036      (13,024)
----------------------------------------------------------------------------------------------------------------------------

   (58,675)       1,737         (161)     47,654     1,199,936      10,002               973          (120,853)     127,871

        --           --           --       6,959        22,743          --                --                --           --

     1,881          773           --      14,406       582,362       4,799                --                --           --
----------------------------------------------------------------------------------------------------------------------------
   (56,794)       2,510         (161)     69,019     1,805,041      14,801               973          (120,853)     127,871
----------------------------------------------------------------------------------------------------------------------------

    62,645        2,107          156      45,290       869,895     (15,585)              519           185,136      (13,984)
----------------------------------------------------------------------------------------------------------------------------
$   60,237   $    4,935   $     (198)  $ 125,653   $ 2,647,701   $  (4,141)  $         2,222   $       147,319   $  100,863
============================================================================================================================

============================================================================================================================
                          LEGG MASON
                           PARTNERS
  LEGG MASON PARTNERS     INVESTMENT                                                   NEUBERGER BERMAN
VARIABLE PORTFOLIO (a)    SERIES (a)    LORD ABBETT SERIES FUND                    ADVISERS MANAGEMENT TRUST
-----------------------   ----------   ------------------------   ----------------------------------------------------------
                                                                             LEHMAN BROTHERS   LEHMAN BROTHERS
STRATEGIC       TOTAL                   AMERICA'S    GROWTH AND                HIGH INCOME      SHORT DURATION     MIDCAP
  BOND         RETURN     GOVERNMENT      VALUE        INCOME     FASCIANO       BOND (c)          BOND (d)        GROWTH
----------------------------------------------------------------------------------------------------------------------------
$   54,386   $      318   $     (193)  $   11,344   $   (27,235)  $ (3,357)  $           730   $        83,036   $  (13,024)
   (56,794)       2,510         (161)      69,019     1,805,041     14,801               973          (120,853)     127,871

    62,645        2,107          156       45,290       869,895    (15,585)              519           185,136      (13,984)
----------------------------------------------------------------------------------------------------------------------------
    60,237        4,935         (198)     125,653     2,647,701     (4,141)            2,222           147,319      100,863
----------------------------------------------------------------------------------------------------------------------------

    13,048           --           --          362        33,058        274                --             6,446        2,535
  (285,058)      (1,023)     (14,019)    (139,055)   (2,733,056)    (5,725)           (6,778)       (1,149,744)     (69,653)
   357,084        3,950     (221,080)     158,549         2,918     (5,243)           30,050          (558,318)     315,451
----------------------------------------------------------------------------------------------------------------------------

    85,074        2,927     (235,099)      19,856    (2,697,080)   (10,694)           23,272        (1,701,616)     248,333
----------------------------------------------------------------------------------------------------------------------------
   145,311        7,862     (235,297)     145,509       (49,379)   (14,835)           25,494        (1,554,297)     349,196
----------------------------------------------------------------------------------------------------------------------------
 1,331,967       35,545      243,722    1,001,774    18,008,088    225,720            17,018         6,486,580      823,876
----------------------------------------------------------------------------------------------------------------------------
$1,477,278   $   43,407   $    8,425   $1,147,283   $17,958,709   $210,885   $        42,512   $     4,932,283   $1,173,072
============================================================================================================================

c)    Formerly High Income Bond prior to its name change effective May 1, 2007.

d) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                    NEUBERGER BERMAN ADVISERS
                                                                   MANAGEMENT TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                               ------------------------------------   ------------------------------
                                                                                                                     COMMODITYREAL-
                                                                                          SOCIALLY        ALL            RETURN
                                                                 PARTNERS      REGENCY   RESPONSIVE    ASSET (a)      STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $     31,649  $    8,967  $      572   $       85   $         4,727
Expenses:
   Mortality and expense risk fees ..........................        56,930      29,570       3,648           22               894
   Administrative fees ......................................        12,377       6,428         792            5               194
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................        69,307      35,998       4,440           27             1,088
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................       (37,658)    (27,031)     (3,868)          58             3,639
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ....................................       534,609      53,602      16,378          170            (5,953)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................        52,166      14,661         146            2               461
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................       435,304     109,654       3,918            5                13
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ................................     1,022,079     177,917      20,442          177            (5,479)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................      (513,669)    (12,429)      3,292          (25)           (9,166)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................  $    470,752  $  138,457  $   19,866   $      210   $       (11,006)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                    NEUBERGER BERMAN ADVISERS
                                                                   MANAGEMENT TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                               ------------------------------------   ------------------------------
                                                                                                                     COMMODITYREAL-
                                                                                          SOCIALLY        ALL            RETURN
                                                                 PARTNERS      REGENCY   RESPONSIVE    ASSET (a)      STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $    (37,658) $  (27,031) $   (3,868)  $       58   $        3,639
   Net realized gain (loss) on investments in portfolio
     shares .................................................     1,022,079     177,917      20,442          177           (5,479)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .....................      (513,669)    (12,429)      3,292          (25)          (9,166)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations        470,752     138,457      19,866          210          (11,006)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......        17,504       9,894       3,128           --              106
   Contract redemptions .....................................      (725,260)   (365,292)    (71,494)     (10,074)             (93)
   Net transfers (including mortality transfers) ............      (703,759)    520,073       1,030       12,359          130,939
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ...............................    (1,411,515)    164,675     (67,336)       2,285          130,952
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............      (940,763)    303,132     (47,470)       2,495          119,946
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................     5,600,242   1,795,831     223,479           --               --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ........................  $  4,659,479  $2,098,963  $  176,009   $    2,495   $      119,946
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                      FOREIGN                                               REALESTATE-
    EMERGING       BOND US DOLLAR    GLOBAL BOND     HIGH         MONEY      REALRETURN       REAL       SHORT-       STOCKPLUS
MARKETS BOND (a)     HEDGED (a)     UNHEDGED (a)   YIELD (a)     MARKET     STRATEGY (a)     RETURN       TERM     TOTAL RETURN (a)
------------------------------------------------------------------------------------------------------------------------------------
$            728   $          306   $        974   $   3,277   $   89,220   $     11,357   $  114,215   $ 28,614   $            407

             154              101            324         556       21,655            927       31,514      7,679                141
              34               22             70         121        4,708            202        6,851      1,669                 31
------------------------------------------------------------------------------------------------------------------------------------
             188              123            394         677       26,363          1,129       38,365      9,348                172
------------------------------------------------------------------------------------------------------------------------------------
             540              183            580       2,600       62,857         10,228       75,850     19,266                235
------------------------------------------------------------------------------------------------------------------------------------

              94                2            (75)        (95)          --          2,894     (110,960)    (2,072)                14

             243              152             --          --           --             --       52,989         --                158

              24               34             --          --           --             --           --         --                196
------------------------------------------------------------------------------------------------------------------------------------
             361              188            (75)        (95)          --          2,894      (57,971)    (2,072)               368
------------------------------------------------------------------------------------------------------------------------------------

             620              (99)           (25)      2,223           --          2,252      (45,957)     2,276              1,970
------------------------------------------------------------------------------------------------------------------------------------
$          1,521   $          272   $        480   $   4,728   $   62,857   $     15,374   $  (28,078)  $ 19,470   $          2,573
====================================================================================================================================

====================================================================================================================================
                                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                      FOREIGN                                               REALESTATE-
    EMERGING       BOND US DOLLAR    GLOBAL BOND      HIGH        MONEY      REALRETURN        REAL       SHORT-       STOCKPLUS
MARKETS BOND (a)     HEDGED (a)     UNHEDGED (a)   YIELD (a)     MARKET     STRATEGY (a)      RETURN       TERM     TOTAL RETURN (a)
------------------------------------------------------------------------------------------------------------------------------------
$            540   $          183   $        580   $   2,600   $   62,857   $     10,228   $    75,850   $  19,266  $           235
             361              188            (75)        (95)          --          2,894       (57,971)     (2,072)             368

             620              (99)           (25)      2,223           --          2,252       (45,957)      2,276            1,970
------------------------------------------------------------------------------------------------------------------------------------
           1,521              272            480       4,728       62,857         15,374       (28,078)     19,470            2,573
------------------------------------------------------------------------------------------------------------------------------------

              --               --             --          --       72,563             24         6,759       1,452               --
            (174)              --         (1,355)     (1,933)    (365,581)        (8,820)     (479,901)   (285,238)              --
          18,519           14,637         52,967      74,786    2,211,471        301,071    (1,069,814)     88,160           45,519
------------------------------------------------------------------------------------------------------------------------------------

          18,345           14,637         51,612      72,853    1,918,453        292,275    (1,542,956)   (195,626)          45,519
------------------------------------------------------------------------------------------------------------------------------------
          19,866           14,909         52,092      77,581    1,981,310        307,649    (1,571,034)   (176,156)          48,092
------------------------------------------------------------------------------------------------------------------------------------
              --               --             --          --      943,916             --     3,509,277     655,569               --
------------------------------------------------------------------------------------------------------------------------------------
$         19,866   $       14,909   $     52,092   $  77,581   $2,925,226   $    307,649   $ 1,938,243   $ 479,413  $        48,092
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                          PIMCO
                                                                        VARIABLE
                                                                        INSURANCE
                                                                          TRUST
                                                                       (CONTINUED)           PIONEER VARIABLE CONTRACTS TRUST
                                                                       -----------   -----------------------------------------------
                                                                          TOTAL        CORE      EQUITY
                                                                         RETURN        BOND      INCOME     EUROPE (a)      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........   $   124,508   $ 2,338   $   89,487   $    4,847   $   28,878
Expenses:
   Mortality and expense risk fees .................................        32,134       616       41,922        2,536       30,199
   Administrative fees .............................................         6,986       134        9,114          551        6,566
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................................        39,120       750       51,036        3,087       36,765
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................        85,388     1,588       38,451        1,760       (7,887)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .............................................       (83,195)      (18)     295,506       59,982      201,420
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................        20,136        --           --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................            --        --       44,701           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..       (63,059)      (18)     340,207       59,982      201,420
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................        40,532       348      375,741       (4,667)     177,358
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....   $    62,861   $ 1,918   $  754,399   $   57,075   $  370,891
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                          PIMCO
                                                                        VARIABLE
                                                                        INSURANCE
                                                                          TRUST
                                                                       (CONTINUED)           PIONEER VARIABLE CONTRACTS TRUST
                                                                       -----------   -----------------------------------------------
                                                                          TOTAL        CORE      EQUITY
                                                                         RETURN        BOND      INCOME     EUROPE (a)      FUND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................   $    85,388   $ 1,588   $   38,451   $    1,760   $   (7,887)
   Net realized gain (loss) on investments in portfolio shares .....       (63,059)      (18)     340,207       59,982      201,420
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................        40,532       348      375,741       (4,667)     177,358
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....        62,861     1,918      754,399       57,075      370,891
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............         6,705        --        4,554           16        7,907
   Contract redemptions ............................................      (438,607)       --     (552,257)     (12,569)    (260,611)
   Net transfers (including mortality transfers) ...................     1,186,588    72,639    2,757,364     (160,881)      14,539
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...................................       754,686    72,639    2,209,661     (173,434)    (238,165)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..................       817,547    74,557    2,964,060     (116,359)     132,726
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................     2,854,629     1,737    2,649,738      116,359    2,638,584
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...........................   $ 3,672,176   $76,294   $5,613,798   $       --   $2,771,310
====================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b)    For the period December 15, 2006 (inception of fund) through Dec 31, 2006.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                         ROYCE
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)          CAPITAL FUND                     RYDEX VARIABLE TRUST
----------------------------------------------   -------------------------   --------------------------------------------
  HIGH      INTERNATIONAL    MID CAP    MONEY                                CLS ADVISORONE   CLS ADVISORONE
  YIELD       VALUE (b)       VALUE     MARKET    MICRO-CAP     SMALL-CAP        AMERIGO         CLERMONT       BANKING
-------------------------------------------------------------------------------------------------------------------------
$   9,957   $          --   $      --   $  169   $     4,118   $     2,398   $          115   $          787   $   2,073

    2,239             168       2,519       49        25,731        47,358              599              170         869
      487              37         547       10         5,594        10,295              131               36         189
-------------------------------------------------------------------------------------------------------------------------
    2,726             205       3,066       59        31,325        57,653              730              206       1,058
-------------------------------------------------------------------------------------------------------------------------
    7,231            (205)     (3,066)     110       (27,207)      (55,255)            (615)             581       1,015
-------------------------------------------------------------------------------------------------------------------------

     (670)             --     (31,753)      --       200,906       218,798               31              188       1,468

      420              --      15,293       --        18,755        58,886            1,616              475          --

      460              --      37,909       --       106,687       119,633            9,122            1,135          --
-------------------------------------------------------------------------------------------------------------------------
      210              --      21,449       --       326,348       397,317           10,769            1,798       1,468
-------------------------------------------------------------------------------------------------------------------------

   17,355           2,771       4,186       --        29,680       188,027           (3,847)            (293)      3,013
-------------------------------------------------------------------------------------------------------------------------
$  24,796   $       2,566   $  22,569   $  110   $   328,821   $   530,089   $        6,307   $        2,086   $   5,496
=========================================================================================================================

=========================================================================================================================
                                                         ROYCE
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)          CAPITAL FUND                     RYDEX VARIABLE TRUST
----------------------------------------------   -------------------------   --------------------------------------------
  HIGH      INTERNATIONAL    MID CAP    MONEY                                CLS ADVISORONE   CLS ADVISORONE
  YIELD       VALUE (b)       VALUE     MARKET    MICRO-CAP     SMALL-CAP        AMERIGO         CLERMONT       BANKING
------------------------------------------------------------------------------------------------------------------------
$   7,231   $        (205)  $  (3,066)  $  110   $   (27,207)  $   (55,255)  $         (615)  $          581   $   1,015
      210              --      21,449       --       326,348       397,317           10,769            1,798       1,468

   17,355           2,771       4,186       --        29,680       188,027           (3,847)            (293)      3,013
-------------------------------------------------------------------------------------------------------------------------
   24,796           2,566      22,569      110       328,821       530,089            6,307            2,086       5,496
-------------------------------------------------------------------------------------------------------------------------

      132               6         119       --         5,320         3,992               18                7          48
  (17,715)           (132)    (43,557)      --      (301,226)     (607,879)          (4,057)          (1,023)     (2,831)
  782,507         405,711     114,943     (110)      788,451      (201,172)         155,516           41,296     140,002
-------------------------------------------------------------------------------------------------------------------------

  764,924         405,585      71,505     (110)      492,545      (805,059)         151,477           40,280     137,219
-------------------------------------------------------------------------------------------------------------------------
  789,720         408,151      94,074       --       821,366      (274,970)         157,784           42,366     142,715
-------------------------------------------------------------------------------------------------------------------------
    1,231              --     129,394       --     1,453,311     4,373,095            2,882            3,632      68,740
-------------------------------------------------------------------------------------------------------------------------
$ 790,951   $     408,151   $ 223,468   $   --   $ 2,274,677   $ 4,098,125   $      160,666   $       45,998   $ 211,455
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                   BASIC                     CONSUMER      DOW 2X        OTC 2X
                                                                 MATERIALS   BIOTECHNOLOGY   PRODUCTS   STRATEGY (a)   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...    $   17,752   $          --   $  1,533   $      2,364   $        361
Expenses:
   Mortality and expense risk fees .........................        11,671           2,791      1,873          2,148          4,968
   Administrative fees .....................................         2,537             607        407            467          1,080
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................        14,208           3,398      2,280          2,615          6,048
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................         3,544          (3,398)      (747)          (251)        (5,687)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................        49,726         (11,926)    13,694         25,640       (122,350)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................         7,261              --      1,062         39,930             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................        18,449              --        766          8,790             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................        75,436         (11,926)    15,522         74,360       (122,350)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       136,254          (6,493)     9,722           (694)       (26,519)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets
                  from operations ..........................    $  215,234   $     (21,817)  $ 24,497   $     73,415   $   (154,556)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                   BASIC                     CONSUMER      DOW 2X        OTC 2X
                                                                 MATERIALS   BIOTECHNOLOGY   PRODUCTS   STRATEGY (a)   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................    $    3,544   $      (3,398)  $   (747)  $       (251)  $     (5,687)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        75,436         (11,926)    15,522         74,360       (122,350)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................       136,254          (6,493)     9,722           (694)       (26,519)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................       215,234         (21,817)    24,497         73,415       (154,556)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         4,044             541        317            (21)        10,774
   Contract redemptions ....................................      (118,135)        (19,453)   (55,678)       (39,882)      (234,269)
   Net transfers (including mortality transfers) ...........       892,673        (292,190)    66,467        432,613        230,216
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...........................       778,582        (311,102)    11,106        392,710          6,721
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........       993,816        (332,919)    35,603        466,125       (147,835)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       941,849         409,682    174,743         13,918        576,528
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................    $1,935,665   $      76,763   $210,346   $    480,043   $    428,693
====================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

d) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

e) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                     GOVERNMENT
   S&P 500                                                  EUROPE                     LONG BOND
     2X                                       ENERGY        1.25X       FINANCIAL       1.2X        HEALTH
STRATEGY (c)   ELECTRONICS      ENERGY       SERVICES    STRATEGY (d)    SERVICES   STRATEGY (e)     CARE      INTERNET
------------------------------------------------------------------------------------------------------------------------
$      7,207   $        --   $        --   $        --   $     18,708   $   3,603   $     25,728   $      --   $     --

       4,316         5,281        27,384        44,860          6,677       1,806          8,003      10,296        575
         939         1,148         5,953         9,752          1,451         393          1,740       2,238        125
------------------------------------------------------------------------------------------------------------------------
       5,255         6,429        33,337        54,612          8,128       2,199          9,743      12,534        700
------------------------------------------------------------------------------------------------------------------------
       1,952        (6,429)      (33,337)      (54,612)        10,580       1,404         15,985     (12,534)      (700)
------------------------------------------------------------------------------------------------------------------------

      48,965      (131,647)      258,123       795,415         59,903      14,711          6,409      56,439      1,909

      28,390            --       198,939        15,904         29,117      11,577             --      33,307         --

          --            --       245,210       280,209          1,327       1,272             --          --         --
------------------------------------------------------------------------------------------------------------------------
      77,355      (131,647)      702,272     1,091,528         90,347      27,560          6,409      89,746      1,909
------------------------------------------------------------------------------------------------------------------------

      11,244           484      (485,849)     (790,167)        13,994        (186)       (24,465)    (46,441)     3,743
------------------------------------------------------------------------------------------------------------------------
$     90,551   $  (137,592)  $   183,086   $   246,749  $     114,921   $  28,778   $     (2,071)  $  30,771   $  4,952
========================================================================================================================

========================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                     GOVERNMENT
   S&P 500                                                  EUROPE                     LONG BOND
     2X                                       ENERGY        1.25X       FINANCIAL       1.2X        HEALTH
STRATEGY (c)   ELECTRONICS      ENERGY       SERVICES    STRATEGY (d)    SERVICES   STRATEGY (e)     CARE      INTERNET
------------------------------------------------------------------------------------------------------------------------
$      1,952   $    (6,429)  $   (33,337)  $   (54,612)  $     10,580   $   1,404   $     15,985   $ (12,534)  $   (700)
      77,355      (131,647)      702,272     1,091,528         90,347      27,560          6,409      89,746      1,909

      11,244           484      (485,849)     (790,167)        13,994        (186)       (24,465)    (46,441)     3,743
------------------------------------------------------------------------------------------------------------------------
      90,551      (137,592)      183,086       246,749        114,921      28,778         (2,071)     30,771      4,952
------------------------------------------------------------------------------------------------------------------------

         144          (113)        5,267        12,316             17         270            229       4,764          4
     (57,457)      (69,890)     (549,289)     (701,674)       (53,197)    (16,526)      (127,319)    (89,961)    (1,163)
     104,650       123,903      (811,091)   (1,458,004)       772,668     226,149        261,669     (69,644)   (91,132)
------------------------------------------------------------------------------------------------------------------------

      47,337        53,900    (1,355,113)   (2,147,362)       719,488     209,893        134,579    (154,841)   (92,291)
------------------------------------------------------------------------------------------------------------------------
     137,888       (83,692)   (1,172,027)   (1,900,613)       834,409     238,671        132,508    (124,070)   (87,339)
------------------------------------------------------------------------------------------------------------------------
     306,923       105,072     2,799,150     3,931,826        240,953     184,274        474,138     942,639    127,681
------------------------------------------------------------------------------------------------------------------------
$    444,811   $    21,380   $ 1,627,123   $ 2,031,213   $  1,075,362   $ 422,945   $    606,646   $ 818,569  $  40,342
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               INVERSE
                                                                  INVERSE     GOVERNMENT      INVERSE      INVERSE        INVERSE
                                                                  DOW 2X       LONG BOND      MID-CAP        OTC       RUSSELL 2000
                                                               STRATEGY (a)  STRATEGY (b)  STRATEGY (h)  STRATEGY (c)  STRATEGY (d)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $      3,745  $      1,018  $        710  $     47,718  $     19,327
Expenses:
   Mortality and expense risk fees ..........................         1,856         5,973           353         8,577         4,418
   Administrative fees ......................................           403         1,299            77         1,864           961
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................         2,259         7,272           430        10,441         5,379
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................         1,486        (6,254)          280        37,277        13,948
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................        (3,293)       56,437        (2,516)      (67,557)     (124,760)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................            --            --            --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
           shares ...........................................        (3,293)       56,437        (2,516)      (67,557)     (124,760)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       (56,397)       (8,019)       (2,632)      (13,097)      (30,015)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...................................  $    (58,204) $     42,164  $     (4,868) $    (43,377) $   (140,827)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               INVERSE
                                                                  INVERSE     GOVERNMENT      INVERSE       INVERSE      INVERSE
                                                                  DOW 2X       LONG BOND      MID-CAP         OTC      RUSSELL 2000
                                                               STRATEGY (a)  STRATEGY (b)  STRATEGY (h)  STRATEGY (c)  STRATEGY (d)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $      1,486  $     (6,254) $        280  $     37,277  $     13,948
   Net realized gain (loss) on investments in portfolio
      shares ................................................        (3,293)       56,437        (2,516)      (67,557)     (124,760)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................       (56,397)       (8,019)       (2,632)      (13,097)      (30,015)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................       (58,204)       42,164        (4,868)      (43,377)     (140,827)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......             5         3,434            --        18,500            --
   Contract redemptions .....................................        (2,529)      (78,090)       (1,285)      (53,952)      (56,462)
   Net transfers (including mortality transfers) ............       315,784      (669,638)       45,428       700,228       206,159
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ............................       313,260      (744,294)       44,143       664,776       149,697
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...........       255,056      (702,130)       39,275       621,399         8,870
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................        16,499       806,294            --       105,415       604,068
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ....................  $    271,555  $    104,164  $     39,275  $    726,814  $    612,938
====================================================================================================================================

a) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

c) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

d) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE          JAPAN                                                    MID CAP
   S&P 500          1.25X       LARGE CAP     LARGE CAP                        1.5X          MID-CAP        MID-CAP
STRATEGY (e)    STRATEGY (f)     GROWTH         VALUE         LEISURE      STRATEGY (g)      GROWTH          VALUE          NOVA
------------------------------------------------------------------------------------------------------------------------------------
$      1,199    $      8,989    $      --    $     4,059    $        --    $      2,034    $        --    $    13,015   $    21,889

         454           4,775        3,112          7,167          9,966           8,771          1,380         14,175        19,324
          99           1,038          676          1,558          2,166           1,906            300          3,081         4,200
------------------------------------------------------------------------------------------------------------------------------------
         553           5,813        3,788          8,725         12,132          10,677          1,680         17,256        23,524
------------------------------------------------------------------------------------------------------------------------------------
         646           3,176       (3,788)        (4,666)       (12,132)         (8,643)        (1,680)        (4,241)       (1,635)
------------------------------------------------------------------------------------------------------------------------------------

      (5,167)         90,576         (783)        80,393        (20,923)         43,376          2,730        (93,241)      133,233

          --          40,763        3,604          4,937         20,880         117,518          6,581             --            --

          --           4,779          750          8,048         11,434          26,094          3,366             --            --
------------------------------------------------------------------------------------------------------------------------------------
      (5,167)        136,118        3,571         93,378         11,391         186,988         12,677        (93,241)      133,233
------------------------------------------------------------------------------------------------------------------------------------

        (124)       (117,652)       1,194          1,962        173,861        (155,234)        (3,770)       247,373       119,482
------------------------------------------------------------------------------------------------------------------------------------
$     (4,645)   $     21,642    $     977    $    90,674    $   173,120    $     23,111    $     7,227    $   149,891   $   251,080
====================================================================================================================================

====================================================================================================================================
                                                     RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE          JAPAN                                                    MID CAP
   S&P 500          1.25X       LARGE CAP     LARGE CAP                        1.5X          MID-CAP        MID-CAP
STRATEGY (e)    STRATEGY (f)     GROWTH         VALUE         LEISURE      STRATEGY (g)      GROWTH          VALUE          NOVA
------------------------------------------------------------------------------------------------------------------------------------
$        646    $      3,176    $  (3,788)   $    (4,666)   $   (12,132)   $     (8,643)   $    (1,680)   $    (4,241)  $    (1,635)
      (5,167)        136,118        3,571         93,378         11,391         186,988         12,677        (93,241)      133,233

        (124)       (117,652)       1,194          1,962        173,861        (155,234)        (3,770)       247,373       119,482
------------------------------------------------------------------------------------------------------------------------------------
      (4,645)         21,642          977         90,674        173,120          23,111          7,227        149,891       251,080
------------------------------------------------------------------------------------------------------------------------------------

         113              56        1,771            280          1,040            (867)            --          1,670         4,307
     (19,955)        (45,132)     (21,566)      (163,964)      (137,904)        (78,376)       (20,571)      (140,351)     (226,980)
      13,616        (360,945)     138,680      1,392,920       (101,348)        (15,925)      (640,906)     1,553,314       (64,545)
------------------------------------------------------------------------------------------------------------------------------------

      (6,226)       (406,021)     118,885      1,229,236       (238,212)        (95,168)      (661,477)     1,414,633      (287,218)
------------------------------------------------------------------------------------------------------------------------------------
     (10,871)       (384,379)     119,862      1,319,910        (65,092)        (72,057)      (654,250)     1,564,524       (36,138)
------------------------------------------------------------------------------------------------------------------------------------
      26,141         864,389      149,560        249,948        969,115         713,894        723,961        347,022     1,878,118
------------------------------------------------------------------------------------------------------------------------------------
$     15,270    $    480,010    $ 269,422    $ 1,569,858    $   904,023    $    641,837    $    69,711    $ 1,911,546   $ 1,841,980
====================================================================================================================================

e) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

f) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

g) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

h)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                       PRECIOUS      REAL                2000 1.5X
                                                                            OTC         METALS      ESTATE   RETAILING  STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............  $       --  $        --  $   9,433  $      --  $     2,330
Expenses:
   Mortality and expense risk fees ....................................      29,175       12,739      4,570        355        9,893
   Administrative fees ................................................       6,342        2,770        993         77        2,150
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................................      35,517       15,509      5,563        432       12,043
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............................     (35,517)     (15,509)     3,870       (432)      (9,713)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................................      16,206      139,949     48,578      2,248       80,938
   Net realized short-term capital gain distributions from
      investments in portfolio shares .................................          --           --      6,908        206           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .................................          --           --     11,423        714           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ..      16,206      139,949     66,909      3,168       80,938
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ................................................      84,664      (47,066)    25,351        684      (13,770)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets from operations ....  $   65,353  $    77,374  $  96,130  $   3,420  $    57,455
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                       PRECIOUS      REAL                2000 1.5X
                                                                            OTC         METALS      ESTATE   RETAILING  STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................................  $  (35,517) $   (15,509) $   3,870  $    (432) $    (9,713)
   Net realized gain (loss) on investments in portfolio shares ........      16,206      139,949     66,909      3,168       80,938
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares .............................................      84,664      (47,066)    25,351        684      (13,770)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ........      65,353       77,374     96,130      3,420       57,455
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ................      13,488        6,960     23,606         --         (346)
   Contract redemptions ...............................................    (403,178)    (213,172)   (31,942)   (10,277)     (94,220)
   Net transfers (including mortality transfers) ......................    (263,153)     210,755    126,745    (15,880)     361,942
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ......................................    (652,843)       4,543    118,409    (26,157)     267,376
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .....................    (587,490)      81,917    214,539    (22,737)     324,831
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................   2,954,547    1,090,886    330,642     54,592      486,806
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..............................  $2,367,057  $ 1,172,803  $ 545,181  $  31,855  $   811,637
====================================================================================================================================

a) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                         SELIGMAN
                                           RYDEX VARIABLE TRUST (CONTINUED)                                             PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------   --------------
                                                                                              U.S.
                                                                                           GOVERNMENT                 COMMUNICATIONS
   SECTOR       SMALL-CAP     SMALL-CAP                     TELE-                            MONEY                          AND
  ROTATION        GROWTH        VALUE      TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET      UTILITIES     INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
$        --    $        --   $     7,047   $       --   $        9,023   $           --   $   200,615   $    22,983   $          --

      4,420          1,480         7,228        1,095            2,773            7,250        61,437        11,390          29,885
        960            321         1,572          238              603            1,576        13,355         2,476           6,497
------------------------------------------------------------------------------------------------------------------------------------
      5,380          1,801         8,800        1,333            3,376            8,826        74,792        13,866          36,382
------------------------------------------------------------------------------------------------------------------------------------
     (5,380)        (1,801)       (1,753)      (1,333)           5,647           (8,826)      125,823         9,117         (36,382)
------------------------------------------------------------------------------------------------------------------------------------

     59,834        (12,546)       11,779        7,617            6,623           32,901            --       115,776         125,328

      1,342          1,783        31,719           --            8,834               --            --            --              --

     12,260          5,298        42,063           --               --               --            --        10,189              --
------------------------------------------------------------------------------------------------------------------------------------
     73,436         (5,465)       85,561        7,617           15,457           32,901            --       125,965         125,328
------------------------------------------------------------------------------------------------------------------------------------

    (44,956)         3,544       (12,054)        (795)          33,733          (44,456)           --        41,812         392,272
------------------------------------------------------------------------------------------------------------------------------------
$    23,100    $    (3,722)  $    71,754   $    5,489   $       54,837   $      (20,381)  $   125,823   $   176,894   $     481,218
====================================================================================================================================

====================================================================================================================================

                                                                                                                         SELIGMAN
                                           RYDEX VARIABLE TRUST (CONTINUED)                                             PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------   --------------
                                                                                              U.S.
                                                                                           GOVERNMENT                 COMMUNICATIONS
   SECTOR       SMALL-CAP     SMALL-CAP                     TELE-                            MONEY                          AND
  ROTATION        GROWTH        VALUE      TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET      UTILITIES     INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
$    (5,380)   $    (1,801)  $    (1,753)  $   (1,333)  $        5,647   $       (8,826)  $   125,823   $     9,117   $     (36,382)
     73,436         (5,465)       85,561        7,617           15,457           32,901            --       125,965         125,328

    (44,956)         3,544       (12,054)        (795)          33,733          (44,456)           --        41,812         392,272
------------------------------------------------------------------------------------------------------------------------------------
     23,100         (3,722)       71,754        5,489           54,837          (20,381)      125,823       176,894         481,218
------------------------------------------------------------------------------------------------------------------------------------

        305         13,862         2,648          272              923           (1,720)       33,444         2,244          14,920
    (93,157)       (36,084)     (122,411)      (5,701)         (31,434)         (85,790)     (964,807)     (297,548)       (227,101)
   (154,346)       477,228       737,251       53,599          617,396          610,796     2,526,651      (481,197)        (64,440)
------------------------------------------------------------------------------------------------------------------------------------

   (247,198)       455,006       617,488       48,170          586,885          523,286     1,595,288      (776,501)       (276,621)
------------------------------------------------------------------------------------------------------------------------------------
   (224,098)       451,284       689,242       53,659          641,722          502,905     1,721,111      (599,607)        204,597
------------------------------------------------------------------------------------------------------------------------------------
    512,383        161,525        30,616       83,307          121,523          356,157     4,048,012     1,773,140       2,446,061
------------------------------------------------------------------------------------------------------------------------------------
$   288,285    $   612,809   $   719,858   $  136,966   $      763,245   $      859,062   $ 5,769,123   $ 1,173,533   $   2,650,658
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                               THIRD
                                                               SELIGMAN       AVENUE
                                                              PORTFOLIOS     VARIABLE                 VAN ECK WORLDWIDE
                                                             (CONTINUED)   SERIES TRUST              INSURANCE TRUST FUND
                                                             -----------   ------------   ------------------------------------------
                                                                GLOBAL                      ABSOLUTE                      EMERGING
                                                              TECHNOLOGY       VALUE         RETURN         BOND          MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ...............................................  $        --   $     50,302   $        --   $    260,985   $     61,654
Expenses:
   Mortality and expense risk fees ........................       13,835         46,211         5,143         33,299        116,888
   Administrative fees ....................................        3,008         10,046         1,118          7,239         25,410
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................       16,843         56,257         6,261         40,538        142,298
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................      (16,843)        (5,955)       (6,261)       220,447        (80,644)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       28,696        407,401        15,075       (164,031)     1,601,613
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................           --          2,345            --             --        112,645
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................           --        168,987         1,407             --        858,050
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................       28,696        578,733        16,482       (164,031)     2,572,308
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................      162,697        (92,340)       25,252         77,689        649,897
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................  $   174,550   $    480,438   $    35,473   $    134,105   $  3,141,561
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                               THIRD
                                                               SELIGMAN       AVENUE
                                                              PORTFOLIOS     VARIABLE                 VAN ECK WORLDWIDE
                                                             (CONTINUED)   SERIES TRUST              INSURANCE TRUST FUND
                                                             -----------   ------------   ------------------------------------------
                                                                GLOBAL                      ABSOLUTE                      EMERGING
                                                              TECHNOLOGY       VALUE         RETURN         BOND          MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $   (16,843)  $     (5,955)  $    (6,261)  $    220,447   $    (80,644)
   Net realized gain (loss) on investments in
     portfolio shares .....................................       28,696        578,733        16,482       (164,031)     2,572,308
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....      162,697        (92,340)       25,252         77,689        649,897
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................      174,550        480,438        35,473        134,105      3,141,561
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        4,299         30,649         4,953        145,889         26,291
   Contract redemptions ...................................     (142,959)      (485,069)      (68,611)      (885,679)    (1,803,176)
   Net transfers (including mortality transfers) ..........       46,609      1,022,996       693,745        (91,941)       686,968
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ....................      (92,051)       568,576       630,087       (831,731)    (1,089,917)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............       82,499      1,049,014       665,560       (697,626)     2,051,644
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................    1,098,580      3,593,719       169,476      3,246,533      9,217,571
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................  $ 1,181,079   $  4,642,733   $   835,036   $  2,548,907   $ 11,269,215
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================
      VAN ECK WORLDWIDE
    INSURANCE TRUST FUND                WELLS FARGO
         (CONTINUED)                ADVANTAGE VT FUNDS        INTEREST ADJUSTMENT ACCOUNTS
----------------------------   ----------------------------   ----------------------------
    HARD            REAL                                                                         COMBINED
   ASSETS          ESTATE        DISCOVERY     OPPORTUNITY       1 YEAR          5 YEAR            TOTAL
------------------------------------------------------------------------------------------   -----------------
$      2,981   $      39,893   $         --   $          --   $         --   $          --   $      6,545,688

      40,731          32,398         92,562         107,975             --              --          4,802,584
       8,855           7,043         20,122          23,473             --              --          1,044,033
------------------------------------------------------------------------------------------   -----------------
      49,586          39,441        112,684         131,448             --              --          5,846,617
------------------------------------------------------------------------------------------   -----------------
     (46,605)            452       (112,684)       (131,448)            --              --            699,071
------------------------------------------------------------------------------------------   -----------------

   1,213,553         205,852        352,001         541,223             --              --         21,881,882

      84,655          57,839             --              --             --              --          3,871,440

     169,013         685,150             --       1,020,457             --              --          9,072,915
------------------------------------------------------------------------------------------   -----------------
   1,467,221         948,841        352,001       1,561,680             --              --         34,826,237
------------------------------------------------------------------------------------------   -----------------

    (635,389)       (234,527)       737,944        (503,308)            --              --         13,861,386
------------------------------------------------------------------------------------------   -----------------
$    785,227   $     714,766   $    977,261   $     926,924   $         --   $          --   $     49,386,694
==========================================================================================   =================

==============================================================================================================
      VAN ECK WORLDWIDE
    INSURANCE TRUST FUND                WELLS FARGO
         (CONTINUED)                ADVANTAGE VT FUNDS        INTEREST ADJUSTMENT ACCOUNTS
----------------------------   ----------------------------   ----------------------------
    HARD            REAL                                                                         COMBINED
   ASSETS          ESTATE        DISCOVERY     OPPORTUNITY       1 YEAR          5 YEAR            TOTAL
------------------------------------------------------------------------------------------   -----------------
$    (46,605)  $         452   $   (112,684)  $    (131,448)  $         --   $          --   $        699,071
   1,467,221         948,841        352,001       1,561,680             --              --         34,826,237

    (635,389)       (234,527)       737,944        (503,308)            --              --         13,861,386
------------------------------------------------------------------------------------------   -----------------
     785,227         714,766        977,261         926,924             --              --         49,386,694
------------------------------------------------------------------------------------------   -----------------

       2,953          16,618         51,426          27,034             --              --          1,916,318
    (828,986)       (439,251)      (979,729)     (1,261,477)      (153,096)            (60)       (72,290,496)
    (651,776)         23,111       (531,360)       (907,314)       (22,066)         18,151           (162,253)
------------------------------------------------------------------------------------------   -----------------

  (1,477,809)       (399,522)    (1,459,663)     (2,141,757)      (175,162)         18,091        (70,536,431)
------------------------------------------------------------------------------------------   -----------------
    (692,582)        315,244       (482,402)     (1,214,833)      (175,162)         18,091        (21,149,737)
------------------------------------------------------------------------------------------   -----------------
   3,847,956       2,394,830      8,179,166      10,122,591      1,147,592          91,859        431,740,520
------------------------------------------------------------------------------------------   -----------------
$  3,155,374   $   2,710,074   $  7,696,764   $   8,907,758   $    972,430   $     109,950   $    410,590,783
==========================================================================================   =================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1) GENERAL

      Jefferson National Life Insurance Company (the "Company") has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but subadvises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.

      Besides the three guarantee periods of the IAA option, the following Variable Account investment options are available to new investors as of December 31, 2007:

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

JANUS ASPEN SERIES
   Growth and Income Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   International Equity Portfolio
   Small Cap Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Aggressive  Growth  Fund
   Capital  and  Income  Fund
   Fundamental Value Fund
   Large Cap Growth Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Global High Yield Bond Fund
   Government Fund
   Strategic Bond Fund

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Lehman Brothers High Income Bond Portfolio
   Lehman Brothers Short Duration Bond Portfolio
   Fasciano Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Fund
   JNF Equity Fund

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse OTC Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 1.25X Strategy Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC 2X Strategy Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 1.5X Strategy Fund
   Russell 2000 2X Strategy Fund
   S&P 500 2X Strategy Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Absolute Return Fund
   Bond Fund
   Emerging Markets Fund
   Hard Assets Fund
   Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $260,674,685 and $217,212,184 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $338,981,388 and $273,990,769 for the years ended December 31, 2007 and 2006, respectively.

(4)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $4,876,760 and $4,802,584 for the years ended December 31, 2007 and 2006, respectively. The administrative fees were $585,214 and $1,044,033 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $738,163 and $1,334,341 for the years ended December 31, 2007 and 2006, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. The net adjustment expense was $10,138 for the year ended December 31, 2007 and the net adjustment income was $101 for the year ended December 31, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

(5)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                           STANDARD   STD WITH   STANDARD   STD WITH             STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS  --------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000S)       UNIT VALUE           EXPENSE RATIO      (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2007 .........      30  $  16.33  $    12.76      1.40%       2.20% $    497     -0.06%      -0.85%       0.28%
      December 31, 2006 .........      41     16.34       12.87      1.40%       2.20%      666     11.38%      10.47%       0.11%
      December 31, 2005 .........      57     14.67       11.65      1.40%       2.20%      838      3.97%       3.19%       0.00%
      December 31, 2004 .........      65     14.11       11.29      1.40%       2.20%      918      9.27%       8.39%       0.00%
      December 31, 2003 .........      66     12.91       10.42      1.40%       2.20%      856     29.13%        N/A        0.00%
      Inception May 1, 2003 .....      --     10.00          --       N/A         N/A        --       N/A         N/A         N/A
   Core Equity Fund
      December 31, 2007 .........     171     11.58       11.42      1.40%       2.20%    1,993      6.63%       5.74%       1.01%
      December 31, 2006 .........     184     10.86       10.80      1.40%       2.20%    1,997      8.17%       7.57%       0.57%
      Inception April 28, 2006 ..      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Financial Services Fund
      December 31, 2007 .........      31     10.24        9.92      1.40%       2.20%      323    -23.30%     -23.93%       1.43%
      December 31, 2006 .........      46     13.35       13.04      1.40%       2.20%      615     14.79%      13.89%       1.56%
      December 31, 2005 .........      59     11.63       11.45      1.40%       2.20%      689      4.40%       3.62%       1.25%
      December 31, 2004 .........      84     11.14       11.05      1.40%       2.20%      933      7.21%       6.32%       0.40%
      December 31, 2003 .........     112     10.39       10.39      1.40%       2.20%    1,162     27.78%        N/A        \0.34%
   Global Health Care Fund
      December 31, 2007 .........      54     12.43       12.89      1.40%       2.20%      672     10.29%       9.42%       0.00%
      December 31, 2006 .........      86     11.27       11.78      1.40%       2.20%      973      3.78%       2.97%       0.00%
      December 31, 2005 .........     244     10.86       11.44      1.40%       2.20%    2,650      6.68%       5.83%       0.00%
      December 31, 2004 .........     218     10.18       10.81      1.40%       2.20%    2,221      6.05%       5.19%       0.00%
      December 31, 2003 .........     138      9.60       10.28      1.40%       2.20%    1,328     26.01%        N/A        0.00%
   Global Real Estate Fund
      December 31, 2007 .........     115     28.85       19.75      1.40%       2.20%    3,308     -6.85%      -7.58%       4.13%
      December 31, 2006 .........     201     30.97       21.37      1.40%       2.20%    6,210     40.64%      39.49%       1.12%
      December 31, 2005 .........     231     22.02       15.32      1.40%       2.20%    5,077     12.63%      11.74%       1.06%
      December 31, 2004 .........     276     19.55       13.71      1.40%       2.20%    5,402     34.67%      33.62%       1.12%
      December 31, 2003 .........     183     14.52       10.26      1.40%       2.20%    2,651     36.89%        N/A        1.98%
   High Yield Fund
      December 31, 2007 .........     266     11.89       11.55      1.40%       2.20%    3,163     -0.17%      -0.94%       6.73%
      December 31, 2006 .........     248     11.91       11.66      1.40%       2.20%    2,954      9.17%       8.36%       9.08%
      December 31, 2005 .........     264     10.91       10.76      1.40%       2.20%    2,886      1.30%       0.47%       8.62%
      December 31, 2004 .........     301     10.77       10.71      1.40%       2.20%    3,264      8.02%       7.53%       3.02%
      Inception May 1, 2004 .....      --      9.97        9.96       N/A         N/A        --       N/A         N/A         N/A
   Mid Cap Core Equity Fund
      December 31, 2007 .........      26     17.33       13.83      1.40%       2.20%      450      7.77%       6.88%       0.04%
      December 31, 2006 .........      34     16.08       12.94      1.40%       2.20%      554      9.46%       8.56%       0.75%
      December 31, 2005 .........      37     14.69       11.92      1.40%       2.20%      543      5.76%       4.93%       0.29%
      December 31, 2004 .........      45     13.89       11.36      1.40%       2.20%      619     11.98%      11.12%       0.04%
      December 31, 2003 .........       9     12.40       10.22      1.40%       2.20%      108     24.56%        N/A        0.00%
      Inception May 1, 2003 .....      --      9.96         N/A       N/A         N/A        --       N/A         N/A         N/A
   Technology Fund
      December 31, 2007 .........      43      6.54       11.65      1.40%       2.20%      281      6.34%       5.33%       0.00%
      December 31, 2006 .........      73      6.15       11.06      1.40%       2.20%      450      8.85%       8.11%       0.00%
      December 31, 2005 .........      74      5.65       10.23      1.40%       2.20%      420      0.71%      -0.10%       0.00%
      December 31, 2004 .........     129      5.61       10.24      1.40%       2.20%      720      3.24%       2.39%       0.00%
      December 31, 2003 .........     233      5.43       10.00      1.40%       2.20%    1,264     43.27%        N/A        0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
      December 31, 2007 .........     702     16.64       14.09      1.40%       2.20%   11,685     18.27%      17.32%       0.35%
      December 31, 2006 .........     882     14.07       12.01      1.40%       2.20%   12,418      3.68%       2.83%       0.13%
      December 31, 2005 .........   1,161     13.57       11.68      1.40%       2.20%   15,760     10.50%       9.67%       0.24%
      December 31, 2004 .........   1,346     12.28       10.65      1.40%       2.20%   16,540      3.99%       3.15%       0.00%
      December 31, 2003 .........   1,549     11.81       10.32      1.40%       2.20%   18,289     33.28%        N/A        0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                           STANDARD   STD WITH   STANDARD   STD WITH             STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS  --------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000S)       UNIT VALUE           EXPENSE RATIO      (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   Leveraged AllCap Portfolio
      December 31, 2007 .........     645  $  25.89  $    18.48      1.40%       2.20% $ 16,699     31.62%      30.60%       0.00%
      December 31, 2006 .........     790     19.67       14.15      1.40%       2.20%   15,542     17.64%      16.65%       0.00%
      December 31, 2005 .........     973     16.72       12.13      1.40%       2.20%   16,263     12.82%      12.00%       0.00%
      December 31, 2004 .........   1,270     14.82       10.83      1.40%       2.20%   18,812      6.71%       5.81%       0.00%
      December 31, 2003 .........   1,762     13.89       10.24      1.40%       2.20%   24,476     32.85%        N/A        0.00%
   MidCap Portfolio
      December 31, 2007 .........     521     27.53       16.67      1.40%       2.20%   14,331     29.74%      28.63%       0.00%
      December 31, 2006 .........     608     21.22       12.96      1.40%       2.20%   12,905      8.60%       7.82%       0.00%
      December 31, 2005 .........     837     19.54       12.02      1.40%       2.20%   16,343      8.31%       7.42%       0.00%
      December 31, 2004 .........   1,078     18.04       11.19      1.40%       2.20%   19,439     11.45%      10.56%       0.00%
      December 31, 2003 .........   1,164     16.19       10.12      1.40%       2.20%   18,856     45.74%        N/A        0.00%
   Small Capitalization Portfolio
      December 31, 2006 .........     307     14.62       17.77      1.40%       2.20%    4,489     15.57%      14.65%       0.00%
      December 31, 2006 .........     507     12.65       15.50      1.40%       2.20%    6,413     18.33%      17.42%       0.00%
      December 31, 2005 .........     621     10.69       13.20      1.40%       2.20%    6,633     15.32%      14.38%       0.00%
      December 31, 2004 .........     698      9.27       11.54      1.40%       2.20%    6,474     14.90%      13.99%       0.00%
      December 31, 2003 .........   1,173      8.07       10.12      1.40%       2.20%    9,462     40.37%        N/A        0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2007 .........      64     14.05       13.82      1.40%       2.20%      897      3.69%       2.83%       1.29%
      December 31, 2006 .........      70     13.55       13.44      1.40%       2.20%      946     15.61%      14.77%       1.38%
      December 31, 2005 .........      70     11.72       11.71      1.40%       2.20%      822      3.44%       2.63%       1.49%
      December 31, 2004 .........      93     11.33       11.41      1.40%       2.20%    1,050      9.89%       8.99%       0.87%
      December 31, 2003 .........     107     10.31       10.47      1.40%       2.20%    1,100     30.66%        N/A        1.20%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2007 .........      93     11.85       11.60      1.40%       2.20%    1,098      3.40%       2.56%       1.22%
      December 31, 2006 .........      37     11.46       11.31      1.40%       2.20%      426      8.11%       7.31%       2.64%
      December 31, 2005 .........      22     10.60       10.54      1.40%       2.20%      236      5.58%       4.98%       0.00%
      Inception May 1, 2005 .....      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Income & Growth Fund
      December 31, 2007 .........     335     14.83       13.19      1.40%       2.20%    4,969     -1.46%      -2.22%       2.08%
      December 31, 2006 .........     484     15.05       13.49      1.40%       2.20%    7,284     15.50%      14.52%       1.86%
      December 31, 2005 .........     588     13.03       11.78      1.40%       2.20%    7,665      3.17%       2.35%       2.07%
      December 31, 2004 .........     718     12.63       11.51      1.40%       2.20%    9,068     11.40%      10.55%       1.47%
      December 31, 2003 .........     727     11.34       10.41      1.40%       2.20%    8,249     27.57%        N/A        1.36%
   Inflation Protection Fund
      December 31, 2007 .........      14     11.43       11.10      1.40%       2.20%      156      7.93%       7.14%       4.39%
      December 31, 2006 .........      13     10.59       10.36      1.40%       2.20%      133      0.19%      -0.67%       4.10%
      December 31, 2005 .........      11     10.57       10.43      1.40%       2.20%      113      0.19%      -0.67%       3.57%
      December 31, 2004 .........      70     10.55       10.50      1.40%       2.20%      740      5.08%       4.58%       2.00%
      Inception May 1, 2004 .....      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   International Fund
      December 31, 2007 .........     268     18.03       18.13      1.40%       2.20%    4,824     16.40%      15.48%       0.78%
      December 31, 2006 .........     414     15.49       15.70      1.40%       2.20%    6,421     23.33%      22.37%       1.57%
      December 31, 2005 .........     435     12.56       12.83      1.40%       2.20%    5,459     11.64%      10.79%       1.22%
      December 31, 2004 .........     494     11.25       11.58      1.40%       2.20%    5,557     13.35%      12.38%       0.67%
      December 31, 2003 .........     518      9.92       10.30      1.40%       2.20%    5,147     22.78%        N/A        0.73%
   Value Fund
      December 31, 2007 .........     564     18.13       12.94      1.40%       2.20%   10,215     -6.45%      -7.17%       1.74%
      December 31, 2006 .........     721     19.38       13.94      1.40%       2.20%   13,962     16.96%      16.07%       1.41%
      December 31, 2005 .........     966     16.57       12.01      1.40%       2.20%   15,990      3.63%       2.74%       0.93%
      December 31, 2004 .........   1,217     15.99       11.69      1.40%       2.20%   19,454     12.71%      11.83%       0.98%
      December 31, 2003 .........   1,251     14.19       10.45      1.40%       2.20%   17,752     27.17%        N/A        1.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2007 ............      --  $  10.58  $    10.36      1.40%       2.20% $    --     -3.20%      -3.90%       4.69%
     December 31, 2006 ............      --     10.93       10.78      1.40%       2.20%      --      4.79%       3.85%       5.27%
     December 31, 2005 ............      --     10.43       10.38      1.40%       2.20%      --      3.68%       3.18%       0.00%
     Inception May 1, 2005 ........      --     10.06       10.06       N/A         N/A       --       N/A         N/A         N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2007 ............      18     12.70       12.43      1.40%       2.20%     230     -2.08%      -2.81%       0.28%
     December 31, 2006 ............      14     12.97       12.79      1.40%       2.20%     177     12.88%      11.90%       0.59%
     December 31, 2005 ............       4     11.49       11.43      1.40%       2.20%      42     13.43%      12.83%       0.00%
     Inception May 1, 2005 ........      --     10.13       10.13       N/A         N/A       --       N/A         N/A         N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2007 ............     257     11.23       12.12      1.40%       2.20%   2,886      6.24%       5.48%       0.56%
     December 31, 2006 ............     341     10.57       11.49      1.40%       2.20%   3,602      7.75%       6.78%       0.12%
     December 31, 2005 ............     418      9.81       10.76      1.40%       2.20%   4,104      2.19%       1.41%       0.00%
     December 31, 2004 ............     559      9.60       10.61      1.40%       2.20%   5,367      4.69%       3.85%       0.39%
     December 31, 2003 ............     635      9.17       10.22      1.40%       2.20%   5,824     24.25%        N/A        0.11%
DREYFUS STOCK INDEX FUND
     December 31, 2007 ............   1,184     14.41       13.39      1.40%       2.20%  17,048      3.82%       2.92%       1.63%
     December 31, 2006 ............   1,816     13.88       13.01      1.40%       2.20%  25,206     13.86%      13.03%       1.62%
     December 31, 2005 ............   2,299     12.19       11.51      1.40%       2.20%  28,011      3.31%       2.40%       1.58%
     December 31, 2004 ............   2,781     11.80       11.24      1.40%       2.20%  32,831      9.06%       8.21%       1.77%
     December 31, 2003 ............   3,275     10.82       10.39      1.40%       2.20%  35,439     26.58%        N/A        1.46%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     December 31, 2007 ............     330     18.22       16.45      1.40%       2.20%   6,008      2.71%       1.86%       1.73%
     December 31, 2006 ............     525     17.74       16.15      1.40%       2.20%   9,316     20.84%      19.99%       1.40%
     December 31, 2005 ............     604     14.68       13.46      1.40%       2.20%   8,867     10.38%       9.43%       0.00%
     December 31, 2004 ............     772     13.30       12.30      1.40%       2.20%  10,270     18.35%      17.40%       1.26%
     December 31, 2003 ............     648     11.24       10.48      1.40%       2.20%   7,285     34.46%        N/A        1.51%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2007 ............     171     10.35       13.29      1.40%       2.20%   1,769      2.68%       1.76%       5.45%
     December 31, 2006 ............     252     10.08       13.06      1.40%       2.20%   2,544     14.03%      13.07%       5.49%
     December 31, 2005 ............     238      8.84       11.55      1.40%       2.20%   2,100      4.74%       4.05%       5.57%
     December 31, 2004 ............     313      8.44       11.10      1.40%       2.20%   2,637      8.42%       7.49%       4.50%
     December 31, 2003 ............     374      7.78       10.33      1.40%       2.20%   2,916     18.99%        N/A        6.69%
   High Income Bond Fund II
     December 31, 2007 ............     370     13.27       12.03      1.40%       2.20%   4,914      2.00%       1.18%       9.11%
     December 31, 2006 ............     605     13.01       11.89      1.40%       2.20%   7,872      9.24%       8.39%       8.38%
     December 31, 2005 ............     652     11.91       10.97      1.40%       2.20%   7,761      1.28%       0.46%       9.02%
     December 31, 2004 ............     865     11.76       10.92      1.40%       2.20%  10,168      8.92%       8.01%       7.66%
     December 31, 2003 ............   1,037     10.80       10.11      1.40%       2.20%  11,205     20.52%        N/A        6.75%
   International Equity Fund II
     December 31, 2007 ............     176     16.83       15.37      1.40%       2.20%   2,954      8.02%       7.11%       0.19%
     December 31, 2006 ............     245     15.58       14.35      1.40%       2.20%   3,821     17.23%      16.38%       0.20%
     December 31, 2005 ............     298     13.29       12.33      1.40%       2.20%   3,961      7.52%       6.66%       0.00%
     December 31, 2004 ............     291     12.36       11.56      1.40%       2.20%   3,600     12.50%      11.59%       0.00%
     December 31, 2003 ............     290     10.99       10.36      1.40%       2.20%   3,187     30.02%        N/A        0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2007 ............     271     17.14       14.01      1.40%       2.20%   4,634      7.26%       6.38%       1.87%
     December 31, 2006 ............     383     15.98       13.17      1.40%       2.20%   6,121      6.53%       5.70%       1.68%
     December 31, 2005 ............     466     15.00       12.46      1.40%       2.20%   7,012     10.78%       9.97%       0.64%
     December 31, 2004 ............     481     13.54       11.33      1.40%       2.20%   6,543     10.39%       9.46%       0.63%
     December 31, 2003 ............     586     12.26       10.35      1.40%       2.20%   7,193     19.90%        N/A        1.05%
     Inception March 21, 2003 .....      --     10.23         N/A       N/A         N/A       --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   International Growth Portfolio
     December 31, 2007 ............     166  $  40.53  $    28.17      1.40%       2.20% $ 6,744     26.54%      25.48%       0.60%
     December 31, 2006 ............     220     32.03       22.45      1.40%       2.20%   7,047     45.00%      43.82%       2.04%
     December 31, 2005 ............     163     22.09       15.61      1.40%       2.20%   3,596     30.48%      29.44%       1.45%
     December 31, 2004 ............      58     16.93       12.06      1.40%       2.20%     983     17.26%      16.37%       0.92%
     December 31, 2003 ............      36     14.44       10.36      1.40%       2.20%     513     42.38%        N/A        1.24%
     Inception March 21, 2003 .....      --     10.14         N/A       N/A         N/A       --       N/A         N/A         N/A
   Large Cap Growth Portfolio
     December 31, 2007 ............   1,146     13.98       13.09      1.40%       2.20%  16,028     13.47%      12.55%       0.70%
     December 31, 2006 ............   1,421     12.32       11.63      1.40%       2.20%  17,503      9.80%       9.00%       0.47%
     December 31, 2005 ............   1,699     11.22       10.67      1.40%       2.20%  19,061      2.84%       2.01%       0.33%
     December 31, 2004 ............   2,108     10.91       10.46      1.40%       2.20%  22,992      3.08%       2.23%       0.13%
     December 31, 2003 ............   2,756     10.58       10.23      1.40%       2.20%  29,171     29.90%        N/A        0.09%
   Mid Cap Growth Portfolio
     December 31, 2007 ............     752     19.32       17.51      1.40%       2.20%  14,526     20.37%      19.36%       0.21%
     December 31, 2006 ............     944     16.05       14.67      1.40%       2.20%  15,155     12.00%      11.14%       0.00%
     December 31, 2005 ............   1,155     14.33       13.20      1.40%       2.20%  16,554     10.74%       9.91%       0.00%
     December 31, 2004 ............   1,557     12.94       12.01      1.40%       2.20%  20,137     19.09%      18.10%       0.00%
     December 31, 2003 ............   1,757     10.86       10.17      1.40%       2.20%  19,090     33.23%        N/A        0.00%
   Worldwide Growth Portfolio
     December 31, 2007 ............     728     14.97       13.65      1.40%       2.20%  10,897      8.09%       7.23%       0.72%
     December 31, 2006 ............     941     13.85       12.73      1.40%       2.20%  13,031     16.58%      15.62%       1.72%
     December 31, 2005 ............   1,193     11.88       11.01      1.40%       2.20%  14,171      4.39%       3.57%       1.34%
     December 31, 2004 ............   1,577     11.38       10.63      1.40%       2.20%  17,939      3.34%       2.51%       0.97%
     December 31, 2003 ............   2,083     11.01       10.37      1.40%       2.20%  22,940     22.27%        N/A        1.08%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2007 ............     142     29.59       28.73      1.40%       2.20%   4,214     31.45%      30.41%       1.19%
     December 31, 2006 ............     149     22.51       22.03      1.40%       2.20%   3,348     28.12%      27.12%       0.41%
     December 31, 2005 ............     206     17.57       17.33      1.40%       2.20%   3,618     38.89%      37.65%       0.32%
     December 31, 2004 ............      29     12.65       12.59      1.40%       2.20%     371     28.82%      28.21%       0.00%
     Inception May 1, 2004 ........      --      9.82        9.82       N/A         N/A       --       N/A         N/A         N/A
   International Equity Portfolio
     December 31, 2007 ............      28     16.26       15.79      1.40%       2.20%     449      9.20%       8.37%       2.05%
     December 31, 2006 ............      37     14.89       14.57      1.40%       2.20%     547     20.86%      19.82%       1.25%
     December 31, 2005 ............      16     12.32       12.16      1.40%       2.20%     199      9.12%       8.28%       1.18%
     December 31, 2004 ............       4     11.29       11.23      1.40%       2.20%      50     13.70%      13.09%       0.49%
     Inception May 1, 2004 ........      --      9.93        9.93       N/A         N/A       --       N/A         N/A         N/A
   Small Cap Portfolio
     December 31, 2007 ............     223     18.01       12.04      1.40%       2.20%   4,015     -8.53%      -9.27%       0.00%
     December 31, 2006 ............     390     19.69       13.27      1.40%       2.20%   7,675     14.48%      13.52%       0.00%
     December 31, 2005 ............     490     17.20       11.69      1.40%       2.20%   8,428      2.56%       1.74%       0.00%
     December 31, 2004 ............     627     16.77       11.49      1.40%       2.20%  10,539     58.17%      12.43%       0.00%
     December 31, 2003 ............     745     14.80       10.22      1.40%       2.20%  11,066     70.77%        N/A        0.00%
   US Strategic Equity Portfolio
     December 31, 2007 ............      59     13.48       12.74      1.40%       2.20%     801     -2.32%      -3.12%       0.91%
     December 31, 2006 ............     112     13.80       13.15      1.40%       2.20%   1,539     15.87%      14.95%       0.61%
     December 31, 2005 ............     130     11.91       11.44      1.40%       2.20%   1,550      1.88%       1.06%       0.76%
     December 31, 2004 ............     149     11.69       11.32      1.40%       2.20%   1,746     10.26%       9.40%       0.61%
     December 31, 2003 ............     149     10.60       10.35      1.40%       2.20%   1,583     22.29%        N/A        0.75%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
     December 31, 2007 ............       3      9.56        9.51      1.40%       2.20%      25     -3.43%      -3.94%       0.00%
     Inception April 30, 2007 .....      --      9.90        9.90       N/A         N/A       --       N/A         N/A         N/A
   Capital and Income Portfolio
     December 31, 2007 ............       9     10.01        9.96      1.40%       2.20%      88      0.60%       0.10%       1.23%
     Inception April 30, 2007 .....      --      9.95        9.95       N/A         N/A       --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD    STD WITH   STANDARD    STD WITH            STANDARD   STD WITH
                                             CONTRACT   ALL RIDERS  CONTRACT   ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS    ---------------------  ---------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                    (000S)          UNIT VALUE         EXPENSE RATIO        (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   Fundamental Value Portfolio
     December 31, 2007 ..........       14   $ 9.50     $ 9.45        1.40%      2.20%     $ 132     -4.04%     -4.55%        1.07%
     Inception April 30, 2007 ...       --     9.90       9.90         N/A        N/A         --       N/A        N/A          N/A
   Large Cap Growth Portfolio
     December 31, 2007 ..........        6     9.92       9.87        1.40%      2.20%        58      0.20%     -0.30%        0.03%
     Inception April 30, 2007 ...       --     9.90       9.90         N/A        N/A         --       N/A        N/A          N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
     December 31, 2007 ..........       16    11.34      11.10        1.40%      2.20%       182     -1.48%     -2.29%        5.18%
     December 31, 2006 ..........       17    11.51      11.36        1.40%      2.20%       201      9.10%      8.29%        5.17%
     December 31, 2005 ..........        9    10.55      10.49        1.40%      2.20%        98      5.39%      4.80%       17.90%
     Inception May 1, 2005 ......       --    10.01      10.01         N/A        N/A         --       N/A        N/A          N/A
   Government Portfolio
     December 31, 2007 ..........       32    10.39      10.17        1.40%      2.20%       337      1.07%      0.30%        4.99%
     December 31, 2006 ..........        1    10.28      10.14        1.40%      2.20%         8      2.70%      1.81%        0.95%
     December 31, 2005 ..........       24    10.01       9.96        1.40%      2.20%       244      0.10%     -0.40%        5.76%
     Inception May 1, 2005 ......       --    10.00      10.00         N/A        N/A         --       N/A        N/A          N/A
   Strategic Bond Portfolio
     December 31, 2007 ..........      116    11.17      10.85        1.40%      2.20%     1,366      0.54%     -0.18%        4.00%
     December 31, 2006 ..........      133    11.11      10.87        1.40%      2.20%     1,477      3.64%      2.74%        4.39%
     December 31, 2005 ..........      124    10.72      10.58        1.40%      2.20%     1,332      1.04%      0.19%       11.04%
     December 31, 2004 ..........       11    10.61      10.56        1.40%      2.20%       112      6.10%      5.60%        4.57%
     Inception May 1, 2004 ......       --    10.00      10.00         N/A        N/A         --       N/A        N/A          N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2007 ..........       95    16.50      13.60        1.40%      2.20%     1,565      1.73%      0.89%        2.55%
     December 31, 2006 ..........       71    16.22      13.48        1.40%      2.20%     1,147     12.95%     12.05%        2.50%
     December 31, 2005 ..........       70    14.36      12.03        1.40%      2.20%     1,002      2.35%      1.52%        2.17%
     December 31, 2004 ..........       65    14.03      11.85        1.40%      2.20%       913     14.85%     13.97%        3.17%
     December 31, 2003 ..........       10    12.21      10.40        1.40%      2.20%       124     22.16%       N/A         2.50%
     Inception May 1, 2003 ......       --    10.00        N/A         N/A        N/A         --       N/A        N/A          N/A
   Growth and Income Portfolio
     December 31, 2007 ..........      610    18.21      13.51        1.40%      2.20%    11,099      2.02%      1.20%        0.98%
     December 31, 2006 ..........    1,006    17.85      13.35        1.40%      2.20%    17,959     15.61%     14.69%        1.25%
     December 31, 2005 ..........    1,167    15.44      11.64        1.40%      2.20%    18,008      1.85%      1.04%        0.91%
     December 31, 2004 ..........    1,432    15.16      11.52        1.40%      2.20%    21,684     11.07%     10.20%        0.84%
     December 31, 2003 ..........    1,501    13.65      10.45        1.40%      2.20%    20,475     29.19%       N/A         0.66%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond Portfolio
     December 31, 2007 ..........        4    10.90      10.67        1.40%      2.20%        39     -0.37%     -1.11%        6.37%
     December 31, 2006 ..........        4    10.94      10.79        1.40%      2.20%        43      6.01%      5.06%        3.39%
     December 31, 2005 ..........        2    10.32      10.27        1.40%      2.20%        17      3.20%      2.70%        4.99%
     Inception May 1, 2005 ......       --    10.00      10.00         N/A        N/A         --       N/A        N/A          N/A
   Lehman Brothers Short Duration Bond Portfolio
     December 31, 2007 ..........      298    12.80      10.24        1.40%      2.20%     3,805      3.31%      2.50%        2.66%
     December 31, 2006 ..........      398    12.39       9.99        1.40%      2.20%     4,932      2.74%      1.94%        2.88%
     December 31, 2005 ..........      538    12.06       9.80        1.40%      2.20%     6,486      0.08%     -0.81%        2.39%
     December 31, 2004 ..........      816    12.05       9.88        1.40%      2.20%     9,835     -0.65%     -1.41%        3.34%
     December 31, 2003 ..........    1,172    12.13      10.02        1.40%      2.20%    14,214      1.00%       N/A         4.05%
   Fasciano Portfolio
     December 31, 2007 ..........        9    14.44      11.35        1.40%      2.20%       124     -0.89%     -1.73%        0.00%
     December 31, 2006 ..........       14    14.57      11.55        1.40%      2.20%       211      3.77%      2.94%        0.00%
     December 31, 2005 ..........       16    14.04      11.22        1.40%      2.20%       226      1.52%      0.72%        0.00%
     December 31, 2004 ..........       42    13.83      11.14        1.40%      2.20%       585     10.28%      9.42%        0.00%
     December 31, 2003 ..........       14    12.54      10.18        1.40%      2.20%       179     25.28%       N/A         0.07%
     Inception May 1, 2003 ......       --    10.01        N/A         N/A        N/A         --       N/A        N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD    STD WITH   STANDARD    STD WITH            STANDARD   STD WITH
                                             CONTRACT   ALL RIDERS  CONTRACT   ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   ---------------------  ---------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                    (000S)         UNIT VALUE           EXPENSE RATIO       (000S)     TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Mid-Cap Growth Portfolio
     December 31, 2007 ..........       67   $13.32     $17.22        1.40%      2.20%     $   892    20.87%     19.83%        0.00%
     December 31, 2006 ..........      106    11.02      14.37        1.40%      2.20%       1,173    13.03%     12.18%        0.00%
     December 31, 2005 ..........       85     9.75      12.81        1.40%      2.20%         824    12.20%     11.29%        0.00%
     December 31, 2004 ..........      113     8.69      11.51        1.40%      2.20%         980    14.70%     13.78%        0.00%
     December 31, 2003 ..........       97     7.58      10.12        1.40%      2.20%         732    26.29%       N/A         0.00%
   Partners Portfolio
     December 31, 2007 ..........      302    16.45      16.26        1.40%      2.20%       4,965     7.80%      6.90%        0.61%
     December 31, 2006 ..........      305    15.26      15.21        1.40%      2.20%       4,659    10.66%      9.82%        0.64%
     December 31, 2005 ..........      406    13.79      13.85        1.40%      2.20%       5,600    16.47%     15.51%        1.00%
     December 31, 2004 ..........      359    11.84      11.99        1.40%      2.20%       4,251    17.29%     16.35%        0.01%
     December 31, 2003 ..........      329    10.09      10.30        1.40%      2.20%       3,317    33.21%       N/A         0.00%
   Regency Portfolio
     December 31, 2007 ..........       91    19.39      14.77        1.40%      2.20%       1,773     1.84%      1.10%        0.43%
     December 31, 2006 ..........      110    19.04      14.61        1.40%      2.20%       2,099     9.61%      8.71%        0.35%
     December 31, 2005 ..........      104    17.37      13.44        1.40%      2.20%       1,796    10.50%      9.62%        0.08%
     December 31, 2004 ..........      131    15.72      12.26        1.40%      2.20%       2,045    20.62%     19.65%        0.03%
     December 31, 2003 ..........       11    13.03      10.25        1.40%      2.20%         141    29.87%       N/A         0.00%
     Inception May 1, 2003 ......       --    10.04        N/A         N/A        N/A           --      N/A        N/A          N/A
   Socially Responsive Portfolio
     December 31, 2007 ..........       15    14.16      13.75        1.40%      2.20%         211     6.07%      5.28%        0.07%
     December 31, 2006 ..........       13    13.35      13.06        1.40%      2.20%         176    12.18%     11.24%        0.18%
     December 31, 2005 ..........       19    11.90      11.74        1.40%      2.20%         223     5.40%      4.54%        0.00%
     December 31, 2004 ..........       --    11.29      11.23        1.40%      2.20%           2    12.79%     12.19%        0.00%
     Inception May 1, 2004 ......       --    10.01      10.01         N/A        N/A           --      N/A        N/A          N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
     December 31, 2007 ..........    1,181     9.79       9.73        1.40%      2.20%      11,556    -2.39%     -2.99%        1.12%
     Inception May 1, 2007 ......       --    10.03      10.03         N/A        N/A           --      N/A        N/A          N/A
   JNF Equity Portfolio
     December 31, 2007 ..........    1,051     8.96       8.91        1.40%      2.20%       9,415   -10.49%    -10.99%        0.00%
     Inception May 1, 2007 ......       --    10.01      10.01         N/A        N/A           --      N/A        N/A          N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2007 ..........        4    11.09      10.94        1.40%      2.20%          48     6.84%      5.91%        9.91%
     December 31, 2006 ..........       --    10.38      10.33        1.40%      2.20%           2     4.11%      3.61%        2.91%
     Inception May 1, 2006 ......       --     9.97       9.97         N/A        N/A           --      N/A        N/A          N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2007 ..........       19    11.56      11.41        1.40%      2.20%         217    21.43%     20.61%        6.83%
     December 31, 2006 ..........       13     9.52       9.46        1.40%      2.20%         120    -5.74%     -6.34%        4.08%
     Inception May 1, 2006 ......       --    10.10      10.10         N/A        N/A           --      N/A        N/A          N/A
   Emerging Markets Bond Portfolio
     December 31, 2007 ..........        2    11.20      11.05        1.40%      2.20%          23     4.38%      3.46%        5.73%
     December 31, 2006 ..........        2    10.73      10.68        1.40%      2.20%          20     7.52%      7.01%        3.65%
     Inception May 1, 2006 ......       --     9.98       9.98         N/A        N/A           --      N/A        N/A          N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2007 ..........        1    10.46      10.32        1.40%      2.20%           8     2.25%      1.38%        3.38%
     December 31, 2006 ..........        1    10.23      10.18        1.40%      2.20%          15     2.20%      1.70%        2.33%
     Inception May 1, 2006 ......       --    10.01      10.01         N/A        N/A           --      N/A        N/A          N/A
   Global Bond Unhedged Portfolio
     December 31, 2007 ..........       30    10.99      10.85        1.40%      2.20%         335     8.17%      7.32%        3.31%
     December 31, 2006 ..........        5    10.16      10.11        1.40%      2.20%          52     1.60%      1.10%        2.32%
     Inception May 1, 2006 ......       --    10.00      10.00         N/A        N/A           --      N/A        N/A          N/A
   High Yield Portfolio
     December 31, 2007 ..........       19    10.75      10.60        1.40%      2.20%         200     2.09%      1.24%        7.01%
     December 31, 2006 ..........        7    10.53      10.47        1.40%      2.20%          78     5.41%      4.80%        4.55%
     Inception May 1, 2006 ......       --     9.99       9.99         N/A        N/A           --      N/A        N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH             STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE            EXPENSE RATIO      (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Money Market Portfolio
      December 31, 2007 ............   2,388  $  10.78  $    10.47      1.40%       2.20%  $25,750      3.36%       2.55%   4.73%
      December 31, 2006 ............     277     10.43       10.21      1.40%       2.20%    2,925      3.17%       2.30%   4.71%
      December 31, 2005 ............      93     10.11        9.98      1.40%       2.20%      944      1.30%       0.60%   3.05%
      December 31, 2004 ............      14      9.98        9.92      1.40%       2.20%      142     -0.20%      -0.80%   0.78%
      Inception May 1, 2004 ........      --     10.00       10.00       N/A         N/A        --       N/A         N/A     N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2007 ............      18     10.21       10.07      1.40%       2.20%      187    -13.84%     -14.59%  17.37%
      December 31, 2006 ............      26     11.85       11.79      1.40%       2.20%      308     20.67%      20.06%   9.40%
      Inception May 1, 2006 ........      --      9.82        9.82       N/A         N/A        --       N/A         N/A     N/A
   Real Return Portfolio
      December 31, 2007 ............     170     12.32       11.40      1.40%       2.20%    2,094      9.12%       8.16%   4.68%
      December 31, 2006 ............     172     11.29       10.54      1.40%       2.20%    1,938     -0.70%      -1.40%   4.18%
      December 31, 2005 ............     309     11.37       10.69      1.40%       2.20%    3,509      0.71%      -0.19%   2.85%
      December 31, 2004 ............     183     11.29       10.71      1.40%       2.20%    2,068      7.36%       6.57%   1.03%
      December 31, 2003 ............      90     10.52       10.05      1.40%       2.20%      945      4.79%        N/A    0.35%
      Inception May 1, 2003 ........      --     10.04         N/A       N/A         N/A        --       N/A         N/A     N/A
   Short-Term Portfolio
      December 31, 2007 ............      81     10.72       10.41      1.40%       2.20%      864      2.98%       2.16%   4.69%
      December 31, 2006 ............      46     10.41       10.19      1.40%       2.20%      479      2.87%       2.00%   4.28%
      December 31, 2005 ............      65     10.12        9.99      1.40%       2.20%      656      1.10%       0.30%   2.83%
      December 31, 2004 ............      44     10.01        9.96      1.40%       2.20%      445      0.10%      -0.40%   1.10%
      Inception May 1, 2004 ........      --     10.00       10.00       N/A         N/A        --       N/A         N/A     N/A
   StockPLUS(R) Total Return Portfolio
      December 31, 2007 ............       2     11.81       11.65      1.40%       2.20%       20      8.05%       7.18%   3.67%
      December 31, 2006 ............       4     10.93       10.87      1.40%       2.20%       48     10.40%       9.80%   2.22%
      Inception May 1, 2006 ........      --      9.90        9.90       N/A         N/A        --       N/A         N/A     N/A
   Total Return Portfolio
      December 31, 2007 ............     365     11.60       11.21      1.40%       2.20%    4,239      7.21%       6.36%   4.81%
      December 31, 2006 ............     339     10.82       10.54      1.40%       2.20%    3,672      2.37%       1.64%   4.45%
      December 31, 2005 ............     270     10.57       10.37      1.40%       2.20%    2,855      1.05%       0.19%   3.52%
      December 31, 2004 ............     184     10.46       10.35      1.40%       2.20%    1,923      3.44%       2.59%   1.87%
      December 31, 2003 ............      80     10.11       10.09      1.40%       2.20%      805      1.02%        N/A    1.49%
      Inception May 1, 2003 ........      --     10.01         N/A       N/A         N/A        --       N/A         N/A     N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
      December 31, 2007 ............     195     12.99       14.34      1.40%       2.20%    2,535     -0.84%      -1.65%   2.13%
      December 31, 2006 ............     428     13.10       14.58      1.40%       2.20%    5,614     20.40%      19.51%   2.44%
      December 31, 2005 ............     243     10.88       12.20      1.40%       2.20%    2,650      4.02%       3.21%   2.11%
      December 31, 2004 ............     193     10.46       11.82      1.40%       2.20%    2,021     14.46%      13.48%   2.12%
      December 31, 2003 ............     196      9.14       10.42      1.40%       2.20%    1,792     20.57%        N/A    1.98%
   Fund Portfolio
      December 31, 2007 ............     124     11.51       13.55      1.40%       2.20%    1,424      3.32%       2.50%   0.91%
      December 31, 2006 ............     249     11.14       13.22      1.40%       2.20%    2,771     14.72%      13.87%   1.10%
      December 31, 2005 ............     272      9.71       11.61      1.40%       2.20%    2,639      4.53%       3.66%   1.11%
      December 31, 2004 ............     297      9.29       11.20      1.40%       2.20%    2,759      9.34%       8.48%   1.05%
      December 31, 2003 ............     169      8.50       10.32      1.40%       2.20%    1,438     21.72%        N/A    0.93%
   High Yield Portfolio
      December 31, 2007 ............      57     11.61       11.36      1.40%       2.20%      657      4.13%       3.27%   5.06%
      December 31, 2006 ............      71     11.15       11.00      1.40%       2.20%      791      6.80%       5.87%   5.00%
      December 31, 2005 ............      --     10.44       10.39      1.40%       2.20%        1      4.40%       3.90%   3.51%
      Inception May 1, 2005 ........      --     10.00       10.00       N/A         N/A        --       N/A         N/A     N/A
   International Value Portfolio
      December 31, 2007 ............     112     11.22       11.13      1.40%       2.20%    1,256     11.64%      10.75%   0.37%
      December 31, 2006 ............      41     10.05       10.05      1.40%       2.20%      408      0.70%       0.70%   0.00%
      Inception November 15, 2006 ..      --      9.98        9.98       N/A         N/A        --       N/A         N/A     N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                             STANDARD    STD WITH   STANDARD   STD WITH             STANDARD  STD WITH
                                             CONTRACT   ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS    ---------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                    (000S)        UNIT VALUE              EXPENSE RATIO    (000S)       TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Mid Cap Value Portfolio
      December 31, 2007 ..........      10   $  12.54   $    12.27      1.40%       2.20%  $   128      3.89%       3.02%      0.83%
      December 31, 2006 ..........      19      12.07        11.91      1.40%       2.20%      223     10.73%       9.77%      0.00%
      December 31, 2005 ..........      12      10.90        10.85      1.40%       2.20%      129      8.35%       7.85%      0.12%
      Inception May 1, 2005 ......      --      10.06        10.06       N/A         N/A        --       N/A         N/A        N/A
ROYCE CAPITAL FUNDS:
   Micro-Cap Portfolio
      December 31, 2007 ..........      83      22.32        14.89      1.40%       2.20%    1,846      2.53%       1.64%      1.24%
      December 31, 2006 ..........     105      21.77        14.65      1.40%       2.20%    2,275     19.42%      18.53%      0.18%
      December 31, 2005 ..........      80      18.23        12.36      1.40%       2.20%    1,453     10.02%       9.19%      0.47%
      December 31, 2004 ..........     106      16.57        11.32      1.40%       2.20%    1,754     12.28%      11.32%      0.00%
      December 31, 2003 ..........      69      14.76        10.17      1.40%       2.20%    1,011     46.81%        N/A       0.00%
      Inception May 1, 2003 ......      --      10.05          N/A       N/A         N/A        --       N/A         N/A        N/A
   Small-Cap Portfolio
      December 31, 2007 ..........     125      20.21        14.29      1.40%       2.20%    2,501     -3.49%      -4.22%      0.04%
      December 31, 2006 ..........     197      20.94        14.92      1.40%       2.20%    4,098     13.99%      13.03%      0.06%
      December 31, 2005 ..........     239      18.37        13.20      1.40%       2.20%    4,373      7.05%       6.19%      0.00%
      December 31, 2004 ..........     262      17.16        12.43      1.40%       2.20%    4,479     23.19%      22.23%      0.00%
      December 31, 2003 ..........      61      13.93        10.17      1.40%       2.20%      825     39.54%        N/A       0.00%
      Inception May 1, 2003 ......      --       9.98          N/A       N/A         N/A        --       N/A         N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2007 ..........      41      14.00        13.71      1.40%       2.20%      578     12.18%      11.28%      0.49%
      December 31, 2006 ..........      13      12.48        12.32      1.40%       2.20%      161     10.74%       9.90%      0.22%
      December 31, 2005 ..........      --      11.27        11.21      1.40%       2.20%        3     12.25%      11.65%      0.46%
      Inception May 1, 2005 ......      --      10.04        10.04       N/A         N/A        --       N/A         N/A        N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2007 ..........       8      11.78        11.53      1.40%       2.20%       90      4.71%       3.87%      2.21%
      December 31, 2006 ..........       4      11.25        11.10      1.40%       2.20%       46      6.84%       6.02%      5.26%
      December 31, 2005 ..........      --      10.53        10.47      1.40%       2.20%        4      4.99%       4.39%      0.68%
      Inception May 1, 2005 ......      --      10.03        10.03       N/A         N/A        --       N/A         N/A        N/A
   Banking Fund
      December 31, 2007 ..........      12       8.76         8.50      1.40%       2.20%      106    -28.08%     -28.69%      4.53%
      December 31, 2006 ..........      17      12.18        11.92      1.40%       2.20%      211      9.73%       8.86%      2.72%
      December 31, 2005 ..........       6      11.10        10.95      1.40%       2.20%       69     -4.15%      -4.87%      0.90%
      December 31, 2004 ..........      10      11.58        11.51      1.40%       2.20%      121     14.65%      14.07%      1.19%
      Inception May 1, 2004 ......      --      10.10        10.09       N/A         N/A        --       N/A         N/A        N/A
   Basic Materials Fund
      December 31, 2007 ..........     146      20.21        19.63      1.40%       2.20%    2,944     32.09%      31.04%      0.14%
      December 31, 2006 ..........     126      15.30        14.98      1.40%       2.20%    1,936     20.57%      19.65%      1.74%
      December 31, 2005 ..........      74      12.69        12.52      1.40%       2.20%      942      2.59%       1.79%      0.65%
      December 31, 2004 ..........       9      12.37        12.30      1.40%       2.20%      112     24.07%      23.37%      0.12%
      Inception May 1, 2004 ......      --       9.97         9.97       N/A         N/A        --       N/A         N/A        N/A
   Biotechnology Fund
      December 31, 2007 ..........       5       9.91         9.62      1.40%       2.20%       46      3.01%       2.12%      0.00%
      December 31, 2006 ..........       8       9.62         9.42      1.40%       2.20%       77     -4.66%      -5.42%      0.00%
      December 31, 2005 ..........      41      10.09         9.96      1.40%       2.20%      410      9.08%       8.26%      0.00%
      December 31, 2004 ..........      --       9.25         9.20      1.40%       2.20%        3     -5.61%      -6.03%      0.00%
      Inception May 1, 2004 ......      --       9.80         9.79       N/A         N/A        --       N/A         N/A        N/A
   Consumer Products Fund
      December 31, 2007 ..........      10      12.96        12.58      1.40%       2.20%      125      9.55%       8.64%      1.78%
      December 31, 2006 ..........      18      11.83        11.58      1.40%       2.20%      210     15.75%      14.88%      0.94%
      December 31, 2005 ..........      17      10.22        10.08      1.40%       2.20%      175     -1.73%      -2.61%      0.60%
      December 31, 2004 ..........       8      10.40        10.35      1.40%       2.20%       88      2.97%       2.48%      0.03%
      Inception May 1, 2004 ......      --      10.10        10.10       N/A         N/A        --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD   STD WITH    STANDARD   STD WITH             STANDARD   STD WITH
                                             CONTRACT   ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS    ---------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                    (000S)           UNIT VALUE         EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Dow 2X Strategy Fund
      December 31, 2007 ..........      44   $  14.37   $    13.98      1.40%       2.20%  $   633      6.60%       5.75%      1.07%
      December 31, 2006 ..........      36      13.48        13.22      1.40%       2.20%      480     28.75%      27.73%      1.24%
      December 31, 2005 ..........       1      10.47        10.35      1.40%       2.20%       14     -5.16%      -5.91%      0.82%
      December 31, 2004 ..........       1      11.04        11.00      1.40%       2.20%        7     11.29%      10.89%      2.21%
      Inception July 15, 2004 ....      --       9.92         9.92       N/A         N/A        --       N/A         N/A        N/A
   Electronics Fund
      December 31, 2007 ..........       5       9.05         8.79      1.40%       2.20%       47     -3.93%      -4.66%      0.00%
      December 31, 2006 ..........       2       9.42         9.22      1.40%       2.20%       21      1.07%       0.22%      0.00%
      December 31, 2005 ..........      11       9.32         9.20      1.40%       2.20%      105      2.42%       1.66%      0.00%
      December 31, 2004 ..........      --       9.10         9.05      1.40%       2.20%        1     -6.57%      -7.08%      0.00%
      Inception May 1, 2004 ......      --       9.74         9.74       N/A         N/A        --       N/A         N/A        N/A
   Energy Fund
      December 31, 2007 ..........      91      23.96        23.26      1.40%       2.20%    2,176     31.36%      30.31%      0.00%
      December 31, 2006 ..........      89      18.24        17.85      1.40%       2.20%    1,627     10.41%       9.44%      0.00%
      December 31, 2005 ..........     169      16.52        16.31      1.40%       2.20%    2,799     36.53%      35.58%      0.02%
      December 31, 2004 ..........      74      12.10        12.03      1.40%       2.20%      895     18.40%      17.71%      0.01%
      Inception May 1, 2004 ......      --      10.22        10.22       N/A         N/A        --       N/A         N/A        N/A
   Energy Services Fund
      December 31, 2007 ..........     154      26.15        25.39      1.40%       2.20%    4,038     35.21%      34.13%      0.00%
      December 31, 2006 ..........     105      19.34        18.93      1.40%       2.20%    2,031      9.45%       8.54%      0.00%
      December 31, 2005 ..........     222      17.67        17.44      1.40%       2.20%    3,932     46.15%      45.09%      0.00%
      December 31, 2004 ..........      57      12.09        12.02      1.40%       2.20%      693     -0.79%      18.19%      0.00%
      Inception May 1, 2004 ......      --      10.17        10.17       N/A         N/A        --       N/A         N/A        N/A
   Europe 1.25X Strategy Fund
      December 31, 2007 ..........      57      17.98        17.46      1.40%       2.20%    1,033     11.54%      10.65%      2.41%
      December 31, 2006 ..........      67      16.12        15.78      1.40%       2.20%    1,075     27.63%      26.65%      3.19%
      December 31, 2005 ..........      19      12.63        12.46      1.40%       2.20%      241      4.90%       4.09%      0.23%
      December 31, 2004 ..........      67      12.04        11.97      1.40%       2.20%      807     19.09%      18.40%     62.24%
      Inception May 1, 2004 ......      --      10.11        10.11       N/A         N/A        --       N/A         N/A        N/A
   Financial Services Fund
      December 31, 2007 ..........       3      10.78        10.46      1.40%       2.20%       35    -19.91%     -20.64%      0.78%
      December 31, 2006 ..........      31      13.46        13.18      1.40%       2.20%      423     15.14%      14.21%      2.28%
      December 31, 2005 ..........      16      11.69        11.54      1.40%       2.20%      184      1.92%       1.14%      0.98%
      December 31, 2004 ..........       2      11.47        11.41      1.40%       2.20%       28     14.13%      13.53%      1.02%
      Inception May 1, 2004 ......      --      10.05        10.05       N/A         N/A        --       N/A         N/A        N/A
   Government Long Bond 1.2X Strategy Fund
      December 31, 2007 ..........     113      11.35        11.58      1.40%       2.20%    1,281      8.20%       7.42%      3.51%
      December 31, 2006 ..........      58      10.49        10.78      1.40%       2.20%      607     -4.46%      -5.27%      3.68%
      December 31, 2005 ..........      43      10.98        11.38      1.40%       2.20%      474      6.19%       5.37%      3.32%
      December 31, 2004 ..........      27      10.34        10.80      1.40%       2.20%      278      6.95%       6.06%      3.33%
      December 31, 2003 ..........      11       9.67        10.18      1.40%       2.20%      107     -3.18%        N/A       1.29%
      Inception May 1, 2003 ......      --       9.99          N/A       N/A         N/A        --       N/A         N/A        N/A
   Health Care Fund
      December 31, 2007 ..........      60      11.89        11.55      1.40%       2.20%      715      4.48%       3.68%      0.00%
      December 31, 2006 ..........      72      11.38        11.14      1.40%       2.20%      819      3.74%       2.86%      0.00%
      December 31, 2005 ..........      86      10.97        10.83      1.40%       2.20%      943      9.05%       8.30%      0.00%
      December 31, 2004 ..........      21      10.06        10.00      1.40%       2.20%      209     -0.10%      -0.60%      0.00%
      Inception May 1, 2004 ......      --      10.07        10.06       N/A         N/A        --       N/A         N/A        N/A
   Internet Fund
      December 31, 2007 ..........      12      12.81        12.44      1.40%       2.20%      156      8.84%       7.99%      0.00%
      December 31, 2006 ..........       3      11.77        11.52      1.40%       2.20%       40      8.18%       7.26%      0.00%
      December 31, 2005 ..........      12      10.88        10.74      1.40%       2.20%      128     -2.77%      -3.50%      0.00%
      December 31, 2004 ..........      --      11.19        11.13      1.40%       2.20%        3     14.30%      13.69%      0.00%
      Inception May 1, 2004 ......      --       9.79         9.79       N/A         N/A        --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                             STANDARD    STD WITH   STANDARD   STD WITH             STANDARD   STD WITH
                                             CONTRACT   ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT  ALL RIDERS  INVESTMENT
                                    UNITS    ---------------------  --------------------   ASSETS   --------------------    INCOME
FUND DESCRIPTION                    (000S)         UNIT VALUE           EXPENSE RATIO      (000S)       TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Dow 2X Strategy Fund
      December 31, 2007 ..........       3   $   6.04   $     5.88      1.40%       2.20%  $    17    -10.25%     -10.91%      0.83%
      December 31, 2006 ..........      40       6.73         6.60      1.40%       2.20%      272    -22.91%     -23.52%      2.45%
      December 31, 2005 ..........       2       8.73         8.63      1.40%       2.20%       16      0.23%      -0.58%      1.23%
      December 31, 2004 ..........      --       8.71         8.68      1.40%       2.20%       --    -13.59%     -13.89%      0.00%
      Inception July 15, 2004 ....      --      10.08        10.08       N/A         N/A        --       N/A         N/A        N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2007 ..........       8       8.13         7.82      1.40%       2.20%       62     -5.79%      -6.57%      5.46%
      December 31, 2006 ..........      12       8.63         8.37      1.40%       2.20%      104       6.54%      5.82%      0.20%
      December 31, 2005 ..........     100       8.10         7.91      1.40%       2.20%      806     -6.47%      -7.38%      0.00%
      December 31, 2004 ..........     163       8.66         8.54      1.40%       2.20%    1,411    -11.95%     -12.57%      0.00%
      December 31, 2003 ..........      22       9.83         9.77      1.40%       2.20%      214     -1.64%        N/A       0.00%
      Inception May 1, 2003 ......      --      10.00          N/A       N/A         N/A        --       N/A         N/A        N/A
   Inverse Mid-Cap Strategy Fund
      December 31, 2007 ..........      --       7.26         7.06      1.40%       2.20%        2     -3.33%      -4.08%      1.68%
      December 31, 2006 ..........       5       7.51         7.36      1.40%       2.20%       39     -5.18%      -6.00%      2.28%
      December 31, 2005 ..........      --       7.92         7.83      1.40%       2.20%       --     -9.38%     -10.10%      0.00%
      December 31, 2004 ..........      --       8.74         8.71      1.40%       2.20%       --    -12.07%     -12.37%      0.00%
      Inception July 15, 2004 ....      --       9.94         9.94       N/A         N/A        --       N/A         N/A        N/A
   Inverse OTC Strategy Fund
      December 31, 2007 ..........       4       7.33         7.12      1.40%       2.20%       30    -12.53%     -13.28%     10.42%
      December 31, 2006 ..........      87       8.38         8.21      1.40%       2.20%      727     -2.78%      -3.53%      6.34%
      December 31, 2005 ..........      12       8.62         8.51      1.40%       2.20%      105     -0.12%      -0.93%      0.00%
      December 31, 2004 ..........       1       8.63         8.59      1.40%       2.20%       10    -14.64%     -15.03%      0.00%
      Inception May 1, 2004 ......      --      10.11        10.11       N/A         N/A        --       N/A         N/A        N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2007 ..........     167       7.29         7.10      1.40%       2.20%    1,220      3.85%       3.05%     12.34%
      December 31, 2006 ..........      87       7.02         6.89      1.40%       2.20%      613    -13.23%     -13.77%      5.17%
      December 31, 2005 ..........      75       8.09         7.99      1.40%       2.20%      604     -4.37%      -5.22%      9.11%
      December 31, 2004 ..........      --       8.46         8.43      1.40%       2.20%       --    -15.06%     -15.36%      0.00%
      Inception July 15, 2004 ....      --       9.96         9.96       N/A         N/A        --       N/A         N/A        N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2007 ..........      --       6.30         7.32      1.40%       2.20%       --     -0.63%      -1.35%      0.00%
      December 31, 2006 ..........       2       6.34         7.42      1.40%       2.20%       15     -8.78%      -9.51%      3.02%
      December 31, 2005 ..........       4       6.95         8.20      1.40%       2.20%       26     -2.11%      -2.96%      0.00%
      December 31, 2004 ..........       3       7.10         8.45      1.40%       2.20%       24    -11.46%     -12.14%      0.00%
      December 31, 2003 ..........      62       8.02         9.62      1.40%       2.20%      494     -4.45%        N/A       0.00%
      Inception May 1, 2003 ......      --       9.99          N/A       N/A         N/A        --       N/A         N/A        N/A
   Japan 1.25X Strategy Fund
      December 31, 2007 ..........       9      11.11        10.79      1.40%       2.20%      100    -12.52%     -13.19%      2.79%
      December 31, 2006 ..........      38      12.70        12.43      1.40%       2.20%      480      3.67%       2.90%      2.20%
      December 31, 2005 ..........      71      12.25        12.08      1.40%       2.20%      864     18.70%      17.74%      0.00%
      December 31, 2004 ..........       4      10.32        10.26      1.40%       2.20%       45      6.28%       5.88%      0.00%
      Inception May 1, 2004 ......      --       9.87         9.87       N/A         N/A        --       N/A         N/A        N/A
   Large-Cap Growth Fund
      December 31, 2007 ..........      40      11.32        11.01      1.40%       2.20%      455      3.47%       2.61%      0.00%
      December 31, 2006 ..........      25      10.94        10.73      1.40%       2.20%      269      3.89%       3.07%      0.00%
      December 31, 2005 ..........      14      10.53        10.41      1.40%       2.20%      150      0.38%      -0.38%      0.24%
      December 31, 2004 ..........      11      10.49        10.45      1.40%       2.20%      116      3.61%       3.01%      0.94%
      Inception July 15, 2004 ....      --       9.96         9.96       N/A         N/A        --       N/A         N/A        N/A
   Large-Cap Value Fund
      December 31, 2007 ..........      34      12.42        12.09      1.40%       2.20%      423     -6.69%      -7.43%      0.99%
      December 31, 2006 ..........     118      13.31        13.06      1.40%       2.20%    1,570     16.04%      15.17%      0.64%
      December 31, 2005 ..........      22      11.47        11.34      1.40%       2.20%      250      2.69%       1.89%      0.69%
      December 31, 2004 ..........       9      11.17        11.13      1.40%       2.20%      104     12.15%      11.75%      0.53%
      Inception July 15, 2004 ....      --       9.96         9.96       N/A         N/A        --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)       TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Leisure Fund
      December 31, 2007 ............      23  $  12.63  $    12.26      1.40%       2.20% $   294     -3.88%      -4.74%       0.00%
      December 31, 2006 ............      69     13.14       12.87      1.40%       2.20%     904     21.78%      20.85%       0.00%
      December 31, 2005 ............      90     10.79       10.65      1.40%       2.20%     969     -6.26%      -6.91%       0.00%
      December 31, 2004 ............      28     11.51       11.44      1.40%       2.20%     317     14.87%      14.17%       0.00%
      Inception May 1, 2004 ........      --     10.02       10.02       N/A         N/A       --       N/A         N/A         N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2007 ............      22     22.35       14.89      1.40%       2.20%     489      2.15%       1.29%       1.27%
      December 31, 2006 ............      29     21.88       14.70      1.40%       2.20%     642      8.91%       8.09%       0.27%
      December 31, 2005 ............      36     20.09       13.60      1.40%       2.20%     714     12.49%      11.57%       0.00%
      December 31, 2004 ............      29     17.86       12.19      1.40%       2.20%     525     20.47%      19.50%       0.00%
      December 31, 2003 ............      12     14.82       10.20      1.40%       2.20%     179     48.26%        N/A        0.00%
      Inception May 1, 2003 ........      --     10.00         N/A       N/A         N/A       --       N/A         N/A         N/A
   Mid-Cap Growth Fund
      December 31, 2007 ............       5     13.22       12.86      1.40%       2.20%      70      6.96%       6.02%       0.00%
      December 31, 2006 ............       6     12.36       12.13      1.40%       2.20%      70      1.64%       0.92%       0.00%
      December 31, 2005 ............      60     12.16       12.02      1.40%       2.20%     724      9.95%       9.07%       0.00%
      December 31, 2004 ............       1     11.06       11.02      1.40%       2.20%       7      9.94%       9.54%       0.00%
      Inception July 15, 2004 ......      --     10.06       10.06       N/A         N/A       --       N/A         N/A         N/A
   Mid-Cap Value Fund
      December 31, 2007 ............      45     13.10       12.74      1.40%       2.20%     594     -6.16%      -6.94%       0.94%
      December 31, 2006 ............     137     13.96       13.69      1.40%       2.20%   1,912     15.47%      14.56%       1.04%
      December 31, 2005 ............      29     12.09       11.95      1.40%       2.20%     347      6.80%       5.94%       1.96%
      December 31, 2004 ............      --     11.32       11.28      1.40%       2.20%       1     12.75%      12.35%       0.00%
      Inception July 15, 2004 ......      --     10.04       10.04       N/A         N/A       --       N/A         N/A         N/A
   Nova Fund
      December 31, 2007 ............     115     13.48       13.85      1.40%       2.20%   1,546     -0.30%      -1.07%       1.41%
      December 31, 2006 ............     136     13.52       14.00      1.40%       2.20%   1,842     17.57%      16.67%       1.30%
      December 31, 2005 ............     163     11.50       12.00      1.40%       2.20%   1,878      2.59%       1.69%       0.42%
      December 31, 2004 ............     223     11.21       11.80      1.40%       2.20%   2,500     12.98%      12.13%       0.04%
      December 31, 2003 ............     456      9.92       10.52      1.40%       2.20%   4,523     37.26%        N/A        0.00%
   OTC 2X Strategy Fund
      December 31, 2007 ............      55     15.14       14.70      1.40%       2.20%     834     26.38%      25.43%       0.28%
      December 31, 2006 ............      36     11.98       11.72      1.40%       2.20%     429      3.45%       2.54%       0.08%
      December 31, 2005 ............      50     11.58       11.43      1.40%       2.20%     577     -4.38%      -5.15%       0.00%
      December 31, 2004 ............      34     12.11       12.05      1.40%       2.20%     416     23.95%      23.34%       0.09%
      Inception May 1, 2004 ........      --      9.77        9.77       N/A         N/A       --       N/A         N/A         N/A
   OTC Fund
      December 31, 2007 ............     147     17.01       12.88      1.40%       2.20%   2,507     16.19%      15.21%       0.07%
      December 31, 2006 ............     162     14.64       11.18      1.40%       2.20%   2,367      4.27%       3.52%       0.00%
      December 31, 2005 ............     210     14.04       10.80      1.40%       2.20%   2,954     -0.28%      -1.10%       0.00%
      December 31, 2004 ............     392     14.08       10.92      1.40%       2.20%   5,522      7.83%       6.97%       0.00%
      December 31, 2003 ............     767     13.06       10.21      1.40%       2.20%  10,018     43.40%        N/A        0.00%
   Precious Metals Fund
      December 31, 2007 ............      47     19.28       18.72      1.40%       2.20%     915     17.92%      16.93%       0.00%
      December 31, 2006 ............      72     16.35       16.01      1.40%       2.20%   1,173     19.69%      18.77%       0.00%
      December 31, 2005 ............      80     13.66       13.48      1.40%       2.20%   1,091     19.20%      18.25%       0.00%
      December 31, 2004 ............       6     11.46       11.40      1.40%       2.20%      66     14.60%      14.00%       0.00%
      Inception May 1, 2004 ........      --     10.00       10.00       N/A         N/A       --       N/A         N/A         N/A
   Real Estate Fund
      December 31, 2007 ............      11     14.53       14.11      1.40%       2.20%     164    -20.21%     -20.86%       1.21%
      December 31, 2006 ............      30     18.21       17.83      1.40%       2.20%     545     28.87%      27.91%       2.37%
      December 31, 2005 ............      23     14.13       13.94      1.40%       2.20%     331      5.68%       4.81%       1.12%
      December 31, 2004 ............      21     13.37       13.30      1.40%       2.20%     283     32.51%      31.81%       0.85%
      Inception May 1, 2004 ........      --     10.09       10.09       N/A         N/A       --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE          EXPENSE RATIO      (000S)       TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Retailing Fund
      December 31, 2007 ............       2  $  10.38  $    10.08      1.40%       2.20% $    23    -13.79%     -14.50%       0.00%
      December 31, 2006 ............       3     12.04       11.79      1.40%       2.20%      32      8.57%       7.67%       0.00%
      December 31, 2005 ............       5     11.09       10.95      1.40%       2.20%      55      4.03%       3.20%       0.00%
      December 31, 2004 ............      --     10.66       10.61      1.40%       2.20%       3      6.71%       6.21%       0.00%
      Inception May 1, 2004 ........      --      9.99        9.99       N/A         N/A       --       N/A         N/A         N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2007 ............      16     21.93       13.88      1.40%       2.20%     353     -8.05%      -8.80%       1.52%
      December 31, 2006 ............      34     23.85       15.22      1.40%       2.20%     812     19.19%      18.26%       0.27%
      December 31, 2005 ............      24     20.01       12.87      1.40%       2.20%     487      2.46%       1.66%       2.75%
      December 31, 2004 ............      70     19.53       12.66      1.40%       2.20%   1,301     23.46%      22.45%       0.00%
      December 31, 2003 ............      60     15.82       10.34      1.40%       2.20%     953     57.96%        N/A        3.20%
      Inception May 1, 2003 ........      --     10.01         N/A       N/A         N/A       --       N/A         N/A         N/A
   S&P 500 2X Strategy Fund
      December 31, 2007 ............      33     14.26       13.85      1.40%       2.20%     472     -0.77%      -1.56%       1.01%
      December 31, 2006 ............      31     14.37       14.07      1.40%       2.20%     445     21.99%      20.98%       1.91%
      December 31, 2005 ............      26     11.78       11.63      1.40%       2.20%     307      1.90%       1.13%       0.11%
      December 31, 2004 ............      35     11.56       11.50      1.40%       2.20%     408     15.02%      14.43%       0.00%
      Inception May 1, 2004 ........      --     10.05       10.05       N/A         N/A       --       N/A         N/A         N/A
   Sector Rotation Fund
      December 31, 2007 ............      30     20.34       16.07      1.40%       2.20%     610     21.00%      20.01%       0.00%
      December 31, 2006 ............      17     16.81       13.39      1.40%       2.20%     288      9.87%       9.04%       0.00%
      December 31, 2005 ............      33     15.30       12.28      1.40%       2.20%     512     12.17%      11.23%       0.00%
      December 31, 2004 ............      33     13.64       11.04      1.40%       2.20%     444      9.14%       8.28%       0.00%
      December 31, 2003 ............      18     12.50       10.20      1.40%       2.20%     227     24.67%        N/A        0.00%
      Inception May 1, 2003 ........      --     10.02         N/A       N/A         N/A       --       N/A         N/A         N/A
   Small-Cap Growth Fund
      December 31, 2007 ............      36     12.63       12.29      1.40%       2.20%     457     -1.56%      -2.31%       0.00%
      December 31, 2006 ............      48     12.83       12.58      1.40%       2.20%     613      6.30%       5.36%       0.00%
      December 31, 2005 ............      13     12.07       11.94      1.40%       2.20%     162      4.68%       3.92%       0.00%
      December 31, 2004 ............       1     11.53       11.49      1.40%       2.20%      15     14.61%      14.21%       0.00%
      Inception July 15, 2004 ......      --     10.06       10.06       N/A         N/A       --       N/A         N/A         N/A
   Small-Cap Value Fund
      December 31, 2007 ............      20     10.85       10.55      1.40%       2.20%     219    -21.43%     -22.14%       0.17%
      December 31, 2006 ............      52     13.81       13.55      1.40%       2.20%     720     17.53%      16.61%       1.11%
      December 31, 2005 ............       3     11.75       11.62      1.40%       2.20%      31      2.17%       1.40%       0.00%
      December 31, 2004 ............       5     11.50       11.46      1.40%       2.20%      52     14.54%      14.14%       0.18%
      Inception July 15, 2004 ......      --     10.04       10.04       N/A         N/A       --       N/A         N/A         N/A
   Technology Fund
      December 31, 2007 ............      20     12.09       11.74      1.40%       2.20%     244      8.82%       8.00%       0.00%
      December 31, 2006 ............      12     11.11       10.87      1.40%       2.20%     137      4.42%       3.52%       0.00%
      December 31, 2005 ............       8     10.64       10.50      1.40%       2.20%      83      1.72%       0.86%       0.00%
      December 31, 2004 ............       2     10.46       10.41      1.40%       2.20%      19      6.30%       5.79%       0.00%
      Inception May 1, 2004 ........      --      9.84        9.84       N/A         N/A       --       N/A         N/A         N/A
   Telecommunications Fund
      December 31, 2007 ............      60     13.71       13.32      1.40%       2.20%     827      7.70%       6.90%       0.16%
      December 31, 2006 ............      60     12.73       12.46      1.40%       2.20%     763     17.87%      16.89%       3.69%
      December 31, 2005 ............      11     10.80       10.66      1.40%       2.20%     122     -0.28%      -1.02%       0.00%
      December 31, 2004 ............       2     10.83       10.77      1.40%       2.20%      18      9.50%       8.90%       0.00%
      Inception May 1, 2004 ........      --      9.89        9.89       N/A         N/A       --       N/A         N/A         N/A
   Transportation Fund
      December 31, 2007 ............      21     12.80       12.43      1.40%       2.20%     272    -10.05%     -10.77%       0.00%
      December 31, 2006 ............      60     14.23       13.93      1.40%       2.20%     859      5.88%       5.05%       0.00%
      December 31, 2005 ............      27     13.44       13.26      1.40%       2.20%     356      7.01%       6.16%       0.00%
      December 31, 2004 ............      31     12.56       12.49      1.40%       2.20%     391     25.35%      24.65%       0.00%
      Inception May 1, 2004 ........      --     10.02       10.02       N/A         N/A       --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)       TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   U.S. Government Money Market Fund
      December 31, 2007 ............     376  $  10.23  $    10.08      1.40%       2.20% $ 3,841      2.40%       1.61%       3.84%
      December 31, 2006 ............     578      9.99        9.92      1.40%       2.20%   5,769      2.46%       1.54%       3.73%
      December 31, 2005 ............     415      9.75        9.77      1.40%       2.20%   4,048      0.52%      -0.20%       1.93%
      December 31, 2004 ............     499      9.70        9.79      1.40%       2.20%   4,841     -1.12%      -1.94%       0.26%
      December 31, 2003 ............     367      9.81        9.98      1.40%       2.20%   3,600     -1.38%        N/A        0.01%
   Utilities Fund
      December 31, 2007 ............      53     16.69       16.20      1.40%       2.20%     892     11.34%      10.35%       1.48%
      December 31, 2006 ............      78     14.99       14.68      1.40%       2.20%   1,174     19.25%      18.39%       2.33%
      December 31, 2005 ............     141     12.57       12.40      1.40%       2.20%   1,773      9.02%       8.11%       0.55%
      December 31, 2004 ............     196     11.53       11.47      1.40%       2.20%   2,260     14.61%      14.02%       2.11%
      Inception May 1, 2004 ........      --     10.06       10.06       N/A         N/A       --       N/A         N/A         N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information
     Portfolio
      December 31, 2007 ............     272      8.12       15.58      1.40%       2.20%   2,210     13.57%      12.65%       0.00%
      December 31, 2006 ............     371      7.15       13.83      1.40%       2.20%   2,651     20.37%      19.33%       0.00%
      December 31, 2005 ............     411      5.94       11.59      1.40%       2.20%   2,453      5.88%       5.17%       0.00%
      December 31, 2004 ............     486      5.61       11.02      1.40%       2.20%   2,751      9.39%       8.46%       0.00%
      December 31, 2003 ............     556      5.13       10.16      1.40%       2.20%   2,851     42.06%        N/A        0.00%
   Global Technology Portfolio
      December 31, 2007 ............     184      6.70       13.96      1.40%       2.20%   1,263     13.75%      12.76%       0.00%
      December 31, 2006 ............     201      5.89       12.38      1.40%       2.20%   1,181     15.94%      15.16%       0.00%
      December 31, 2005 ............     216      5.08       10.75      1.40%       2.20%   1,099      6.50%       5.60%       0.00%
      December 31, 2004 ............     263      4.77       10.18      1.40%       2.20%   1,256      2.40%       1.54%       0.00%
      December 31, 2003 ............     298      4.66       10.03      1.40%       2.20%   1,387     34.17%        N/A        0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2007 ............     204     19.68       14.21      1.40%       2.20%   4,021     -6.15%      -6.88%       2.13%
      December 31, 2006 ............     221     20.97       15.26      1.40%       2.20%   4,642     14.15%      13.29%       1.25%
      December 31, 2005 ............     196     18.37       13.47      1.40%       2.20%   3,594     13.05%      12.16%       1.33%
      December 31, 2004 ............     183     16.25       12.01      1.40%       2.20%   2,961     18.23%      17.25%       0.57%
      December 31, 2003 ............      55     13.74       10.24      1.40%       2.20%     751     37.45%        N/A        0.20%
      Inception May 1, 2003 ........      --     10.00         N/A       N/A         N/A       --       N/A         N/A         N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2007 ............      89     10.60       10.29      1.40%       2.20%     944      2.61%       1.78%       0.62%
      December 31, 2006 ............      81     10.33       10.11      1.40%       2.20%     835      7.16%       6.31%       0.00%
      December 31, 2005 ............      18      9.64        9.51      1.40%       2.20%     169     -1.23%      -1.96%       0.00%
      December 31, 2004 ............      10      9.76        9.70      1.40%       2.20%      97     -1.67%      -2.45%       0.00%
      December 31, 2003 ............      20      9.93        9.94      1.40%       2.20%     196     -0.73%        N/A        0.00%
      Inception May 1, 2003 ........      --     10.00         N/A       N/A         N/A       --       N/A         N/A         N/A
   Bond Fund
      December 31, 2007 ............     272     15.38       11.66      1.40%       2.20%   4,171      8.23%       7.27%       4.68%
      December 31, 2006 ............     180     14.21       10.87      1.40%       2.20%   2,549      4.95%       4.22%       9.04%
      December 31, 2005 ............     240     13.54       10.43      1.40%       2.20%   3,247     -4.38%      -5.18%       7.20%
      December 31, 2004 ............     252     14.16       11.00      1.40%       2.20%   3,568      7.66%       6.78%       9.09%
      December 31, 2003 ............     296     13.15       10.30      1.40%       2.20%   3,885     16.52%        N/A        1.95%
   Emerging Markets Fund
      December 31, 2007 ............     317     32.41       30.87      1.40%       2.20%  10,283     35.66%      34.63%       0.50%
      December 31, 2006 ............     472     23.89       22.93      1.40%       2.20%  11,269     37.54%      36.49%       0.60%
      December 31, 2005 ............     531     17.37       16.80      1.40%       2.20%   9,217     30.21%      29.13%       0.81%
      December 31, 2004 ............     638     13.34       13.01      1.40%       2.20%   8,516     24.13%      23.12%       0.54%
      December 31, 2003 ............     593     10.75       10.57      1.40%       2.20%   6,368     52.05%        N/A        0.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)       TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Hard Assets Fund
      December 31, 2007 ............     152  $  36.03  $    32.83      1.40%       2.20% $ 5,452     43.32%      42.18%       0.10%
      December 31, 2006 ............     126     25.14       23.09      1.40%       2.20%   3,155     22.81%      21.78%       0.08%
      December 31, 2005 ............     188     20.47       18.96      1.40%       2.20%   3,848     49.53%      48.36%       0.28%
      December 31, 2004 ............     150     13.69       12.78      1.40%       2.20%   2,055     22.26%      22.15%       0.42%
      December 31, 2003 ............     212     11.20       10.54      1.40%       2.20%   2,363     43.06%        N/A        0.53%
   Real Estate Fund
      December 31, 2007 ............     110     26.10       20.59      1.40%       2.20%   2,876     -0.53%      -1.29%       0.97%
      December 31, 2006 ............     103     26.24       20.86      1.40%       2.20%   2,710     29.13%      28.05%       1.41%
      December 31, 2005 ............     118     20.32       16.29      1.40%       2.20%   2,395     19.32%      18.39%       2.85%
      December 31, 2004 ............     209     17.03       13.76      1.40%       2.20%   3,551     34.31%      33.24%       1.42%
      December 31, 2003 ............     177     12.68       10.33      1.40%       2.20%   2,240     32.63%        N/A        2.06%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2007 ............     499     15.48       15.15      1.40%       2.20%   7,720     20.56%      19.67%       0.00%
      December 31, 2006 ............     600     12.84       12.66      1.40%       2.20%   7,697     13.03%      12.13%       0.00%
      December 31, 2005 ............     720     11.36       11.29      1.40%       2.20%   8,179     14.75%      14.04%       0.00%
      Inception April 8, 2005 ......      --      9.90        9.90       N/A         N/A      N/A       N/A         N/A         N/A
   Opportunity Fund
      December 31, 2007 ............     316     20.34       14.36      1.40%       2.20%   6,433      5.17%       4.28%       0.59%
      December 31, 2006 ............     461     19.34       13.77      1.40%       2.20%   8,908     10.64%       9.81%       0.00%
      December 31, 2005 ............     579     17.48       12.54      1.40%       2.20%  10,122      6.39%       5.56%       0.00%
      December 31, 2004 ............     727     16.43       11.88      1.40%       2.20%  11,944     16.59%      15.59%       0.00%
      December 31, 2003 ............     801     14.09       10.28      1.40%       2.20%  11,291     35.10%        N/A        0.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                NOTES*      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................        j      777,579.8      118,059.5      (895,639.3)            --
   Equity ...................................................        j      520,869.7       59,741.4      (580,611.1)            --
   Fixed Income .............................................        a      541,872.7        2,855.7      (544,728.4)            --
   Government Securities ....................................        a      420,255.5        7,177.6      (427,433.1)            --
   Money Market .............................................        a      976,976.4      178,203.3    (1,155,179.7)            --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................                40,605.0       17,300.7       (27,527.9)      30,377.8
   Core Equity ..............................................               183,632.2       58,076.6       (71,214.3)     170,494.5
   Financial Services .......................................                45,793.8        3,093.5       (17,578.4)      31,308.9
   Global Health Care .......................................                86,296.6        4,777.3       (37,042.1)      54,031.8
   Global Real Estate .......................................               200,536.4       27,976.2      (113,800.1)     114,712.5
   High Yield ...............................................               247,974.3      155,833.5      (137,794.0)     266,013.8
   Mid Cap Core Equity ......................................                34,421.8       12,206.9       (20,676.6)      25,952.1
   Technology ...............................................                73,056.5       16,629.6       (46,694.6)      42,991.5
THE ALGER AMERICAN FUND:
   Growth ...................................................               882,394.5      152,921.8      (333,237.3)     702,079.0
   Leveraged AllCap .........................................               790,297.5      125,958.9      (271,341.7)     644,914.7
   MidCap Growth ............................................               608,219.6      142,150.2      (229,660.2)     520,709.6
   Small Capitalization .....................................               506,772.5       44,588.1      (244,518.6)     306,842.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC.:
   Growth and Income ........................................                69,811.6       20,782.6       (26,777.6)      63,816.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced .................................................                37,216.0       91,738.0       (36,349.3)      92,604.7
   Income & Growth ..........................................               484,038.3       24,826.8      (173,753.3)     335,111.8
   Inflation Protection .....................................                12,518.3       44,804.0       (43,640.4)      13,681.9
   International ............................................               414,436.2       94,181.2      (241,208.1)     267,409.3
   Value ....................................................               721,297.7      106,840.8      (263,699.1)     564,439.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .......................................                      --       18,047.7       (18,047.7)            --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ....................................                13,665.7       21,431.8       (16,970.1)      18,127.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...................               340,884.9        8,596.8       (92,506.5)     256,975.2
DREYFUS STOCK INDEX FUND: ...................................             1,816,035.0       50,001.0      (682,454.0)   1,183,582.0
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ........................................        i      167,260.3          651.9      (167,912.2)            --
   International Value ......................................               525,114.3       35,679.7      (230,997.7)     329,796.3
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................               252,261.6       24,218.9      (105,522.4)     170,958.1
   High Income Bond II ......................................               605,111.4      109,615.1      (344,341.3)     370,385.2
   International Equity II ..................................               245,246.4       39,048.1      (108,792.5)     175,502.0
JANUS ASPEN SERIES:
   Growth and Income ........................................               383,175.7       57,788.4      (170,378.5)     270,585.6
   International Growth .....................................               220,033.4       79,719.2      (133,319.7)     166,432.9
   Large Cap Growth .........................................             1,420,671.0      147,030.1      (421,336.2)   1,146,364.9
   Mid Cap Growth ...........................................               944,154.2       56,317.5      (248,440.6)     752,031.1
   Worldwide Growth .........................................               941,152.3       47,037.1      (260,049.9)     728,139.5
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               148,728.5       71,449.9       (77,746.4)     142,432.0
   International Equity .....................................                36,764.3       31,900.1       (41,056.4)      27,608.0
   Small Cap ................................................               389,831.6       32,950.3      (199,818.8)     222,963.1
   US Strategic Equity ......................................        l      111,507.4       23,910.9       (75,933.0)      59,485.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                NOTES*      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ......................................        b             --       26,494.7       (23,896.8)       2,597.9
   Capital and Income I .....................................        b             --       14,101.2        (5,277.1)       8,824.1
   Fundamental Value I ......................................        b             --       19,107.8        (5,166.6)      13,941.2
   Large Cap Growth I .......................................        b             --       29,156.5       (23,308.4)       5,848.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ...................................        c       17,474.1       12,668.3       (14,102.0)      16,040.4
   Government ...............................................        d          819.6       72,565.4       (40,923.7)      32,461.3
   Strategic Bond ...........................................        c      133,002.5      106,961.3      (123,891.9)     116,071.9
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth ........................................        e        3,671.7            2.5        (3,674.2)            --
   All Cap Value ............................................        f        5,584.8       10,773.3       (16,358.1)            --
   Large Cap Growth .........................................        g        5,157.8        3,633.8        (8,791.6)            --
   Total Return .............................................        h        3,622.8        2,434.2        (6,057.0)            --
LORD ABBETT SERIES FUND:
   America's Value ..........................................                70,735.3       80,642.1       (56,504.3)      94,873.1
   Growth and Income ........................................             1,006,336.7      110,492.6      (506,929.4)     609,899.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .........................        m        3,886.3       12,016.3       (12,370.1)       3,532.5
   Lehman Brothers Short Duration Bond ......................        n      398,460.3       49,335.0      (150,078.0)     297,717.3
   Fasciano .................................................                14,473.1        7,218.3       (13,116.1)       8,575.3
   Mid-Cap Growth ...........................................               106,381.5       74,746.8      (114,200.7)      66,927.6
   Partners .................................................               305,357.7      154,057.7      (157,598.7)     301,816.7
   Regency ..................................................               110,281.8       28,639.3       (47,426.2)      91,494.9
   Socially Responsive ......................................                13,189.0       37,655.4       (35,939.2)      14,905.2
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .............................................        k             --    1,484,956.1      (304,237.5)   1,180,718.6
   JNF Equity ...............................................        k             --    1,413,561.6      (363,060.2)   1,050,501.4
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ................................................                   240.3        5,653.6        (1,552.6)       4,341.3
   CommodityRealReturn Strategy .............................                12,605.1       13,450.2        (7,263.0)      18,792.3
   Emerging Markets Bond ....................................                 1,851.0        9,221.4        (8,983.6)       2,088.8
   Foreign Bond US Dollar-Hedged ............................                 1,456.8        3,282.1        (4,012.2)         726.7
   Global Bond Unhedged .....................................                 5,126.5       66,356.0       (41,033.5)      30,449.0
   High Yield ...............................................                 7,368.2       20,048.1        (8,832.8)      18,583.5
   Money Market .............................................               277,433.1    4,910,618.3    (2,800,149.0)   2,387,902.4
   Real Return ..............................................               171,693.7       99,183.4      (100,795.2)     170,081.9
   RealEstateRealReturn Strategy ............................                25,956.1       17,433.0       (25,067.4)      18,321.7
   Short-Term ...............................................                46,067.5      103,469.0       (68,990.2)      80,546.3
   StockPLUS(R) Total Return ................................                 4,399.2          894.1        (3,619.5)       1,673.8
   Total Return .............................................               339,470.1      356,882.3      (330,874.0)     365,478.4
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................       ac        7,482.2        2,446.6        (9,928.8)            --
   Equity Income ............................................               428,274.5       44,572.4      (277,851.6)     194,995.3
   Fund .....................................................               248,782.5       75,297.7      (200,375.5)     123,704.7
   High Yield ...............................................                70,944.9       84,359.3       (98,689.6)      56,614.6
   International Value ......................................                40,618.0      168,005.6       (96,666.0)     111,957.6
   Mid Cap Value ............................................                18,510.3       27,554.6       (35,845.5)      10,219.4
ROYCE CAPITAL FUND:
   Micro-Cap ................................................               104,527.5       53,517.8       (75,289.3)      82,756.0
   Small-Cap ................................................               196,618.1       17,124.6       (89,047.1)     124,695.6
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ...................................                12,872.5       28,853.2          (477.3)      41,248.4
   CLS AdvisorOne Clermont ..................................                 4,088.7        6,163.5        (2,621.8)       7,630.4
   Banking ..................................................                17,365.2       40,351.8       (45,584.0)      12,133.0
   Basic Materials ..........................................               126,498.9      205,022.7      (185,857.2)     145,664.4
   Biotechnology ............................................                 7,976.5       84,257.5       (87,564.4)       4,669.6
   Consumer Products ........................................                17,777.7       36,397.9       (44,535.7)       9,639.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                NOTES*      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Dow 2X Strategy ..........................................        o       35,616.5      172,510.8      (164,100.7)      44,026.6
   Electronics ..............................................                 2,270.1       88,810.1       (85,941.9)       5,138.3
   Energy ...................................................                89,213.4      126,437.4      (124,802.2)      90,848.6
   Energy Services ..........................................               105,012.3      180,279.2      (130,844.0)     154,447.5
   Europe 1.25X Strategy ....................................        p       66,691.3      179,512.1      (188,762.7)      57,440.7
   Financial Services .......................................                31,423.5       42,952.2       (71,150.8)       3,224.9
   Government Long Bond 1.2X Strategy .......................        q       57,846.7      235,898.5      (180,897.3)     112,847.9
   Health Care ..............................................                71,955.1       90,836.2      (102,676.3)      60,115.0
   Internet .................................................                 3,426.9       43,997.5       (35,273.4)      12,151.0
   Inverse Dow 2X Strategy ..................................        r       40,430.4      103,752.1      (141,451.5)       2,731.0
   Inverse Government Long Bond Strategy ....................        s       12,068.8      127,839.9      (132,325.1)       7,583.6
   Inverse Mid-Cap Strategy .................................        t        5,230.6       19,088.8       (24,062.0)         257.4
   Inverse OTC Strategy .....................................        u       86,701.7    1,414,937.9    (1,497,481.7)       4,157.9
   Inverse Russell 2000 Strategy ............................        v       87,419.0      747,844.1      (667,971.0)     167,292.1
   Inverse S&P 500 Strategy .................................        w        2,409.6      177,439.7      (179,849.3)            --
   Japan 1.25X Strategy .....................................        x       37,818.2      112,987.7      (141,832.1)       8,973.8
   Large-Cap Growth .........................................                24,623.0      188,556.1      (172,997.0)      40,182.1
   Large-Cap Value ..........................................               117,922.7      254,429.0      (338,271.8)      34,079.9
   Leisure ..................................................                68,783.9       18,931.6       (64,459.8)      23,255.7
   Mid Cap 1.5X Strategy ....................................        y       29,334.5      135,538.9      (142,987.1)      21,886.3
   Mid-Cap Growth ...........................................                 5,638.4      109,378.8      (109,759.4)       5,257.8
   Mid-Cap Value ............................................               136,938.6      122,867.3      (214,487.0)      45,318.9
   Nova .....................................................               136,206.1      184,810.1      (206,398.4)     114,617.8
   OTC 2X Strategy ..........................................        z       35,798.2      775,948.9      (756,679.9)      55,067.2
   OTC ......................................................               161,650.6      259,671.3      (273,933.6)     147,388.3
   Precious Metals ..........................................                71,714.7      126,146.7      (150,387.3)      47,474.1
   Real Estate ..............................................                29,933.9       44,548.6       (63,193.5)      11,289.0
   Retailing ................................................                 2,645.4        9,113.3        (9,537.5)       2,221.2
   Russell 2000 1.5X Strategy ...............................       aa       34,198.6       92,165.4      (110,064.4)      16,299.6
   S&P 500 2X Strategy ......................................       ab       30,943.7      102,637.4      (100,460.9)      33,120.2
   Sector Rotation ..........................................                17,154.1       33,106.2       (20,292.4)      29,967.9
   Small-Cap Growth .........................................                47,772.4      129,867.6      (141,464.3)      36,175.7
   Small-Cap Value ..........................................                52,117.2       62,936.2       (94,889.6)      20,163.8
   Technology ...............................................                12,328.9       77,754.8       (69,885.2)      20,198.5
   Telecommunications .......................................                59,946.0      132,609.1      (132,195.9)      60,359.2
   Transportation ...........................................                60,371.9       86,606.5      (125,715.5)      21,262.9
   U.S. Government Money Market .............................               577,681.4    3,459,628.0    (3,661,865.6)     375,443.8
   Utilities ................................................                78,265.6      158,194.2      (183,012.1)      53,447.7
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information ...........................               370,590.7       27,471.2      (125,782.3)     272,279.6
   Global Technology ........................................               200,435.8       41,294.6       (57,246.8)     184,483.6
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................               221,353.8       87,627.8      (104,962.4)     204,019.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................                80,848.1       53,715.3       (45,429.2)      89,134.2
   Bond .....................................................               179,799.4      189,511.7       (97,503.1)     271,808.0
   Emerging Markets .........................................               471,765.3      133,231.0      (287,709.7)     317,286.6
   Hard Assets ..............................................               125,615.4      114,408.2       (88,507.2)     151,516.4
   Real Estate ..............................................               103,295.1       45,374.5       (38,464.0)     110,205.6
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ................................................               599,549.5       67,037.2      (168,037.7)     498,549.0
   Opportunity ..............................................               460,555.6       15,414.5      (159,645.9)     316,324.2
------------------------------------------------------------------------------------------------------------------------------------
                          TOTAL                                          26,974,223.6   23,803,411.8   (28,205,792.2)  22,571,843.2
====================================================================================================================================

*     See Footnote 7 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

The change in units outstanding for the year ended December 31, 2006 was as follows:

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                 NOTES      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................               955,999.4      135,881.6      (314,301.2)     777,579.8
   Equity ...................................................               683,192.1       69,295.0      (231,617.4)     520,869.7
   Fixed Income .............................................               759,374.2       54,465.8      (271,967.3)     541,872.7
   Government Securities ....................................               572,556.6       39,341.4      (191,642.5)     420,255.5
   High Yield ...............................................        a      269,729.5       20,566.8      (290,296.3)            --
   Money Market .............................................             1,469,704.5    2,656,274.5    (3,149,002.6)     976,976.4
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................                56,993.9       15,798.8       (32,187.7)      40,605.0
   Core Equity ..............................................        b             --      213,973.7       (30,341.5)     183,632.2
   Core Stock ...............................................        c      187,520.6        1,305.6      (188,826.2)            --
   Financial Services .......................................                59,023.9       10,051.1       (23,281.2)      45,793.8
   Global Real Estate .......................................        d      230,550.0       97,159.8      (127,173.4)     200,536.4
   Global Health Care .......................................               244,078.5       24,204.0      (181,985.9)      86,296.6
   High Yield ...............................................               264,056.6      129,790.3      (145,872.6)     247,974.3
   Mid Cap Core .............................................                36,976.6        9,703.0       (12,257.8)      34,421.8
   Technology ...............................................                74,277.5       27,746.6       (28,967.6)      73,056.5
THE ALGER AMERICAN FUND:
   Growth ...................................................             1,161,254.5       99,972.2      (378,832.2)     882,394.5
   Leveraged AllCap .........................................               972,578.1       87,312.5      (269,593.1)     790,297.5
   Midcap Growth ............................................               836,564.1       54,458.1      (282,802.6)     608,219.6
   Small Capitalization .....................................               620,450.5      233,658.1      (347,336.1)     506,772.5
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income ........................................                70,156.3        7,871.6        (8,216.3)      69,811.6
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced .................................................                22,284.2       98,515.7       (83,583.9)      37,216.0
   Income & Growth ..........................................               588,065.7       40,619.9      (144,647.3)     484,038.3
   Inflation Protection .....................................                10,688.4       57,667.0       (55,837.1)      12,518.3
   International ............................................               434,589.1      121,056.4      (141,209.3)     414,436.2
   Value ....................................................               966,160.9      107,825.5      (352,688.7)     721,297.7
DIREXION INSURANCE TRUST: ...................................        e
   Dynamic VP HY Bond .......................................        e             --       19,502.8       (19,502.8)            --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ....................................                 3,653.9       38,330.0       (28,318.2)      13,665.7
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ....................               418,228.4       51,657.1      (129,000.6)     340,884.9
DREYFUS STOCK INDEX FUND ....................................             2,298,541.2      108,454.7      (590,960.9)   1,816,035.0
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ........................................               223,866.1       18,418.3       (75,024.1)     167,260.3
   International Value ......................................               604,260.4      156,275.2      (235,421.3)     525,114.3
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................               237,512.9      127,919.8      (113,171.1)     252,261.6
   High Income Bond II ......................................               651,857.9      202,464.8      (249,211.3)     605,111.4
   International Equity II ..................................               298,049.8       86,811.8      (139,615.2)     245,246.4
JANUS ASPEN SERIES:
   Growth and Income ........................................               466,178.9       89,661.5      (172,664.7)     383,175.7
   International Growth .....................................               162,775.2      207,629.3      (150,371.1)     220,033.4
   Large Cap Growth .........................................             1,699,230.0      153,426.6      (431,985.6)   1,420,671.0
   Mid Cap Growth ...........................................             1,155,476.1      111,133.8      (322,455.7)     944,154.2
   Worldwide Growth .........................................             1,193,070.9       78,247.7      (330,166.3)     941,152.3
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               205,991.1      158,299.7      (215,562.3)     148,728.5
   US Strategic Equity ......................................       aa      130,124.8       85,728.6      (104,346.0)     111,507.4
   International Equity .....................................                16,150.8       80,066.7       (59,453.2)      36,764.3
   Small Cap ................................................               490,003.8       56,703.5      (156,875.7)     389,831.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                 NOTES      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth .........................................       f           65.2        8,302.4        (4,695.9)       3,671.7
   All Cap Value .............................................       f        3,882.3        4,119.5        (2,417.0)       5,584.8
   Global High Yield Bond ....................................    f, g        9,292.4       40,182.3       (32,000.6)      17,474.1
   Large Cap Growth ..........................................       f        7,256.9       28,530.6       (30,629.7)       5,157.8
   Strategic Bond ............................................       f      124,200.0      131,988.6      (123,186.1)     133,002.5
   Total Return ..............................................       f        3,293.1        3,796.1        (3,466.4)       3,622.8
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government ................................................       f       24,341.4          819.6       (24,341.4)         819.6
LORD ABBETT SERIES FUND:
   America's Value ...........................................               69,771.9       25,488.0       (24,524.6)      70,735.3
   Growth and Income .........................................            1,167,159.5      190,872.6      (351,695.4)   1,006,336.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ..................................................               16,078.8       15,170.8       (16,776.5)      14,473.1
   Lehman Brothers High Income Bond ..........................       y        1,648.7        9,802.0        (7,564.4)       3,886.3
   Lehman Brothers Short Duration Bond .......................       z      538,293.2       23,766.4      (163,599.3)     398,460.3
   Mid Cap Growth ............................................               84,505.1       80,583.5       (58,707.1)     106,381.5
   Partners ..................................................              406,222.4      127,941.2      (228,805.9)     305,357.7
   Regency ...................................................              103,426.2      123,961.6      (117,106.0)     110,281.8
   Socially Responsive .......................................               18,776.7       31,334.3       (36,922.0)      13,189.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset .................................................       h             --        1,209.1          (968.8)         240.3
   CommodityRealReturn Strategy ..............................       h             --       24,359.1       (11,754.0)      12,605.1
   Emerging Markets Bond .....................................       h             --        2,539.5          (688.5)       1,851.0
   Foreign Bond US Dollar-Hedged .............................       h             --        1,593.3          (136.5)       1,456.8
   Global Bond Unhedged ......................................       h             --        7,764.0        (2,637.5)       5,126.5
   High Yield ................................................       h             --       14,671.2        (7,303.0)       7,368.2
   Money Market ..............................................               93,360.6      529,597.3      (345,524.8)     277,433.1
   Real Return ...............................................              308,676.7      126,093.6      (263,076.6)     171,693.7
   RealEstateRealReturn Strategy .............................       h             --       28,459.8        (2,503.7)      25,956.1
   Short Term ................................................               64,776.8      108,385.2      (127,094.5)      46,067.5
   StockPLUS Total Return ....................................       h             --        4,399.2              --        4,399.2
   Total Return ..............................................              270,181.6      279,811.3      (210,522.8)     339,470.1
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond .................................................                  174.1        7,308.1              --        7,482.2
   Equity Income .............................................              243,313.5      386,007.9      (201,046.9)     428,274.5
   Europe ....................................................       v       11,955.2       55,510.3       (67,465.5)            --
   Fund ......................................................              271,783.5       68,338.0       (91,339.0)     248,782.5
   High Yield ................................................                  117.9       82,872.1       (12,045.1)      70,944.9
   International Value .......................................       w             --       40,631.2           (13.2)      40,618.0
   Mid Cap Value .............................................               11,866.2       33,178.6       (26,534.5)      18,510.3
   Money Market ..............................................                     --        7,824.2        (7,824.2)            --
ROYCE CAPITAL FUND:
   Micro Cap .................................................               79,745.6       88,049.7       (63,267.8)     104,527.5
   Small Cap .................................................              238,910.4       44,648.4       (86,940.7)     196,618.1
RYDEX VARIABLE TRUST:
   Banking ...................................................                6,192.9       40,728.9       (29,556.6)      17,365.2
   Basic Materials ...........................................               74,253.9      136,587.9       (84,342.9)     126,498.9
   Biotechnology .............................................               40,602.8       60,449.2       (93,075.5)       7,976.5
   CLS AdvisorOne Amerigo ....................................                  255.8       16,089.5        (3,472.8)      12,872.5
   CLS AdvisorOne Clermont ...................................                  345.0        3,926.4          (182.7)       4,088.7
   Consumer Products .........................................               17,101.7       41,960.2       (41,284.2)      17,777.7
   Dow 2X Strategy ...........................................       i        1,329.3      220,288.1      (186,000.9)      35,616.5
   OTC 2X Strategy ...........................................       j       49,783.9      673,209.2      (687,194.9)      35,798.2
   S&P 500 2X Strategy .......................................       k       26,045.3      128,735.5      (123,837.1)      30,943.7
   Electronics ...............................................               11,275.1      194,814.7      (203,819.7)       2,270.1
   Energy ....................................................              169,389.3      150,415.6      (230,591.5)      89,213.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS          UNITS            END
                                                                 NOTES      OF YEAR       PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Services ...........................................              222,466.5      144,282.7      (261,736.9)     105,012.3
   Europe 1.25X Strategy .....................................       l       19,084.7      151,454.4      (103,847.8)      66,691.3
   Financial Services ........................................               15,760.1       55,791.8       (40,128.4)      31,423.5
   Government Long Bond 1.2X Strategy ........................       m       43,184.6      238,949.4      (224,287.3)      57,846.7
   Health Care ...............................................               85,889.7       65,332.3       (79,266.9)      71,955.1
   Internet ..................................................               11,733.4       15,915.5       (24,222.0)       3,426.9
   Inverse Dow 2X Strategy ...................................       n        1,890.1      141,193.7      (102,653.4)      40,430.4
   Inverse Government Long Bond Strategy .....................       o       99,602.3      177,071.5      (264,605.0)      12,068.8
   Inverse Mid-Cap Strategy ..................................       x             --       27,871.7       (22,641.1)       5,230.6
   Inverse OTC Strategy ......................................       p       12,230.4      762,884.0      (688,412.7)      86,701.7
   Inverse Russell 2000 Strategy .............................       q       74,707.7      253,667.9      (240,956.6)      87,419.0
   Inverse S&P 500 Strategy ..................................       r        3,762.5       84,219.5       (85,572.4)       2,409.6
   Japan 1.25X Strategy ......................................       s       70,596.5      185,595.7      (218,374.0)      37,818.2
   Large-Cap Growth ..........................................               14,207.4      217,636.7      (207,221.1)      24,623.0
   Large-Cap Value ...........................................               21,785.1      410,673.9      (314,536.3)     117,922.7
   Leisure ...................................................               89,778.8       29,880.9       (50,875.8)      68,783.9
   Mid Cap 1.5X Strategy .....................................       t       35,542.0      181,728.4      (187,935.9)      29,334.5
   Mid-Cap Growth ............................................               59,549.2       58,054.0      (111,964.8)       5,638.4
   Mid-Cap Value .............................................               28,701.4      209,578.5      (101,341.3)     136,938.6
   Nova ......................................................              163,349.7      233,396.9      (260,540.5)     136,206.1
   OTC .......................................................              210,466.6      358,401.8      (407,217.8)     161,650.6
   Precious Metals ...........................................               79,884.1      191,187.9      (199,357.3)      71,714.7
   Real Estate ...............................................               23,403.1       50,781.5       (44,250.7)      29,933.9
   Retailing .................................................                4,921.3       10,344.3       (12,620.2)       2,645.4
   Russell 2000 1.5X Strategy ................................       u       24,453.6      221,292.1      (211,547.1)      34,198.6
   Sector Rotation ...........................................               33,489.4       44,415.4       (60,750.7)      17,154.1
   Small-Cap Growth ..........................................               13,377.3      147,937.4      (113,542.3)      47,772.4
   Small-Cap Value ...........................................                2,605.6      216,769.4      (167,257.8)      52,117.2
   Technology ................................................                7,830.4       46,886.7       (42,388.2)      12,328.9
   Telecommunications ........................................               11,248.8       80,732.0       (32,034.8)      59,946.0
   Transportation ............................................               26,504.9      103,077.2       (69,210.2)      60,371.9
   U.S. Government Money Market ..............................              415,012.3    2,929,757.2    (2,767,088.1)     577,681.4
   Utilities .................................................              141,063.0      105,633.9      (168,431.3)      78,265.6
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ..............................              411,477.9       33,099.9       (73,987.1)     370,590.7
   Global Technology .........................................              216,383.1       44,864.1       (60,811.4)     200,435.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .....................................................              196,200.7      150,726.5      (125,573.4)     221,353.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...........................................               17,597.1      120,729.6       (57,478.6)      80,848.1
   Bond ......................................................              240,241.4       65,615.5      (126,057.5)     179,799.4
   Emerging Markets ..........................................              530,818.4      196,434.9      (255,488.0)     471,765.3
   Hard Assets ...............................................              188,398.6       79,599.5      (142,382.7)     125,615.4
   Real Estate ...............................................              117,844.7       50,996.5       (65,546.1)     103,295.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .................................................              720,299.6       31,818.9      (152,569.0)     599,549.5
   Opportunity ...............................................              579,178.8       12,447.3      (131,070.5)     460,555.6
------------------------------------------------------------------------------------------------------------------------------------
                          TOTALS                                         31,657,971.6   19,641,091.6   (24,324,839.6)  26,974,223.6
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (fund liquidation).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

i) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

j) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

k) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

l) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

m) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

n) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

o) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

p) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

q) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

r) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

s) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

t) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

u) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

v) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

w)    For the period December 15, 2006 (inception of fund) through December 31,
      2006.

x)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

y)    Formerly High Income Bond prior to its name change effective May 1, 2007.

z) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

aa)   Formerly Equity prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolios I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

o) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

p) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

q) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

r) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

s) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

t) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

u) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

v) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

w) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

x) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

y) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

z) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

aa) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ab) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ac)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(8)   SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and finan-cial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and finan-cial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 21, 2008

================================================================================

                         JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

                         SPONSOR
                         Jefferson National Life Insurance Company

                         DISTRIBUTOR
                         Jefferson National Financial Securities Corporation

                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2007 and 2006, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2007 and for each of the two years then ended December 31, 2007.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)  (a)       Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.          (2)

     (b)       Resolution Changing the Name of the Separate Account                                                            (1)

(2)            Not Applicable.

(3)  (a) (i)   Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva           (1)
               Securities Corporation.

         (ii)  Form of Amendment to Principal Underwriter's Agreement                                                          (1)

     (b)       Form of Selling Agreement                                                                                       (1)

(4)  (a)       Form of Individual Contract. (22-4061)                                                                          (2)

     (b)       Form of Group Contract.                                                                                         (2)

     (c)       Form of Group Certificate.                                                                                      (1)

     (d)       Form of Endorsement Amending MVA Provision (CVIC-4013)                                                          (1)

     (e)       Form of Earning Protection Rider. (CVIC-4026)                                                                   (1)

     (f)       Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)                                                     (1)

     (g)       Form of Guaranteed Minimum Withdrawal Benefit Rider. (CVIC-4005)                                                (1)

     (h)       Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                         (1)

     (i)       Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)             (1)

     (j)       Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)                     (1)

     (k)       Form of IRA Endorsement                                                                                         (1)

     (l)       Form of Roth IRA Endorsement                                                                                    (1)

     (m)       Form of TSA Endorsement                                                                                         (10)

     (n)       Form of Removal of Subaccount Limitation Endorsement (JNL-ADV-END-4)                                            (1)

(5)            Form of Application for Individual Annuity Contract. (JNL-6000)                                                 (1)

(6)  (a)       Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                           (1)

     (b)       Amended and Restated By-Laws of the Company.                                                                    (1)

(7)            Not Applicable.

(8)  (a)       Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity             (1)
               Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among          (12)
               40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

     (b) (i)   Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance        (1)
               Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1,
               2003.

         (ii)  Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors,           (1)
               Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and
               Inviva Securities Corporation dated May 1, 2003.

         (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,       (12)
               Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
               Securities Corporation dated May 1, 2003.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc.,       (14)
               Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson
               National Securities Corporation dated May 1, 2003.

     (c) (i)   Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company         (4)
               and Fred Alger and Company, Inc. dated March 31, 1995.

         (ii)  Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund,          (5)
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund,          (5)
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv)  Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger             (1)
               American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
               1995.

         (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund,               (12)
               Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (vi)  Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund,               (14)
               Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

     (d) (i)   Form of Participation Agreement between Great American Reserve Insurance Company and American Century           (4)
               Investment Services as of 1997.

         (ii)  Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve         (5)
               Insurance Company and American Century Investment Services as of 1997.

         (iii) Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve         (5)
               Insurance Company and American Century Investment Services as of 1997.

         (iv)  Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve          (5)
               Insurance Company and American Century Investment Services as of 1997.

         (v)   Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve          (5)
               Insurance Company and American Century Investment Services as of 1997.

         (vi)  Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great          (1)
               American Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii) Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life              (10)
               Insurance

                Company and American Century Investment Services as of 1997.

         (viii  Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life             (12)
                Insurance Company and American Century Investment Services as of 1997.

         (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life             (13)
                Insurance Company and American Century Investment Services.

     (e) (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,             (5)
                Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among           (5)
                Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among              (1)
                Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco             (1)
                Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among              (10)
                Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                Portfolios.

     (f) (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance              (4)
                Company and Insurance Management Series, Federated Securities Corp.

         (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco           (5)
                Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among       (5)
                Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco           (1)
                Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among            (12)
                Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

     (g) (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American         (6)
                Asset Management and Conseco Variable Insurance Company dated 2001.

         (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American              (5)
                Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated
                2001.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance       (1)
                Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

     (h) (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company         (1)
                dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson            (10)
                National Life Insurance Company dated May 1, 2003.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus             (12)
                Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus             (14)

                Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and
                Institutional)

     (i) (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC,            (1)
                Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

         (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series,          (1)
                Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                Company dated May 1, 2003.

     (j) (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American        (4)
                Reserve Insurance Company.

         (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and            (7)
                among Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among           (1)
                Lord, Abbett & Co. and Great American Reserve Insurance Company.

     (k) (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management         (5)
                Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve
                Insurance Company.

         (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among           (5)
                Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management
                Incorporated and Conseco Variable Insurance Company.

         (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and            (5)
                among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management
                Incorporated and Conseco Variable Insurance Company.

         (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among           (8)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                National Life Insurance Company.

         (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among         (1)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                National Life Insurance Company.

         (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among           (10)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                National Life Insurance Company.

         (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among           (12)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                National Life Insurance Company.

         (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among           (13)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                National Life Insurance Company.

     (l) (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO           (1)
                Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO        (10)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO        (12)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO        (14)

                Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life
                Insurance Company.

     (m) (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson             (1)
                National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,          (10)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                Distributor, Inc.

         (iii)  Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,          (12)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                Distributor, Inc.

         (iv)   Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust,          (14)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                Distributor, Inc.

     (n)        Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates,         (1)
                LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of
                Amendment dated April 5, 2004 thereto.

         (i)    Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &               (12)
                Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

         (ii)   Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce &               (14)
                Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities
                Corporation.

     (o) (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company,          (9)
                RYDEX Variable Trust and PADCO Financial Services, Inc.

         (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by          (1)
                and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and         (10)
                among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and         (12)
                among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (v)    Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by          (14)
                and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

     (p) (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and         (1)
                Citigroup Global Markets Inc.

         (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between                (10)
                Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

         (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between             (13)
                Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

     (q) (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman             (6)
                Advisors, Inc. and Conseco Variable Insurance Company.

         (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among         (5)
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among           (1)
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman            (1)

                Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among              (12)
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

         (vi)   Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among           (14)
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r) (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance             (5)
                Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management,
                Inc. and Strong Funds Distributors, Inc.

         (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among         (5)
                Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among         (5)
                Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

         (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among             (5)
                Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

         (v)    Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30,          (1)
                1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s) (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and            (8)
                Jefferson National Life Insurance Company.

         (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among       (1)
                Third Avenue Management LLC and Jefferson National Life Insurance Company.

     (t) (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,       (5)
                Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among       (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                Corporation.

         (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among       (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                Corporation.

         (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck        (8)
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services         (1)
                LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance          (1)
                Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1,
                2003.

     (v) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds           (10)
                Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

         (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance       (12)
                Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance       (14)
                Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo
                Variable Trust dated April 8, 2005.

     (w) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset              (10)
                Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance       (12)
                Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance       (14)
                Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

     (x) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital            (12)
                Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

         (ii)   Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life       (14)
                Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y) (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life             (13)
                Insurance Company dated May 1, 2007

         (ii)   Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National          (14)
                Life Insurance Company dated March 18, 2008.

(9)             Opinion and Consent of Counsel.                                                                                (14)

(10)            Consent of Independent Registered Public Accounting Firm.                                                      (14)

(11)            Financial Statements omitted from Item 23 above.                                                               N/A

(12)            Initial Capitalization Agreement.                                                                              N/A

(13)     (i)    Powers of Attorney.                                                                                            (1)

         (ii)   Powers of Attorney - Laurence Greenberg                                                                        (11)

         (iii)  Powers of Attorney - Robert Jefferson                                                                          (12)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson

National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number
0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director-Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Controller
Matthew Grove                    Chief Marketing Officer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

---------------------
   Smilow & Hecht
and Family Members(1)
---------------------
         |
         | 100%
         |
    -----------    ------------     ---------    ---------    ---------    ---------    -------
      Inviva,      Inviva, Inc.      Series A     Series B     Series C     Series D    Secured
      L.L.C.        Management      Preferred    Preferred    Preferred    Preferred     Notes
       (CA)           and            Stock(3)     Stock(4)     Stock(5)     Stock(6)
                   Employees(2)     ---------    ---------    ---------    ---------    -------
    -----------    ------------         |            |            |            |           |
         |              |               |            |            |            |           |
         | 75%          | 25%           |            |            |            |           |
         |              |               |            |            |            |           |
    -------------------------------------------------------------------------------------------
                                          Inviva, Inc.
                                              (DE)
    -------------------------------------------------------------------------------------------
                                               |         |
                                           ----| 100%    |
                                           |             |
    ----------------------------------------             |
    |                         |            |             |
    |                         |            |             |
    |                         |            |             |
---------               -------------  ---------         |   -----------     -----------     -----------
  Lifco                  JNF Holding     Inviva          |
 Holding                Company, Inc.  Insurance         |    JNFC ESOP        Inviva,         Trimaran
 Company,                   (DE)         Agency,         |                      L.L.C.         Entities
Inc. (DE)                              Inc. (DE)         |
---------               -------------  ---------         |   -----------     -----------     -----------
                             |                           |        |               |               |
                             |                           |        |               |               |
                             |                           |        |               |               |
             ------------------                          |        |               |               |
             Jefferson National                          |        |               |               |
              Financial Corp.  --------------------------------------------------------------------
                  (DE)(7)
             ------------------
                     |
                     |  100%
                     |
            ---------------------------------------------------------------------------------------------
            |                                |                               |                          |
            |                                |                               |                          |
---------------------------   ---------------------------------   -----------------------   --------------------------
     Jefferson National       Jefferson National Life Insurance   JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)               Company (TX)
---------------------------   ---------------------------------   -----------------------   --------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
      Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
      B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Jefferson National Financial Corp. is owned approximately 45% by Inviva, Inc (directly and via JNF Holding Company, Inc.), approximately 17.5% by Inviva, LLC, approximately 17.5% by Trimaran (which also owns virtually all of the Inviva Series C Preferred), approximately 12% by the Jefferson National Financial Corp. Employee Stock Ownership Plan and approximately 8% by others.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 7, 2008, the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 9,463 of which 5,938 were qualified contracts and 3,525 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Edward J. O'Brien, IV                   Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

(c) JNSC retains no compensation or commissions from the registrant.

                                                                       COMPENSATION
                                                                            ON
                                              NET UNDERWRITING          REDEMPTION
         NAME OF PRINCIPAL                     DISCOUNTS AND                OR                  BROKERAGE
            UNDERWRITER                         COMMISSIONS            ANNUITIZATION           COMMISSIONS       COMPENSATION
Jefferson National Securities Corporation           None                     None                  None               None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.17 and 18 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 7th day of April, 2008.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Laurence P. Greenberg*
       --------------------------
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                            TITLE                                          DATE
/s/ David A. Smilow*                         Chairman of the Board                                         4/7/08
--------------------------
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                      4/7/08
--------------------------
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President               4/7/08
--------------------------
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                         4/7/08
--------------------------
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                      4/7/08
--------------------------
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                      4/7/08
--------------------------
Name: Robert Jefferson

/s/ Craig A. Hawley*
--------------------------
Name:  Craig A. Hawley                                                                                     4/7/08
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (b)   (iv)   Form of Amendment dated May 1, 2008 to the Participation
                     Agreement by and among A I M Distributors, Inc., Jefferson
                     National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
                     Corporation dated May 1, 2003.

        (c)   (vi)   Form of Amendment dated May 1, 2008 to the Participation
                     Agreement among The Alger American Fund, Jefferson National
                     Life Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.

        (h)   (iv)   Form of Amendment dated May 1, 2008 to the Participation
                     Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
                     February 1, 2001 (Service and Institutional).

        (l)   (iv)   Form of Amendment dated May 1, 2008 to the Participation
                     Agreement dated May 1, 2003 by and among PIMCO Variable
                     Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

        (m)   (iv)   Form of Amendment to Participation Agreement dated May 1,
                     2008 among Pioneer Variable Contract Trust, Jefferson
                     National Life Insurance Company, Pioneer Investment
                     Management, Inc. and Pioneer Funds Distributor, Inc.

        (n)   (ii)   Form of Amendment to Participation Agreement dated May 1,
                     2008 among Royce Capital Fund, Royce & Associates, LLC and
                     Jefferson National Life Insurance Company and Jefferson
                     National Securities Corporation.

        (o)   (v)    Form of Amendment dated March 31, 2008 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, RYDEX Variable
                     Trust and Rydex Distributors, Inc.

        (q)   (vi)   Form of Amendment dated March 31, 2008 to the Participation
                     Agreement dated May 1, 2000 by and among Seligman
                     Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                     National Life Insurance Company.

        (v)   (iii)  Form of Amendment dated May 1, 2008 to Participation
                     Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

        (w)   (iii)  Form of Amendment dated May 1, 2008 to Participation
                     Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

        (x)   (ii)   Form of Amendment dated March 8, 2008 to Form of
                     Participation Agreement between Jefferson National Life
                     Insurance Company, AllianceBernstein L.P. and
                     AllianceBernstein Investments, Inc. dated May 1, 2006.

        (y)   (ii)   Form of Amended Participation Agreement between Northern
                     Lights Variable Trust and Jefferson National Life Insurance
                     Company dated March 18, 2008.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.